UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21601

PIMCO Income Strategy Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS

Semiannual Report

January 31, 2019

PIMCO Corporate & Income Opportunity Fund | PTY | NYSE

PIMCO Corporate & Income Strategy Fund | PCN | NYSE

PIMCO High Income Fund | PHK | NYSE

PIMCO Income Strategy Fund | PFL | NYSE

PIMCO Income Strategy Fund II | PFN | NYSE

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 844.337.4626. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

Letter from the Chair of the Board & President

Dear Shareholder,

Following this letter is the PIMCO Closed-End Funds Semiannual Report, which covers the six-month reporting period ended January 31, 2019. On the subsequent pages you will find specific details regarding investment results and discussion of the factors that most affected performance over the reporting period.

For the six-month reporting period ended January 31, 2019

The U.S. economy continued to expand. Looking back, U.S. gross domestic product (“GDP”) grew at an annual pace of 3.4% during the third quarter of 2018. According to the Commerce Department’s initial reading — released after the reporting period ended — fourth-quarter 2018 GDP grew at an annual pace of 2.6%.

The Federal Reserve (the “Fed”) continued to normalize monetary policy. After raising interest rates in March and June, the Fed again moved rates higher at its September and December 2018 meetings. The Fed’s December rate hike pushed the federal funds rate to a range between 2.25% and 2.50%. In addition, the Fed continued to reduce its balance sheet. At its meeting in January 2019, the Fed appeared to taper its expectations for the pace of rate hikes in 2019, saying, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate to support these outcomes.”

Economic activity outside the U.S. generally moderated. Against this backdrop, the European Central Bank (the “ECB”) and the Bank of Japan largely maintained their highly accommodative monetary policies, while other central banks took a more hawkish stance. For example, the Bank of England raised rates at its meeting in August 2018. Meanwhile, the ECB ended its quantitative easing program in December 2018, but indicated that it does not expect to raise interest rates “at least through the summer of 2019.”

The U.S. Treasury yield curve flattened as longer-term rates fell more than short-term rates. The yield on the benchmark 10-year U.S. Treasury note was 2.63% at the end of the reporting period, down from 2.96% on July 31, 2018. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 2.87% over the six months ended January 31, 2019. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 2.71%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generated mixed results versus the broad U.S. market. The ICE BofAML U.S. High Yield Index returned 1.02%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 2.98%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 3.75%.

U.S. equities moved higher in July and August 2018. We believe this rally was driven by a number of factors, including corporate profits that often exceeded expectations. U.S. equities then fell sharply during two of the next three months. We believe this was triggered by a number of factors, including signs of moderating global growth, concerns over future Fed rate hikes, the ongoing trade dispute between the U.S. and China and the partial U.S. government shutdown. However, U.S. equities rallied sharply in January 2019. In our view, this was partially due to the Fed’s revised view on monetary policy tightening for 2019. All told, U.S. equities, as represented by the S&P 500 Index, returned -3.00%. Elsewhere, emerging market equities, as measured by the MSCI Emerging Markets Index, returned -2.60%, whereas global equities, as represented by the MSCI World Index, returned -5.00%. Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned -7.00% and European equities, as represented by the MSCI Europe Index (in EUR), returned -7.46%.

Commodity prices fluctuated and generally declined. When the reporting period began, West Texas crude oil was approximately $69 a barrel, but by the end it was roughly $54 a barrel. This was driven in part by increased supply and declining global demand. Elsewhere, gold prices rose, whereas copper prices declined.

2	PIMCO CLOSED-END FUNDS

Finally, the foreign exchange markets experienced periods of volatility, due in part to signs of decoupling economic growth and central bank policies, along with a number of geopolitical events, including uncertainties around Brexit and trade negotiations between the U.S. and China. The U.S. dollar produced mixed results against other major currencies during the reporting period. For example, the U.S. dollar appreciated 2.13% and 0.12% versus the euro and the British pound, respectively, whereas the U.S. dollar depreciated 2.66% versus the yen.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Closed-End Funds investments, please contact your financial advisor, or call the Funds’ shareholder servicing agent at (844) 33-PIMCO. We also invite you to visit our website at pimco.com to learn more about our global viewpoints.

Sincerely,

Deborah A. DeCotis	Peter G. Strelow
Chair of the Board of Trustees	President

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	JANUARY 31, 2019	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. Thus, the Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Certain Funds’ monthly distributions may include, among other possible sources, interest income from its debt portfolio and payments and premiums (characterized as capital for financial accounting purposes and as ordinary income for tax purposes) generated by certain types of interest rate derivatives.

Strategies involving interest rate derivatives may attempt to capitalize on differences between short-term and long-term interest rates as part of a Fund’s duration and yield curve active management strategies. For instance, in the event that long-term interest rates are higher than short-term interest rates, the Fund may elect to pay a floating short-term interest rate and to receive a long-term fixed interest rate for a stipulated period of time, thereby generating payments as a function of the difference between current short-term interest rates and long-term interest rates, so long as the floating short-term interest rate (which may rise) is lower than the fixed long-term interest rate.

A Fund may also enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a 10-year U.S. treasury) that have different effective dates with respect to interest accrual time periods for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) and that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”). In a paired swap transaction, a Fund would generally enter into one or more interest rate swap agreements whereby the Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). The Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, the Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a floating interest rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).

4	PIMCO CLOSED-END FUNDS

A Fund may engage in investment strategies, including the use of derivatives, to, among other things, seek to generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s net asset value. A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. For instance, a significant portion of a Fund’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that the Fund will later realize a corresponding capital loss and potential decline in its net asset value with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.

The notional exposure of a Fund’s interest rate derivatives may represent a multiple of the Fund’s total net assets. There can be no assurance a Fund’s strategies involving interest rate derivatives will work as intended and such strategies are subject to the risks related to the use of derivatives generally, as discussed above (see also Notes 6 and 7 in the Notes to Financial Statements for further discussion on the use of derivative instruments and certain of the risks associated therewith).

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. Moreover, to make payments of interest and other loan costs, a Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so.

In addition, because the fees received by PIMCO are based on the average weekly total managed assets (including any assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus any accrued liabilities (other than liabilities representing leverage) of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II, and on the average daily net asset value (including daily net assets attributable to any preferred shares that may be outstanding) of PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund, PIMCO has a financial incentive for a Fund to use certain forms of leverage, which may create a conflict of interest between PIMCO, on the one hand, and the common shareholders of a Fund, on the other hand.

There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

A Fund’s investments in and exposure to foreign securities involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of certain foreign countries are relatively small, with a limited number of companies representing a small number of industries. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and custody standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or other confiscation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in foreign securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	JANUARY 31, 2019	5

Important Information About the Funds (Cont.)

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. The United States presidential administration’s enforcement of tariffs on goods from other countries, with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

Investments in loans (including whole loans) are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and, as applicable, risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. In the case of a loan participation or assignment, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. In the event of the insolvency of the lender selling a loan participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

A Fund may also invest in the residual or equity tranches of mortgage-related and other asset-backed instruments, which may be referred to as subordinate mortgage-backed or asset-backed instruments and interest-only mortgage-backed or asset-backed instruments. Subordinate mortgage-backed or asset-backed instruments are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed or asset-backed instruments will not be fully paid. Investments in subordinate mortgage-backed and other asset-backed instruments may be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed and other asset-backed instruments are also subject to greater credit risk than those mortgage-backed or other asset-backed securities that are more highly rated. There are multiple tranches of mortgage-backed and asset-backed instruments, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or “first loss,” according to their degree of risk. The most senior tranche of a mortgage-backed or asset-backed instrument has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the “equity” or “residual” tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. Because an investment in the residual or equity tranche of a mortgage-related or other asset-backed instrument will be the first to bear losses incurred by such instrument, these investments may involve a significantly greater degree of risk than investments in other tranches of a mortgage-related or other asset-backed instrument.

6	PIMCO CLOSED-END FUNDS

The risk of investing in collateralized loan obligations (“CLOs”), include prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk. CLOs may carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. A Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Fund’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Fund, and could negatively impact the Fund’s performance and/or returns. Certain Funds may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Contingent convertible securities (“CoCos”) are a form of hybrid debt security issued primarily by non-U.S. issuers, which have loss absorption mechanisms built into their terms. The risks of investing in CoCos include, without limitation, the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that the principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund. CoCos may experience a loss absorption mechanism trigger event, which would likely be the result of, or related to, the deterioration of the issuer’s financial condition (e.g., a decrease in the issuer’s capital ratio) and status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the trigger event, the market price of the issuer’s common stock received by the Fund will have likely declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The global economic crisis brought several small countries in Europe to the brink of default and many other economies into recession and weakened the banking and financial sectors of many European countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all experienced large public budget deficits, the effects of which are still yet unknown and may slow the overall recovery of the European economies from the global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could

SEMIANNUAL REPORT	JANUARY 31, 2019	7

Important Information About the Funds (Cont.)

significantly affect the value of a Fund’s European investments. It is possible that one or more Economic and Monetary Union of the European Union member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In June 2016, the United Kingdom approved a referendum to leave the European Union. Significant uncertainty remains in the market regarding the ramifications of that development, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact the Funds’ performance and/or ability to achieve their investment objectives. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of the Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

8	PIMCO CLOSED-END FUNDS

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end management investment companies, such as the Funds, frequently trade at a discount from their net asset value and may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, contingent convertible securities risk, high yield risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at

NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Corporate & Income Opportunity Fund	12/27/02	Diversified
PIMCO Corporate & Income Strategy Fund	12/21/01	Diversified
PIMCO High Income Fund	04/30/03	Diversified
PIMCO Income Strategy Fund	08/29/03	Diversified
PIMCO Income Strategy Fund II	10/29/04	Diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand.

The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

SEMIANNUAL REPORT	JANUARY 31, 2019	9

Important Information About the Funds (Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and is available without charge, upon request by calling the Funds at (844) 33-PIMCO and on the Funds’ website at www.pimco.com.

The SEC has adopted a rule that, beginning in 2021, generally will allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may still elect to receive a complete shareholder report in the mail. Instructions for electing to receive paper copies of the Fund’s shareholder reports going forward may be found on the front cover of this report.

10	PIMCO CLOSED-END FUNDS

PIMCO Corporate & Income Opportunity Fund

Symbol on NYSE - PTY

Allocation Breakdown as of 01/31/2019†§

Corporate Bonds & Notes	45.1%

Asset-Backed Securities	15.4%

Non-Agency Mortgage-Backed Securities	14.1%

Loan Participations and Assignments	6.4%

Sovereign Issues	4.2%

Short-Term Instruments	3.6%

Municipal Bonds & Notes	3.5%

U.S. Government Agencies	2.8%

Preferred Securities	2.7%

Real Estate Investment Trusts	1.1%

Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2019)(1)

Market Price	$16.34

NAV	$14.25

Premium/(Discount) to NAV	14.67%

Market Price Distribution Rate(2)	9.55%

NAV Distribution Rate(2)	10.95%

Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended January 31, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/27/02)
Market Price	(3.91)%	10.02%	9.82%	18.65%	13.75%
NAV	2.14%	6.05%	11.67%	21.00%	14.05%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Corporate & Income Opportunity Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the intermediate portion of the U.S. yield curve contributed to absolute performance, as rates declined.

»	Exposure to the U.S. dollar contributed to absolute performance, as the U.S. dollar appreciated against most major currencies.

»	Exposure to securitized credit contributed to absolute performance, as the asset class posted positive returns.

»	Security selection in high yield corporate credit detracted from absolute performance.

»	Security selection in investment grade corporate credit detracted from absolute performance.

»	Exposure to taxable municipal bonds detracted from absolute performance.

SEMIANNUAL REPORT	JANUARY 31, 2019	11

PIMCO Corporate & Income Strategy Fund

Symbol on NYSE - PCN

Allocation Breakdown as of 01/31/2019†§

Corporate Bonds & Notes	40.0%

Non-Agency Mortgage-Backed Securities	18.3%

Asset-Backed Securities	16.8%

Loan Participations and Assignments	5.1%

U.S. Government Agencies	4.3%

Sovereign Issues	4.3%

Municipal Bonds & Notes	4.0%

Preferred Securities	2.8%

Short-Term Instruments	1.7%

Real Estate Investment Trusts	1.3%

Other	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2019)(1)

Market Price	$15.64

NAV	$14.30

Premium/(Discount) to NAV	9.37%

Market Price Distribution Rate(2)	8.63%

NAV Distribution Rate(2)	9.44%

Total Effective Leverage(3)	23%

Average Annual Total Return(1) for the period ended January 31, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/21/01)
Market Price	(9.30)%	1.37%	9.21%	15.48%	11.54%
NAV	1.12%	3.10%	9.30%	18.67%	11.79%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with a secondary objective of capital preservation and appreciation.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the intermediate portion of the U.S. yield curve contributed to absolute performance, as rates declined.

»	Exposure to the U.S. dollar contributed to absolute performance, as the U.S. dollar appreciated against most major currencies.

»	Exposure to commercial mortgage backed securities contributed to absolute performance, as the asset class posted positive returns.

»	Security selection in high yield corporate credit detracted from absolute performance.

»	Security selection in investment grade corporate credit detracted from absolute performance.

»	Exposure to taxable municipal bonds detracted from absolute performance.

12	PIMCO CLOSED-END FUNDS

PIMCO High Income Fund

Symbol on NYSE -  PHK

Allocation Breakdown as of 01/31/2019†§

Corporate Bonds & Notes	46.7%

Non-Agency Mortgage-Backed Securities	14.9%

Asset-Backed Securities	10.4%

Municipal Bonds & Notes	6.1%

Preferred Securities	5.4%

Sovereign Issues	4.4%

Loan Participations and Assignments	4.0%

U.S. Government Agencies	2.4%

Short-Term Instruments	2.2%

Real Estate Investment Trusts	2.0%

Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2019)(1)

Market Price	$8.56

NAV	$6.12

Premium/(Discount) to NAV	39.87%

Market Price Distribution Rate(2)	11.31%

NAV Distribution Rate(2)	15.82%

Total Effective Leverage(3)	25%

Average Annual Total Return(1) for the period ended January 31, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/30/03)
Market Price	4.90%	27.48%	6.42%	14.61%	10.28%
NAV	1.11%	4.97%	11.89%	21.84%	11.61%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO High Income Fund’s primary investment objective is to seek high current income, with capital appreciation as a secondary objective.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the intermediate portion of the U.S. yield curve contributed to absolute performance, as rates declined.

»	Exposure to the U.S. dollar contributed to absolute performance, as the U.S. dollar appreciated against most major currencies.

»	Exposure to commercial mortgage backed securities contributed to absolute performance, as the asset class posted positive returns.

»	Security selection in high yield corporate credit detracted from absolute performance.

»	Security selection in investment grade corporate credit detracted from absolute performance.

»	Exposure to taxable municipal bonds detracted from absolute performance.

SEMIANNUAL REPORT	JANUARY 31, 2019	13

PIMCO Income Strategy Fund

Symbol on NYSE -  PFL

Allocation Breakdown as of 01/31/2019†§

Corporate Bonds & Notes	44.0%

Asset-Backed Securities	19.7%

Non-Agency Mortgage-Backed Securities	10.0%

Loan Participations and Assignments	4.9%

Municipal Bonds & Notes	4.6%

Short-Term Instruments	4.4%

Sovereign Issues	4.1%

U.S. Government Agencies	3.0%

Preferred Securities	2.8%

Real Estate Investment Trusts	1.2%

Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2019)(1)

Market Price	$11.38

NAV	$10.65

Premium/(Discount) to NAV	6.85%

Market Price Distribution Rate(2)	9.49%

NAV Distribution Rate(2)	10.14%

Total Effective Leverage(3)	25%

Average Annual Total Return(1) for the period ended January 31, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (08/29/03)
Market Price	(2.25)%	8.22%	10.23%	14.66%	6.96%
NAV	0.52%	2.54%	8.11%	16.35%	6.87%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Strategy Fund’s investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the intermediate portion of the U.S. yield curve contributed to absolute performance, as rates declined.

»	Exposure to the U.S. dollar contributed to absolute performance, as the U.S. dollar appreciated against most major currencies.

»	Exposure to commercial mortgage backed securities contributed to absolute performance, as the asset class posted positive returns.

»	Security selection in high yield corporate credit detracted from absolute performance.

»	Security selection in residential mortgage backed securities detracted from absolute performance.

»	Security selection in investment grade corporate credit detracted from absolute performance.

14	PIMCO CLOSED-END FUNDS

PIMCO Income Strategy Fund II

Symbol on NYSE -  PFN

Allocation Breakdown as of 01/31/2019†§

Corporate Bonds & Notes	44.5%

Non-Agency Mortgage-Backed Securities	15.3%

Asset-Backed Securities	15.3%

Municipal Bonds & Notes	6.2%

Loan Participations and Assignments	4.7%

Sovereign Issues	3.7%

Preferred Securities	2.8%

U.S. Government Agencies	2.4%

Short-Term Instruments	2.3%

Real Estate Investment Trusts	1.2%

Other	1.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of January 31, 2019)(1)

Market Price	$10.08

NAV	$9.59

Premium/(Discount) to NAV	5.11%

Market Price Distribution Rate(2)	9.52%

NAV Distribution Rate(2)	10.01%

Total Effective Leverage(3)	26%

Average Annual Total Return(1) for the period ended January 31, 2019

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/29/04)
Market Price	(0.29)%	9.01%	10.56%	16.32%	6.11%
NAV	0.79%	3.13%	8.70%	16.60%	6.07%

All Fund returns are net of fees and expenses.

* Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

(2)

Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Income Strategy Fund II’s investment objective is to seek high current income, consistent with the preservation of capital.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the intermediate portion of the U.S. yield curve contributed to absolute performance, as rates declined.

»	Exposure to the U.S. dollar contributed to absolute performance, as the U.S. dollar appreciated against most major currencies.

»	Exposure to commercial mortgage backed securities contributed to absolute performance, as the asset class posted positive returns.

»	Security selection in high yield corporate credit detracted from absolute performance.

»	Security selection in residential mortgage backed securities detracted from absolute performance.

»	Security selection in investment grade corporate credit detracted from absolute performance.

SEMIANNUAL REPORT	JANUARY 31, 2019	15

Financial Highlights

		Investment Operations			Less Distributions to ARPS(b)				Less Distributions to Common Shareholders(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)		From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations		From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Corporate & Income Opportunity Fund

08/01/2018 - 01/31/2019+	$14.80	$0.71	$(0.45)		$(0.06)	$0.00	$0.20		$(0.85)	$0.00	$0.00	$(0.85)

07/31/2018	14.87	1.30	0.16		(0.09)	0.00	1.37		(1.56)	0.00	0.00	(1.56)

07/31/2017	13.27	1.21	2.06		(0.04)	0.00	3.23		(1.59)	0.00	(0.14)	(1.73)

07/31/2016	14.23	1.30	(0.65)		(0.02)	0.00	0.63		(1.59)	0.00	0.00	(1.59)

12/01/2014 - 07/31/2015(g)	15.41	0.68	(0.33)		(0.00)	0.00	0.35		(1.69)	0.00	0.00	(1.69	)(j)

11/30/2014	16.62	1.14	1.06		(0.00)	(0.01)	2.19		(1.56)	(1.84)	0.00	(3.40)

11/30/2013	17.58	1.43	0.19		(0.00)	(0.00)	1.62		(1.82)	(0.76)	0.00	(2.58)

PIMCO Corporate & Income Strategy Fund

08/01/2018 - 01/31/2019+	$14.90	$0.65	$(0.47)		$(0.02)	$0.00	$0.16		$(0.76)	$0.00	$0.00	$(0.76)

07/31/2018	15.32	1.20	(0.24)		(0.03)	0.00	0.93		(1.35)	0.00	0.00	(1.35)

07/31/2017	14.28	1.12	1.70		(0.01)	0.00	2.81		(1.75)	0.00	(0.02)	(1.77)

07/31/2016	14.75	1.24	(0.84	)(k)	(0.01)	0.00	0.39	(l)	(1.37)	0.00	0.00	(1.37)

11/01/2014 - 07/31/2015(h)	15.60	0.73	(0.21)		(0.00)	0.00	0.52		(1.37)	0.00	0.00	(1.37	)(j)

10/31/2014	16.04	0.99	0.87		(0.00)	(0.00)	1.86		(1.35)	(0.95)	0.00	(2.30)

10/31/2013	15.90	1.28	0.44		(0.01)	0.00	1.71		(1.57)	0.00	0.00	(1.57)

PIMCO High Income Fund

08/01/2018 - 01/31/2019+	$6.54	$0.32	$(0.25)		$(0.01)	$0.00	$0.06		$(0.48)	$0.00	$0.00	$(0.48)

07/31/2018	6.90	0.62	0.01		(0.02)	0.00	0.61		(0.84)	0.00	(0.13)	(0.97)

07/31/2017	6.63	0.67	0.71		(0.01)	0.00	1.37		(0.91)	0.00	(0.19)	(1.10)

07/31/2016	7.37	0.74	(0.48	)(k)	(0.00)	0.00	0.26	(l)	(1.18)	0.00	(0.08)	(1.26)

04/01/2015 - 07/31/2015(i)	7.59	0.21	0.06		(0.00)	0.00	0.27		(0.33)	0.00	(0.16)	(0.49	)(j)

03/31/2015	8.23	0.94	(0.12)		(0.00)	0.00	0.82		(1.46)	0.00	0.00	(1.46)

03/31/2014	8.65	0.84	0.20		(0.00)	0.00	1.04		(1.35)	0.00	(0.11)	(1.46)

PIMCO Income Strategy Fund

08/01/2018 - 01/31/2019+	$11.14	$0.47	$(0.40)		$(0.03)	$0.00	$0.04		$(0.54)	$0.00	$0.00	$(0.54)

07/31/2018	11.60	0.87	(0.19)		(0.06)	0.00	0.62		(1.07)	0.00	(0.01)	(1.08)

07/31/2017	10.53	0.88	1.31		(0.04)	0.00	2.15		(1.08)	0.00	0.00	(1.08)

07/31/2016	11.46	0.88	(0.70)		(0.03)	0.00	0.15		(1.08)	0.00	0.00	(1.08)

07/31/2015	12.15	0.79	(0.34)		(0.03)	0.00	0.42		(1.22)	0.00	0.00	(1.22)

07/31/2014	11.70	0.79	0.78		(0.04)	0.00	1.53		(1.08)	0.00	0.00	(1.08)

PIMCO Income Strategy Fund II

08/01/2018 - 01/31/2019+	$10.07	$0.45	$(0.35)		$(0.03)	$0.00	$0.07		$(0.55)	$0.00	$0.00	$(0.55)

07/31/2018	10.33	0.79	(0.05)		(0.04)	0.00	0.70		(0.96)	0.00	0.00	(0.96)

07/31/2017	9.42	0.80	1.10		(0.03)	0.00	1.87		(0.96)	0.00	0.00	(0.96)

07/31/2016	10.27	0.87	(0.67)		(0.02)	0.00	0.18		(1.03)	0.00	0.00	(1.03)

07/31/2015	10.88	0.70	(0.29)		(0.03)	0.00	0.38		(1.11)	0.00	0.00	(1.11)

07/31/2014	10.29	0.72	0.87		(0.04)	0.00	1.55		(0.96)	0.00	0.00	(0.96)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)	Auction Rate Preferred Shares (“ARPS”). See Note 14, Auction Rate Preferred Shares, in the Notes to Financial Statements.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

(d)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(e)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(f)

Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(g)	Fiscal year end changed from November 30th to July 31st.
(h)	Fiscal year end changed from October 31st to July 31st.
(i)	Fiscal year end changed from March 31st to July 31st.
(j)

Total distributions for the period ended July 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended July 31, 2015.

(k)

The amount previously reported in the Funds’ 2016 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Funds’ 2016 Annual Report, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund reported amounts of (0.33) and (0.22), respectively.

(l)

The amount previously reported in the Funds’ 2016 Annual Report has been revised due to a misstatement. The misstatement was not considered material to the prior period Annual Report. In the Funds’ 2016 Annual Report, PIMCO Corporate & Income Strategy Fund and PIMCO High Income Fund reported amounts of 0.90 and 0.52, respectively.

(m)	The NAV presented may differ from the NAV reported for the same period in other Fund materials.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

					Common Share				Ratios/Supplemental Data
										Ratios to Average Net Assets
Increase resulting from at-the-market Offering		Offering Cost Charged to Paid in Capital		Increase Resulting from Tender and Repurchase of ARPS(b)	Net Asset Value End of Year or Period		Market Price End of Year or Period	Total Investment Return(d)	Net Assets Applicable to Common Shareholders (000s)	Expenses(e)(f)		Expenses Excluding Waivers(e)(f)		Expenses Excluding Interest Expense(e)		Expenses Excluding Interest Expense and Waivers(e)		Net Investment Income (Loss)		ARPS Asset Coverage Per Share(b)	Portfolio Turnover Rate

	$0.10		$0.00	$0.00	$14.25		$16.34	(3.91)%	$1,224,918	1.10	%*	1.10	%*	0.68	%*	0.68	%*	8.16	%*	$153,635	11%

	0.12		0.00	0.00	14.80	(m)	17.95	16.78	1,219,515	1.26		1.26		0.81		0.81		8.73		153,072	19

	0.10		0.00	0.00	14.87		16.92	29.18	1,140,768	1.08		1.08		0.83		0.83		8.68		144,819	39

	N/A		N/A	0.00	13.27		14.75	16.09	946,843	0.89		0.89		0.85		0.85		9.93		124,468	45

	N/A		N/A	0.16	14.23		14.31	(13.61)	1,006,484	0.91	*	0.91	*	0.90	*	0.90	*	7.01	*	130,743	34

	N/A		N/A	0.00	15.41		18.50	26.04	1,082,000	0.91		0.91		0.91		0.91		7.36		108,229	44

	N/A		N/A	0.00	16.62		17.75	(0.15)	1,149,779	0.91		0.91		0.91		0.91		8.49		113,443	118

$	N/A	$	N/A	$0.00	$14.30		$15.64	(9.30)%	$564,597	1.36	%*	1.36	%*	0.85	%*	0.85	%*	8.17	%*	$279,125	10%

	N/A		N/A	0.00	14.90	(m)	18.09	9.61	586,592	1.36		1.36		0.94		0.94		7.97		289,023	20

	N/A		N/A	0.00	15.32		17.92	30.63	599,266	1.17		1.17		0.93		0.93		7.65		294,755	38

	N/A		N/A	0.51	14.28		15.43	24.21	553,569	1.10		1.10		1.02		1.02		8.91		274,223	43

	N/A		N/A	0.00	14.75		13.71	(7.12)	570,122	1.07	*	1.07	*	1.07	*	1.07	*	6.51	*	109,336	40

	N/A		N/A	0.00	15.60		16.18	8.84	599,980	1.09		1.09		1.09		1.09		6.32		113,753	48

	N/A		N/A	0.00	16.04		17.15	3.48	612,225	1.10		1.10		1.09		1.09		7.91		115,565	108

$	N/A	$	N/A	$0.00	$6.12		$8.56	4.90%	$797,919	1.57	%*	1.57	%*	0.80	%*	0.80	%*	9.06	%*	$220,547	12%

	N/A		N/A	0.00	6.54	(m)	8.67	13.13	847,052	1.48		1.48		0.90		0.90		9.30		232,587	27

	N/A		N/A	0.00	6.90		8.71	(1.45)	884,912	1.25		1.25		0.90		0.90		10.08		241,894	32

	N/A		N/A	0.26	6.63		10.03	19.92	841,102	1.08		1.08		0.95		0.95		11.20		231,185	42

	N/A		N/A	0.00	7.37		9.71	(18.40)	925,598	1.05	*	1.05	*	1.03	*	1.03	*	8.14	*	104,245	8

	N/A		N/A	0.00	7.59		12.48	12.30	949,880	1.18		1.18		1.02		1.02		11.53		106,324	58

	N/A		N/A	0.00	8.23		12.56	15.51	1,021,120	1.14		1.14		1.03		1.03		10.14		112,424	159

	$0.01		$0.00	$0.00	$10.65		$11.38	(2.25)%	$276,898	1.36	%*	1.36	%*	0.99	%*	0.99	%*	7.35	%*	$159,965	7%

	N/A		N/A	0.00	11.14	(m)	12.23	10.37	284,677	1.48		1.48		1.17		1.17		7.67		163,725	21

	N/A		N/A	0.00	11.60		12.17	28.11	294,525	1.35		1.35		1.17		1.17		8.01		168,552	40

	N/A		N/A	0.00	10.53		10.48	12.41	266,347	1.17		1.17		1.13		1.13		8.49		154,837	38

	N/A		N/A	0.11	11.46		10.39	(2.62)	289,909	1.30		1.30		1.25		1.25		6.67		166,328	67

	N/A		N/A	0.00	12.15		11.87	9.95	306,475	1.19		1.19		1.18		1.18		6.71		122,004	113

	$0.00		$0.00	$0.00	$9.59		$10.08	(0.29)%	$579,658	1.36	%*	1.36	%*	0.95	%*	0.95	%*	8.00	%*	$181,695	8%

	N/A		N/A	0.00	10.07	(m)	10.70	9.19	600,890	1.41		1.41		1.10		1.10		7.79		187,429	18

	N/A		N/A	0.00	10.33		10.76	26.32	612,310	1.26		1.26		1.09		1.09		8.15		190,527	26

	N/A		N/A	0.00	9.42		9.39	11.92	556,840	1.14		1.14		1.07		1.07		9.25		175,544	38

	N/A		N/A	0.12	10.27		9.41	(0.12)	606,974	1.16		1.16		1.13		1.13		6.58		189,105	63

	N/A		N/A	0.00	10.88		10.50	12.39	642,119	1.14		1.14		1.14		1.14		6.79		124,695	119

SEMIANNUAL REPORT	JANUARY 31, 2019	17

Statements of Assets and Liabilities

January 31, 2019 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Assets:

Investments, at value
Investments in securities*	$1,681,629	$699,911	$1,030,355	$357,191	$738,451
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,003	3,468	9,081	1,801	4,036
Over the counter	5,959	591	4,216	331	725
Cash	3	0	19	1	1
Deposits with counterparty	31,840	10,113	20,809	6,158	13,072
Foreign currency, at value	580	665	987	538	814
Receivable for investments sold	8,031	9,343	18,806	2,710	5,925
Receivable for Fund shares sold	1,173	0	0	635	441
Interest and/or dividends receivable	17,172	6,317	11,668	3,847	7,294
Other assets	233	121	7	52	55
Total Assets	1,752,623	730,529	1,095,948	373,264	770,814

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$210,853	$91,111	$155,304	$33,216	$77,965
Financial Derivative Instruments
Exchange-traded or centrally cleared	7,198	3,277	10,482	1,709	4,086
Over the counter	25,569	2,007	4,224	1,255	2,320
Payable for investments purchased	27,513	8,273	9,362	5,833	8,303
Payable for unfunded loan commitments	487	521	476	137	536
Deposits from counterparty	6,031	261	4,980	273	39
Distributions payable to common shareholders	11,142	4,443	10,516	2,325	4,832
Distributions payable to auction rate preferred shareholders	109	18	36	16	32
Overdraft due to custodian	0	2	0	0	0
Accrued management fees	767	408	554	251	504
Other liabilities	86	86	120	76	89
Total Liabilities	289,755	110,407	196,054	45,091	98,706

Auction Rate Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	237,950	55,525	101,975	51,275	92,450

Net Assets Applicable to Common Shareholders	$1,224,918	$564,597	$797,919	$276,898	$579,658

Net Assets Applicable to Common Shareholders Consist of:

Par value^	$1	$0	$1	$0	$1
Paid in capital in excess of par	1,265,178	581,516	992,214	298,849	619,325
Distributable earnings (accumulated loss)	(40,261)	(16,919)	(194,296)	(21,951)	(39,668)

Net Assets Applicable to Common Shareholders	$1,224,918	$564,597	$797,919	$276,898	$579,658

Net Asset Value Per Common Share:	$14.25	$14.30	$6.12	$10.65	$9.59

Common Shares Outstanding	85,980	39,493	130,311	26,002	60,445

Auction Rate Preferred Shares Issued and Outstanding	10	2	4	2	4

Cost of investments in securities	$1,679,123	$695,470	$1,042,213	$358,781	$740,244
Cost of foreign currency held	$571	$668	$981	$533	$800
Cost or premiums of financial derivative instruments, net	$(13,483)	$11,976	$140,728	$7,986	$15,664

* Includes repurchase agreements of:	$31,664	$6,926	$16,101	$13,657	$12,640

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	($0.00001 per share)

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended January 31, 2019 (Unaudited)
(Amounts in thousands†)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Investment Income:

Interest	$62,717	$27,478	$42,195	$13,086	$29,234
Dividends	5,078	2,588	6,783	1,303	2,724
Total Income	67,795	30,066	48,978	14,389	31,958

Expenses:

Management fees	4,758	2,557	3,505	1,550	3,105
Trustee fees and related expenses	84	35	49	18	37
Interest expense	3,061	1,607	3,553	618	1,407
Auction agent fees and commissions	157	47	84	30	69
Auction rate preferred shares related expenses	17	32	24	28	27
Miscellaneous expense	14	11	11	6	11
Total Expenses	8,091	4,289	7,226	2,250	4,656

Net Investment Income (Loss)	59,704	25,777	41,752	12,139	27,302

Net Realized Gain (Loss):

Investments in securities	(1,316)	(2,163)	(1,094)	(2,590)	(5,864)
Exchange-traded or centrally cleared financial derivative instruments	8,020	871	(12,441)	466	1,268
Over the counter financial derivative instruments	21,279	5,185	15,854	2,977	5,646
Foreign currency	(1,409)	(345)	(805)	(196)	(471)

Net Realized Gain (Loss)	26,574	3,548	1,514	657	579

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(46,386)	(23,589)	(42,734)	(10,592)	(22,584)
Exchange-traded or centrally cleared financial derivative instruments	(15,703)	2,786	8,387	802	1,900
Over the counter financial derivative instruments	(1,149)	(1,831)	1,047	(938)	(1,491)
Foreign currency assets and liabilities	(1,551)	(83)	(154)	(9)	(33)

Net Change in Unrealized Appreciation (Depreciation)	(64,789)	(22,717)	(33,454)	(10,737)	(22,208)

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,489	$6,608	$9,812	$2,059	$5,673

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Realized Capital Gains	$(5,118)	$(895)	$(1,755)	$(886)	$(1,597)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$16,371	$5,713	$8,057	$1,173	$4,076

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	JANUARY 31, 2019	19

Statements of Changes in Net Assets

	PIMCO Corporate & Income Opportunity Fund		PIMCO Corporate & Income Strategy Fund

(Amounts in thousands†)	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$59,704	$104,107	$25,777	$47,174
Net realized gain (loss)	26,574	57,573	3,548	46,695
Net change in unrealized appreciation (depreciation)	(64,789)	(46,154)	(22,717)	(56,327)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,489	115,526	6,608	37,542
Distributions on auction rate preferred shares from net investment income and/or realized capital gains*	(5,118)	(6,886)	(895)	(1,205)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	16,371	108,640	5,713	36,337

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains*	(71,755)	(125,322)	(29,778)	(52,992)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(71,755)	(125,322)	(29,778)	(52,992)

Common Share Transactions**:

Net proceeds from at-the-market offering	53,748	83,648	0	0
Net at-the-market offering costs	69	16	0	0
Issued as reinvestment of distributions	6,970	11,765	2,070	3,981

Total increase (decrease) in net assets applicable to common shareholders	60,787	95,429	2,070	3,981

Total increase (decrease) in Net Assets	5,403	78,747	(21,995)	(12,674)

Net Assets Applicable to Common Shareholders:

Beginning of period	1,219,515	1,140,768	586,592	599,266
End of period	$1,224,918	$1,219,515	$564,597	$586,592

** Common Share Transactions:

Shares sold	3,145	4,971	0	0
Shares issued as reinvestment of distributions	440	731	127	245

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 2, New Accounting Pronouncements, in the Notes to Financial Statements for more information.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO High Income Fund		PIMCO Income Strategy Fund		PIMCO Income Strategy Fund II

Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

$41,752	$80,412	$12,139	$22,171	$27,302	$47,250
1,514	26,258	657	11,732	579	26,231
(33,454)	(27,902)	(10,737)	(16,874)	(22,208)	(29,231)

9,812	78,768	2,059	17,029	5,673	44,250
(1,755)	(2,361)	(886)	(1,409)	(1,597)	(2,540)

8,057	76,407	1,173	15,620	4,076	41,710

(62,945)	(107,631)	(13,870)	(27,170)	(33,080)	(57,119)
0	(17,226)	0	(345)	0	0

(62,945)	(124,857)	(13,870)	(27,515)	(33,080)	(57,119)

0	0	3,706	0	5,221	0
0	0	2	0	14	0
5,755	10,590	1,210	2,047	2,537	3,989

5,755	10,590	4,918	2,047	7,772	3,989

(49,133)	(37,860)	(7,779)	(9,848)	(21,232)	(11,420)

847,052	884,912	284,677	294,525	600,890	612,310
$797,919	$847,052	$276,898	$284,677	$579,658	$600,890

0	0	331	0	504	0
721	1,409	109	179	257	390

SEMIANNUAL REPORT	JANUARY 31, 2019	21

Statements of Cash Flows

Six Months Ended January 31, 2019 (Unaudited)
(Amounts in thousands†)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$21,489	$6,608	$9,812

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(245,091)	(93,213)	(146,686)
Proceeds from sales of long-term securities	220,172	88,488	138,139
(Purchases) Proceeds from sales of short-term portfolio investments, net	(1,258)	1,713	36,545
(Increase) decrease in deposits with counterparty	6,539	(798)	11,237
(Increase) decrease in receivable for investments sold	6,711	(4,517)	21,971
(Increase) decrease in interest and/or dividends receivable	(1,019)	(174)	(191)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(6,371)	3,523	(2,730)
Proceeds from (Payments on) over the counter financial derivative instruments	19,180	5,050	15,467
Increase (decrease) in payable for investments purchased	3,800	(790)	(4,912)
Increase (decrease) in payable for unfunded loan commitments	(10,272)	(1,439)	(3,176)
Increase (decrease) in deposits from counterparty	(841)	(1,404)	(1,368)
Increase (decrease) in accrued management fees	1	(16)	(34)
Proceeds from (Payments on) foreign currency transactions	(1,948)	(405)	(763)
Increase (decrease) in other liabilities	17	46	50
Net Realized (Gain) Loss
Investments in securities	1,316	2,163	1,094
Exchange-traded or centrally cleared financial derivative instruments	(8,020)	(871)	12,441
Over the counter financial derivative instruments	(21,279)	(5,185)	(15,854)
Foreign currency	1,409	345	805
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	46,386	23,589	42,734
Exchange-traded or centrally cleared financial derivative instruments	15,703	(2,786)	(8,387)
Over the counter financial derivative instruments	1,149	1,831	(1,047)
Foreign currency assets and liabilities	1,551	83	154
Non Cash Payment in Kind	(3,788)	(2,150)	(5,166)
Net amortization (accretion) on investments	(4,457)	(2,570)	(4,134)

Net Cash Provided by (Used for) Operating Activities	41,079	17,121	96,001

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	54,067	0	0
Net at-the-market offering costs	69	0	0
Increase (decrease) in overdraft due to custodian	(49)	(86)	(23)
Cash distributions paid to common shareholders*	(64,258)	(27,694)	(57,132)
Cash distributions paid to auction rate preferred shareholders	(5,112)	(896)	(1,755)
Proceeds from reverse repurchase agreements	696,631	295,119	399,983
Payments on reverse repurchase agreements	(725,202)	(284,808)	(438,215)

Net Cash Received from (Used for) Financing Activities	(43,854)	(18,365)	(97,142)

Net Increase (Decrease) in Cash and Foreign Currency	(2,775)	(1,244)	(1,141)

Cash and Foreign Currency:

Beginning of period	3,358	1,909	2,147
End of period	$583	$665	$1,006

* Reinvestment of distributions to common shareholders	$6,970	$2,070	$5,755

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$3,072	$1,466	$3,539

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Corporate & Income Opportunity Fund

January 31, 2019 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.9%

Alphabet Holding Co., Inc.
5.999% (LIBOR03M + 3.500%) due 09/26/2024 ~		$99	$90

Altice France S.A.
6.509% (LIBOR03M + 4.000%) due 08/14/2026 ~		499	471

Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~		103	103

Avolon Holdings Ltd.
4.503% (LIBOR03M + 2.000%) due 01/15/2025 ~		5,245	5,202

Axalta Coating Systems U.S. Holdings, Inc.
4.553% (LIBOR03M + 1.750%) due 06/01/2024 ~		377	371

Bausch Health Cos., Inc.
5.263% (LIBOR03M + 2.750%) due 11/27/2025 ~		144	142

BWAY Holding Co.
6.033% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,054	1,020

Caesars Entertainment Operating Co.
4.499% (LIBOR03M + 2.000%) due 10/06/2024 ~		99	97

CenturyLink, Inc.
5.249% (LIBOR03M + 2.750%) due 01/31/2025 ~		298	286

Charter Communications Operating LLC
4.500% (LIBOR03M + 2.000%) due 04/30/2025 ~		363	359

Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~		3,331	3,281

Concordia International Corp.
8.016% (LIBOR03M + 5.500%) due 09/06/2024 ~		7,940	7,603

Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 ~		5,118	4,843

Dubai World
1.750% - 4.883% (LIBOR03M + 2.000%) due 09/30/2022 ~		1,000	932

Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,000	945

Financial & Risk U.S. Holdings, Inc.
4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	1,000	1,133
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~		$1,433	1,379

Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021 «		1,109	1,106

Forest City Enterprises, L.P.
6.513% (LIBOR03M + 4.000%) due 12/07/2025 «~		300	300

FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~		50	50

Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~		1,185	1,137

Genworth Holdings, Inc.
7.008% (LIBOR03M + 4.500%) due 03/07/2023 ~		50	49

Gray Television, Inc.
5.020% (LIBOR03M + 2.500%) due 01/02/2026 ~		200	197

iHeartCommunications, Inc.
TBD% due 05/01/2019		22,847	15,384
TBD% due 07/30/2019 ^(e)		1,310	883

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ineos Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	5,049	$5,716

IRB Holding Corp.
5.764% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~		$1,885	1,841

Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	102

Lightstone Generation LLC
6.249% (LIBOR03M + 3.750%) due 01/30/2024 ~		$1,410	1,361

McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/10/2025 ~		3,889	3,743

Messer Industrie GmbH
TBD% due 10/01/2025		220	216

MH Sub LLC
6.269% (LIBOR03M + 3.750%) due 09/13/2024 ~		217	214

Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		100	99

Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~		32	31

NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 ~		80	76

Neiman Marcus Group Ltd. LLC
5.763% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~		13,022	11,584

Pacific Gas & Electric Co.
TBD% due 02/22/2019		300	249

Parexel International Corp.
5.249% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	94

PetSmart, Inc.
5.520% (LIBOR03M + 3.000%) due 03/11/2022 ~		268	225

PG&E Corp.
TBD% due 12/31/2020		1,000	999

Prestige Brands, Inc.
4.499% (LIBOR03M + 2.000%) due 01/26/2024 ~		112	111

SBA Senior Finance LLC
4.500% (LIBOR03M + 2.000%) due 04/11/2025 ~		498	489

Sequa Mezzanine Holdings LLC
7.516% - 7.728% (LIBOR03M + 5.000%) due 11/28/2021 ~		2,313	2,279
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~		5,070	4,842

Sprint Communications, Inc.
5.000% (LIBOR03M + 2.500%) due 02/02/2024 «~		2,751	2,692

Starfruit Finco B.V
5.753% (LIBOR03M + 3.250%) due 10/01/2025 ~		500	490

State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		5,373	5,276

Syniverse Holdings, Inc.
7.509% (LIBOR03M + 5.000%) due 03/09/2023 ~		2,249	2,049

TransDigm, Inc.
4.999% (LIBOR03M + 2.500%) due 08/22/2024 ~		591	578

Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024 ~		12,122	11,342

Valeant Pharmaceuticals International, Inc.
5.513% (LIBOR03M + 3.000%) due 06/02/2025 ~		406	402

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verscend Holding Corp.
6.999% (LIBOR03M + 4.500%) due 08/27/2025 ~		$249	$248

West Corp.
6.499% (LIBOR03M + 4.000%) due 10/10/2024 ~		53	49

Westmoreland Coal Co.
TBD% due 12/16/2020 ^(e)		5,880	2,308
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 «~µ		1,311	1,302

Total Loan Participations and Assignments (Cost $118,457)			108,370

CORPORATE BONDS & NOTES 61.9%

BANKING & FINANCE 30.8%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~		1,800	918

Ally Financial, Inc.
8.000% due 11/01/2031		6,063	7,306
8.000% due 11/01/2031 (m)		4,334	5,222

Ambac LSNI LLC
7.803% due 02/12/2023 •		1,165	1,179

Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	2,300	2,579
8.375% due 07/15/2023 (m)		21,920	24,581

Athene Holding Ltd.
4.125% due 01/12/2028		$106	99

Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		305	312

AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		252	248
5.000% due 04/20/2048		146	136

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)(m)	EUR	14,000	16,474
7.000% due 02/19/2019 •(i)(j)(m)		3,200	3,673
8.875% due 04/14/2021 •(i)(j)(m)		400	512

Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)(m)		2,600	3,010

Bank of Ireland
7.375% due 06/18/2020 •(i)(j)		1,200	1,460

Barclays PLC
3.250% due 02/12/2027	GBP	200	258
3.250% due 01/17/2033		400	485
6.500% due 09/15/2019 •(i)(j)(m)	EUR	4,200	4,865
7.000% due 09/15/2019 •(i)(j)	GBP	830	1,091
7.250% due 03/15/2023 •(i)(j)		10,405	14,221
7.750% due 09/15/2023 •(i)(j)		$2,000	1,996
7.875% due 09/15/2022 •(i)(j)	GBP	4,625	6,343
8.000% due 12/15/2020 •(i)(j)(m)	EUR	1,860	2,328

Blackstone CQP Holdco LP
6.000% due 08/18/2021		$1,500	1,499
6.500% due 03/20/2021		8,700	8,716

BNP Paribas S.A.
4.705% due 01/10/2025 •(m)		4,090	4,181
5.198% due 01/10/2030 •(m)		4,190	4,372
7.000% due 08/16/2028 •(i)(j)		300	299

Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(i)		110	97

Brookfield Finance, Inc.
3.900% due 01/25/2028		196	185
4.700% due 09/20/2047 (m)		664	614

Cantor Fitzgerald LP
6.500% due 06/17/2022 (m)		10,000	10,598

CBL & Associates LP
5.950% due 12/15/2026 (m)		4,170	3,326

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	23

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 Ø	GBP	630	$910

Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(i)(j)(m)	EUR	2,000	2,537

Credit Agricole S.A.
7.875% due 01/23/2024 •(i)(j)		$1,400	1,472

Credit Suisse AG
6.500% due 08/08/2023 (j)		200	212

Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)		200	198
7.500% due 07/17/2023 •(i)(j)		600	613
7.500% due 12/11/2023 •(i)(j)		2,336	2,484

Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	1,162	1,254

EPR Properties
4.750% due 12/15/2026 (m)		$5,400	5,402

Equinix, Inc.
2.875% due 03/15/2024	EUR	300	348
2.875% due 10/01/2025		100	114
2.875% due 02/01/2026		300	339

Flagstar Bancorp, Inc.
6.125% due 07/15/2021		$6,000	6,262

Ford Motor Credit Co. LLC
3.677% (US0003M + 0.880%) due 10/12/2021 ~		300	287
4.083% (US0003M + 1.270%) due 03/28/2022 ~		400	382
5.085% due 01/07/2021 (m)		700	711
5.345% due 01/07/2021 ~(m)		2,000	2,012
5.935% due 01/07/2022 ~(m)		2,000	2,023

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		549	528
6.750% due 03/15/2022		1,258	1,267

Freedom Mortgage Corp.
8.250% due 04/15/2025		26	24

GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	150	168
0.072% (EUR003M + 0.380%) due 01/21/2020 ~		100	114

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		$200	179

GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	10	13
5.875% due 11/04/2020		8	11

GLP Capital LP
5.250% due 06/01/2025		$30	31

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		200	203

GSPA Monetization Trust
6.422% due 10/09/2029		6,495	7,420

Hampton Roads PPV LLC
6.171% due 06/15/2053 (m)		1,800	1,894

High Street Funding Trust
4.682% due 02/15/2048		100	97

Howard Hughes Corp.
5.375% due 03/15/2025		220	220

HSBC Bank PLC
6.330% due 05/23/2023		12,400	12,361

HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	400	522
6.000% due 09/29/2023 •(i)(j)(m)	EUR	5,277	6,686
6.500% due 03/23/2028 •(i)(j)		$1,000	976

Hunt Cos., Inc.
6.250% due 02/15/2026		56	51

Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		18,330	18,536

iStar, Inc.
4.625% due 09/15/2020		26	26
5.250% due 09/15/2022		93	92

Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,871
7.250% due 08/15/2024		1,600	1,530
7.375% due 04/01/2020 (m)		11,325	11,396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 04/15/2021		$2,391	$2,424

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		134	132

Lloyds Bank PLC
12.000% due 12/16/2024 •(i)		3,100	3,740

Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)	GBP	2,710	3,581
7.500% due 09/27/2025 •(i)(j)		$700	710
7.625% due 06/27/2023 •(i)(j)	GBP	4,610	6,363
7.875% due 06/27/2029 •(i)(j)		6,015	8,675

LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$11,610	11,646

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		600	611

MetLife, Inc.
5.875% due 03/15/2028 •(i)		18	18

Nationstar Mortgage LLC
6.500% due 07/01/2021		1,452	1,452

Navient Corp.
4.875% due 06/17/2019		272	273
5.625% due 08/01/2033		74	57
5.875% due 03/25/2021		710	727
6.500% due 06/15/2022		558	571
6.625% due 07/26/2021 (m)		4,170	4,295
7.250% due 01/25/2022		80	83
8.000% due 03/25/2020		1,540	1,607

Newmark Group, Inc.
6.125% due 11/15/2023		60	60

Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		310	308
4.500% due 04/01/2027		310	303
4.750% due 01/15/2028 (m)		400	397
5.250% due 01/15/2026 (m)		550	564

Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		2,844	2,858

Physicians Realty LP
4.300% due 03/15/2027		130	125

Provident Funding Associates LP
6.375% due 06/15/2025		47	42

Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,840	5,986
8.000% due 08/10/2025 •(i)(j)(m)		13,625	14,286
8.625% due 08/15/2021 •(i)(j)		6,330	6,755

Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,605	12,765
7.375% due 06/24/2022 •(i)(j)		1,640	2,222

Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$500	520

Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		400	365
7.375% due 10/04/2023 •(i)(j)		1,300	1,277

Spirit Realty LP
4.450% due 09/15/2026 (m)		2,600	2,504

Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,370
6.000% due 06/01/2020		641	654
6.125% due 05/15/2022		1,214	1,254
6.875% due 03/15/2025		270	259
7.750% due 10/01/2021		90	95

Stearns Holdings LLC
9.375% due 08/15/2020		600	561

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (i)	EUR	4,773	6,225

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	1,117	1,669
5.661% due 10/13/2041		610	934
5.744% due 04/13/2040		553	852
5.801% due 10/13/2040		1,670	2,594
6.052% due 10/13/2039		1,284	2,018

TP ICAP PLC
5.250% due 01/26/2024		9,020	11,262

UniCredit SpA
7.830% due 12/04/2023		$8,660	9,228

Unigel Luxembourg S.A.
10.500% due 01/22/2024		1,140	1,223

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	6,174	$8,800

WeWork Cos., Inc.
7.875% due 05/01/2025		$148	135

			377,394

INDUSTRIALS 24.4%

AA Bond Co. Ltd.
2.875% due 07/31/2043 (m)	GBP	2,700	3,277
4.249% due 07/31/2043 (m)		220	293

Air Canada Pass-Through Trust
3.700% due 07/15/2027		$44	42

Altice Financing S.A.
6.625% due 02/15/2023		1,700	1,713
7.500% due 05/15/2026		7,650	7,267

Altice France S.A.
5.875% due 02/01/2027	EUR	2,600	3,007
6.250% due 05/15/2024 (m)		$12,500	12,301
7.375% due 05/01/2026		3,600	3,483

Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	700	791

Associated Materials LLC
9.000% due 01/01/2024		$2,792	2,778

Baffinland Iron Mines Corp.
8.750% due 07/15/2026		2,700	2,693

CFX Escrow Corp.
6.000% due 02/15/2024		570	570
6.375% due 02/15/2026		340	340

Charter Communications Operating LLC
4.200% due 03/15/2028		196	190

Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		400	421

Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		157	157

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,279	1,314
7.625% due 03/15/2020		7,098	7,116

Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		68	66

Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		11,568	11,178
6.250% due 03/31/2023 (m)		13,548	12,989
8.625% due 01/15/2024		1,445	1,494

CSC Holdings LLC
6.500% due 02/01/2029		300	305

DAE Funding LLC
4.000% due 08/01/2020		8	8
4.500% due 08/01/2022		184	182
5.000% due 08/01/2024		107	105
5.250% due 11/15/2021		572	578
5.750% due 11/15/2023		577	584

Dell International LLC
6.020% due 06/15/2026 (m)		5,180	5,421

Diamond Resorts International, Inc.
7.750% due 09/01/2023		468	463
10.750% due 09/01/2024		4,300	3,924

DJO Finance LLC
8.125% due 06/15/2021		3,558	3,706

DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		12,818	12,850

EI Group PLC
6.375% due 09/26/2031	GBP	1,000	1,421

Envision Healthcare Corp.
8.750% due 10/15/2026		$4,951	4,527

Exela Intermediate LLC
10.000% due 07/15/2023 (m)		217	218

Ferroglobe PLC
9.375% due 03/01/2022 (m)		2,500	2,150

First Quantum Minerals Ltd.
6.500% due 03/01/2024		3,088	2,845
6.875% due 03/01/2026		3,382	3,078
7.000% due 02/15/2021		1,188	1,187

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Co.
7.700% due 05/15/2097 (m)		$29,796	$31,277

Fresh Market, Inc.
9.750% due 05/01/2023 (m)		12,200	9,211

Frontier Finance PLC
8.000% due 03/23/2022	GBP	8,800	10,987

Full House Resorts, Inc.
8.575% due 01/31/2024 «		$692	671

General Electric Co.
0.375% due 05/17/2022	EUR	140	156
2.200% due 01/09/2020		$44	44
3.100% due 01/09/2023		85	83
3.150% due 09/07/2022		6	6
3.450% due 05/15/2024		9	9
4.375% due 09/16/2020		4	4
5.000% due 01/21/2021 •(i)		1,431	1,261
5.550% due 05/04/2020		184	188
5.550% due 01/05/2026 (m)		392	395
5.875% due 01/14/2038		22	22
6.150% due 08/07/2037		82	85
6.875% due 01/10/2039		16	18

Greene King Finance PLC
5.702% due 12/15/2034	GBP	350	412

HCA, Inc.
4.500% due 02/15/2027		$1,550	1,566
7.500% due 11/15/2095 (m)		4,800	4,812

Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		245	247

iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		1,000	675
9.000% due 03/01/2021 ^(e)		4,434	2,982
9.000% due 09/15/2022 ^(e)		6,326	4,270
10.625% due 03/15/2023 ^(e)		6,296	4,281
11.250% due 03/01/2021 ^(e)		2,920	1,964

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		200	207
5.710% due 11/15/2023		200	211

Intelsat Connect Finance S.A.
9.500% due 02/15/2023		196	184

Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,220	2,029
8.000% due 02/15/2024		156	163
8.500% due 10/15/2024		1,828	1,855
9.750% due 07/15/2025		217	227

Intelsat Luxembourg S.A.
7.750% due 06/01/2021		18,660	18,007
8.125% due 06/01/2023		1,939	1,623

Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		3,100	3,882
7.800% due 08/01/2031 (m)		6,000	7,501

Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (m)		2,142	1,671

Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		107	109

Metinvest BV
7.750% due 04/23/2023		300	287
8.500% due 04/23/2026		2,200	2,089

Netflix, Inc.
4.625% due 05/15/2029	EUR	500	578

Odebrecht Oil & Gas Finance Ltd.
0.000% due 03/01/2019 (h)(i)		$536	9
0.000% due 03/04/2019 (h)(i)		744	13

Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		723	701

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		908	899
4.500% due 03/15/2023		902	887
5.250% due 08/15/2022		322	328
5.500% due 02/15/2024		707	720

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		200	202

Petroleos Mexicanos
6.500% due 03/13/2027		310	298
6.750% due 09/21/2047		90	79

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PetSmart, Inc.
5.875% due 06/01/2025		$199	$157

Platin GmbH
6.875% due 06/15/2023	EUR	900	999

Prime Security Services Borrower LLC
9.250% due 05/15/2023		$2,610	2,767

QVC, Inc.
5.450% due 08/15/2034		1,650	1,485
5.950% due 03/15/2043		6,770	6,041

Radiate Holdco LLC
6.875% due 02/15/2023		130	126

Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	400	448
6.250% due 05/15/2026		$74	73
6.875% due 11/15/2026	EUR	100	105

Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		$16	16

Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,500	2,391

Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (m)		$4,300	4,678

Sands China Ltd.
4.600% due 08/08/2023		400	403
5.125% due 08/08/2025		400	403
5.400% due 08/08/2028		3,739	3,703

Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		37	34

SoftBank Group Corp.
4.000% due 04/20/2023	EUR	9,300	11,231

Spanish Broadcasting System, Inc.
12.500% due 04/15/2049 ^		$999	1,018

Spirit Issuer PLC
3.605% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,855	2,390
3.675% due 03/28/2025 ~(m)		1,125	1,491

Starfruit Finco BV
6.500% due 10/01/2026	EUR	100	111

Sunoco LP
4.875% due 01/15/2023		$102	101

Syngenta Finance NV
4.441% due 04/24/2023		200	198
4.892% due 04/24/2025		200	196
5.182% due 04/24/2028		200	191

T-Mobile USA, Inc.
4.750% due 02/01/2028		40	39

Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	190

Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		40	37

Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	300	341
2.800% due 07/21/2023		$470	425
3.250% due 04/15/2022	EUR	700	830

Time Warner Cable LLC
8.250% due 04/01/2019		$140	141

Transocean Pontus Ltd.
6.125% due 08/01/2025		300	302

Triumph Group, Inc.
4.875% due 04/01/2021		241	224
5.250% due 06/01/2022		51	45

UAL Pass-Through Trust
7.336% due 01/02/2021		1,394	1,419

United Group BV
4.375% due 07/01/2022	EUR	8,200	9,443
4.875% due 07/01/2024		200	230

Univision Communications, Inc.
5.125% due 05/15/2023		$56	53
5.125% due 02/15/2025		100	91

UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	350	387

ViaSat, Inc.
5.625% due 09/15/2025		$178	168

Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,780	2,271

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VOC Escrow Ltd.
5.000% due 02/15/2028		$110	$108

Wind Tre SpA
2.625% due 01/20/2023	EUR	400	414
2.750% due 01/20/2024 •		400	411
3.125% due 01/20/2025		200	202
5.000% due 01/20/2026		$200	165

Wyndham Destinations, Inc.
3.900% due 03/01/2023		155	146
4.250% due 03/01/2022		12	12
5.400% due 04/01/2024		20	20
5.750% due 04/01/2027		1,785	1,711

Wynn Macau Ltd.
4.875% due 10/01/2024		200	187
5.500% due 10/01/2027		200	183

			298,368

UTILITIES 6.7%

AT&T, Inc.
4.900% due 08/15/2037 (m)		678	663

DTEK Finance PLC (10.750% Cash or 0.000% PIK)
10.750% due 12/31/2024 (d)		8,889	8,609

Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		11,200	11,338

Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,730	16,104

Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		145	141

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (d)		307	183

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		5,543	5,252

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (d)		7,442	2,028

Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		347	286
2.950% due 03/01/2026 ^(e)		1,050	843
3.250% due 09/15/2021 ^(e)		180	151
3.250% due 06/15/2023 ^(e)		504	418
3.300% due 03/15/2027 ^(e)		326	262
3.300% due 12/01/2027 ^(e)		1,010	813
3.400% due 08/15/2024 ^(e)		538	448
3.500% due 10/01/2020 ^(e)		513	433
3.500% due 06/15/2025 ^(e)		449	368
3.750% due 02/15/2024 ^(e)		170	143
3.750% due 08/15/2042 ^(e)		46	34
3.850% due 11/15/2023 ^(e)		30	25
4.000% due 12/01/2046 ^(e)		6	4
4.250% due 05/15/2021 ^(e)		190	160
4.250% due 08/01/2023 ^(e)		100	85
4.300% due 03/15/2045 ^(e)		14	11
4.500% due 12/15/2041 ^(e)		44	34
5.125% due 11/15/2043 ^(e)		88	72
5.400% due 01/15/2040 ^(e)		36	31
5.800% due 03/01/2037 ^(e)		148	127
6.050% due 03/01/2034 ^(e)		320	280
6.250% due 03/01/2039 ^(e)		166	147
6.350% due 02/15/2038 ^(e)		30	27

Petrobras Global Finance BV
5.999% due 01/27/2028		158	158
6.125% due 01/17/2022		239	252
6.250% due 12/14/2026 (m)	GBP	6,100	8,605
6.625% due 01/16/2034		800	1,097
7.375% due 01/17/2027		$1,362	1,484

Plains All American Pipeline LP
6.650% due 01/15/2037		150	163

Rio Oil Finance Trust
8.200% due 04/06/2028		4,060	4,323
9.250% due 07/06/2024 (m)		4,184	4,529
9.250% due 07/06/2024		3,981	4,309
9.750% due 01/06/2027		554	613

Southern California Edison Co.
3.650% due 03/01/2028		11	10

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	25

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 04/01/2035	$22	$23
6.000% due 01/15/2034	4	4
6.650% due 04/01/2029	50	53

Transcanada Trust
5.300% due 03/15/2077 •	5,000	4,595

Transocean Phoenix Ltd.
7.750% due 10/15/2024	2,328	2,430

Transocean Poseidon Ltd.
6.875% due 02/01/2027 (c)	238	243

Transocean Proteus Ltd.
6.250% due 12/01/2024	320	322

		82,733

Total Corporate Bonds & Notes (Cost $752,642)		758,495

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

Caesars Entertainment Corp.
5.000% due 10/01/2024	1,050	1,551

DISH Network Corp.
3.375% due 08/15/2026	5,900	5,027

Total Convertible Bonds & Notes (Cost $7,859)		6,578

MUNICIPAL BONDS & NOTES 4.8%

CALIFORNIA 1.0%

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	3,425	3,687

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	8,500	8,787

		12,474

ILLINOIS 2.3%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	23,700	25,909

Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	120	117

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	109
7.750% due 01/01/2042	300	362

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	200	214

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	60	64
7.350% due 07/01/2035	40	44

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,035	992

		27,811

IOWA 0.0%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	465	472

TEXAS 0.2%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,145	2,174

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,380	1,297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 1.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	$78,700	$4,491
7.467% due 06/01/2047	10,280	9,946

		14,437

Total Municipal Bonds & Notes (Cost $54,954)		58,665

U.S. GOVERNMENT AGENCIES 3.9%

Fannie Mae
3.000% due 01/25/2042 (a)	954	84
3.500% due 02/25/2033 (a)	2,434	300
3.590% due 07/25/2040 •(a)	989	105
6.060% due 07/25/2029 •	1,490	1,607
8.260% due 07/25/2029 •	2,010	2,356

Freddie Mac
0.000% due 04/25/2045 - 02/25/2046 (b)(h)	17,360	15,647
0.100% due 02/25/2046 (a)	156,116	238
0.200% due 04/25/2045 (a)	10,054	2
3.454% due 07/15/2039 •	2,207	2,073
4.325% due 03/15/2044 •	1,485	1,515
4.591% due 02/15/2034 •(a)	1,921	317
5.280% due 02/15/2036 •	5,228	5,429
6.158% due 11/25/2055 «~	14,397	8,650
10.060% due 12/25/2027 •	4,431	5,139
13.260% due 03/25/2025 •	2,326	3,057

Ginnie Mae
3.000% due 12/20/2042 (a)	74	10
3.500% due 09/16/2041 - 06/20/2042 (a)	1,393	199
4.247% due 01/20/2042 •(a)	2,205	352

Total U.S. Government Agencies (Cost $45,618)		47,080

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.4%

Adjustable Rate Mortgage Trust
2.850% due 05/25/2036 •	1,839	1,028
3.660% due 01/25/2035 •	4,769	4,244

Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	183	176
6.000% due 04/25/2036 ^	3,015	3,012

Banc of America Funding Trust
5.500% due 01/25/2036	224	192
6.000% due 07/25/2037 ^	564	526

BCAP LLC Trust
3.774% due 03/27/2036 ~	3,920	3,374
3.852% due 07/26/2037 ~	97	1
4.917% due 03/26/2037 Ø	1,553	1,630
7.000% due 12/26/2036 ~	4,423	4,041

Bear Stearns ALT-A Trust
3.881% due 08/25/2036 ^~	3,033	2,012
3.943% due 08/25/2046 ~	4,501	4,293
3.969% due 11/25/2036 ^~	717	595
4.217% due 09/25/2035 ^~	1,063	853
4.689% due 11/25/2034 ~	320	316

Bear Stearns Commercial Mortgage Securities Trust
5.706% due 04/12/2038 ~	370	372

Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø	1,605	1,435

CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~	12	8

CD Mortgage Trust
5.688% due 10/15/2048	13,196	6,725

Chase Mortgage Finance Trust
4.296% due 12/25/2035 ^~	18	18
6.000% due 02/25/2037 ^	1,789	1,341
6.000% due 03/25/2037 ^	440	357
6.000% due 07/25/2037 ^	1,595	1,282

Citigroup Commercial Mortgage Trust
5.617% due 12/10/2049 ~	646	435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
4.149% due 03/25/2037 ^~		$752	$735
4.320% due 11/25/2035 ~		17,916	14,011
4.499% due 04/25/2037 ^~		3,026	2,631
6.000% due 11/25/2036 ~		14,382	11,660

CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^		2,602	2,483

Commercial Mortgage Loan Trust
6.082% due 12/10/2049 ~		4,475	2,707

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		2,076	1,579

Countrywide Alternative Loan Trust
2.716% due 03/20/2046 •		5,118	4,661
2.740% due 04/25/2037 ^•(a)		22,347	3,452
3.050% due 08/25/2035 •		333	223
3.835% due 06/25/2037 ~		2,942	2,726
5.250% due 05/25/2021 ^		11	11
5.500% due 03/25/2035		554	407
5.500% due 09/25/2035 ^		4,909	4,411
5.750% due 01/25/2035		619	619
5.750% due 02/25/2035		683	652
6.000% due 02/25/2035		764	735
6.000% due 04/25/2036		1,866	1,381
6.000% due 05/25/2036 ^		2,096	1,606
6.000% due 02/25/2037 ^		707	460
6.000% due 02/25/2037		2,429	2,010
6.000% due 04/25/2037 ^		6,719	4,826
6.000% due 08/25/2037 ^•		9,686	7,539
6.250% due 10/25/2036 ^		2,539	2,117
6.250% due 12/25/2036 ^•		3,436	2,510
6.500% due 08/25/2036 ^		877	546
6.500% due 09/25/2036 ^		433	348
12.430% due 02/25/2036 •		1,817	2,121

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		700	551
6.000% due 04/25/2036 ^		476	421

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		1,452	1,099

Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	231	260

Eurosail PLC
2.250% due 06/13/2045 •	GBP	4,487	4,513
4.900% due 06/13/2045 •		1,394	1,612

GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		$10,500	9,556

GS Mortgage Securities Trust
5.622% due 11/10/2039		1,640	1,416

GSR Mortgage Loan Trust
4.414% due 03/25/2037 ^~		2,869	2,556
4.462% due 11/25/2035 ^~		1,399	1,301
5.500% due 05/25/2036 ^		190	274

HomeBanc Mortgage Trust
3.310% due 03/25/2035 •		217	203

IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		6,602	3,899

JPMorgan Alternative Loan Trust
3.807% due 03/25/2037 ~		8,398	8,028

JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		3,600	2,160
5.623% due 05/12/2045		1,840	1,456

JPMorgan Mortgage Trust
4.014% due 06/25/2036 ^~		952	890
4.283% due 02/25/2036 ^~		1,775	1,483
4.303% due 10/25/2035 ~		49	47
4.319% due 01/25/2037 ^~		1,113	1,062

LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		6,461	4,986

Lehman Mortgage Trust
6.000% due 07/25/2037 ^		219	206
15.620% due 11/25/2035 ^•		254	321

Lehman XS Trust
2.730% due 06/25/2047 •		3,263	2,905

MASTR Alternative Loan Trust
6.750% due 07/25/2036		3,443	2,285

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
3.868% due 03/25/2036 ^~		$3,549	$2,652

Morgan Stanley Capital Trust
6.173% due 06/11/2049 ~		565	570

Motel 6 Trust
9.435% due 08/15/2019 •		14,635	14,880

RBSSP Resecuritization Trust
2.726% due 10/27/2036 •		3,609	751
2.746% due 08/27/2037 •		8,000	3,202

Residential Accredit Loans, Inc. Trust
2.700% due 08/25/2036 •		1,091	1,007
2.740% due 05/25/2037 ^•		315	217
6.000% due 08/25/2036 ^		697	634
6.000% due 05/25/2037 ^		2,169	1,960

Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		413	289
6.000% due 02/25/2037 ^		1,934	1,414
6.250% due 09/25/2037 ^		5,140	3,409

Residential Funding Mortgage Securities, Inc. Trust
4.577% due 02/25/2037 ~		2,988	2,456

Structured Adjustable Rate Mortgage Loan Trust
4.192% due 07/25/2035 ^~		2,059	1,906
4.279% due 01/25/2036 ^~		6,961	5,193
4.312% due 11/25/2036 ^~		4,702	4,465
4.389% due 03/25/2037 ^~		970	765
4.894% due 07/25/2036 ^~		803	619

Structured Asset Mortgage Investments Trust
2.630% due 08/25/2036 •		192	176

Suntrust Adjustable Rate Mortgage Loan Trust
3.989% due 04/25/2037 ^~		638	535
4.522% due 02/25/2037 ^~		6,465	6,221
4.605% due 02/25/2037 ^~		623	587

WaMu Mortgage Pass-Through Certificates Trust
3.560% due 07/25/2037 ^~		785	703
3.683% due 02/25/2037 ^~		1,113	1,033
3.833% due 10/25/2036 ^~		1,613	1,471
3.928% due 07/25/2037 ^~		1,787	1,651

Washington Mutual Mortgage Pass-Through Certificates Trust
3.092% due 05/25/2047 ^•		264	64
6.000% due 10/25/2035 ^		1,639	1,258
6.000% due 03/25/2036 ^		2,096	2,119
6.000% due 02/25/2037		5,344	4,732

Total Non-Agency Mortgage-Backed Securities (Cost $223,351)			237,862

ASSET-BACKED SECURITIES 21.1%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	1,660

Airspeed Ltd.
2.779% due 06/15/2032 •		$2,361	2,294

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.860% due 03/25/2033 •		74	73

Apidos CLO
0.000% due 01/20/2031 ~		8,800	7,402

Bear Stearns Asset-Backed Securities Trust
2.910% due 04/25/2037 •		15,341	12,616

Belle Haven ABS CDO Ltd.
3.045% due 07/05/2046 •		324,260	875

BlueMountain CLO Ltd.
8.247% due 04/13/2027 •		1,000	974

Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		6,000	4,429

Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(h)		14	6,996

CIFC Funding Ltd.
0.000% due 07/22/2026 ~		3,000	1,698
0.000% due 04/24/2030 ~		4,100	2,196

Citigroup Mortgage Loan Trust
2.670% due 12/25/2036 •		6,633	4,210
2.910% due 11/25/2046 •		6,678	6,511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	$3,102
3.600% due 11/27/2028		1,197	1,372
4.500% due 11/27/2028		1,047	1,200
6.200% due 11/27/2028		1,296	1,486

Countrywide Asset-Backed Certificates
2.680% due 03/25/2037 •		$2,815	2,710
2.710% due 06/25/2047 •		16,339	14,425
2.820% due 09/25/2037 ^•		18,357	12,798
4.985% due 08/25/2033 •		307	295

Credit-Based Asset Servicing & Securitization LLC
3.676% due 12/25/2035 ^Ø		32	32

First Franklin Mortgage Loan Trust
2.670% due 10/25/2036 •		4,763	3,621

Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		16	3,169

Fremont Home Loan Trust
2.660% due 01/25/2037 •		6,753	3,806
2.830% due 02/25/2036 •		13,413	7,287

Glacier Funding CDO Ltd.
2.852% due 08/04/2035 •		7,822	1,975

Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	750	573

Hart, Inc.
0.010% due 12/15/2022 «		$7,010	5,828

Home Equity Mortgage Loan Asset-Backed Trust
2.670% due 07/25/2037 •		3,318	2,068

JPMorgan Mortgage Acquisition Trust
5.830% due 07/25/2036 ^Ø		131	65

Lehman XS Trust
6.290% due 06/24/2046 Ø		2,962	2,927

LNR CDO Ltd.
2.782% due 02/28/2043 •		9,053	5,278

Long Beach Mortgage Loan Trust
2.810% due 01/25/2036 •		7,310	6,571

Merrill Lynch Mortgage Investors Trust
5.895% due 03/25/2037 Ø		7,161	2,063

Morgan Stanley ABS Capital, Inc. Trust
2.660% due 10/25/2036 •		7,623	4,797

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ^~		1,250	840

N-Star REL CDO Ltd.
2.940% due 02/01/2041 •		1,100	1,104

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.485% due 07/25/2035 •		6,000	5,455

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø		11,529	5,180
7.238% due 09/25/2037 ^Ø		9,358	5,491

Residential Asset Securities Corp. Trust
3.090% due 08/25/2034 •		8,653	7,144

Securitized Asset-Backed Receivables LLC Trust
2.790% due 03/25/2036 •		10,893	8,368

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		8	7,323

SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		7	4,802

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	3,153
0.000% due 10/15/2048 «(h)		3	3,613

SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		7,500	3,753
0.000% due 07/25/2040 «(h)		38	2,169
0.000% due 09/25/2040 (h)		3,226	2,076

South Coast Funding Ltd.
3.218% due 08/10/2038 •		19,896	3,686

Symphony CLO Ltd.
7.397% due 07/14/2026 •		3,600	3,406
7.687% due 10/15/2025 •		1,400	1,348

Taberna Preferred Funding Ltd.
2.942% due 12/05/2036 •		11,475	10,184
2.962% due 08/05/2036 •		593	534
2.962% due 08/05/2036 ^•		11,486	10,337
2.982% due 02/05/2036 •		6,253	5,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tropic CDO Ltd.
3.687% due 04/15/2034 •		$25,000	$23,125

Total Asset-Backed Securities (Cost $251,989)			258,273

SOVEREIGN ISSUES 5.8%

Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	7,755	5,320
3.375% due 01/15/2023		300	293
3.875% due 01/15/2022		300	310
5.250% due 01/15/2028		200	181
6.250% due 11/09/2047		100	88
7.820% due 12/31/2033		19,140	19,979
47.686% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	120,904	3,297
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		2,400	66
49.137% (BADLARPP + 2.500%) due 03/11/2019 ~		10,631	287
49.153% (BADLARPP) due 10/04/2022 ~		116	5
56.472% (ARLLMONP) due 06/21/2020 ~(a)		408,509	12,144

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	2,650	3,279
4.950% due 02/11/2020		50	60

Export-Credit Bank of Turkey
8.250% due 01/24/2024		$200	207

Ghana Government International Bond
10.750% due 10/14/2030		800	944

Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	400	464

Peru Government International Bond
5.940% due 02/12/2029	PEN	3,827	1,181
6.350% due 08/12/2028		5,500	1,759

Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	600	692

Turkey Government International Bond
3.250% due 06/14/2025		200	215
4.625% due 03/31/2025		3,600	4,144
5.200% due 02/16/2026		1,200	1,413
7.625% due 04/26/2029 (m)		$4,000	4,209

Ukraine Government International Bond
7.750% due 09/01/2022		9,800	9,502

Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		490	154
8.250% due 10/13/2024 ^(e)		70	22
9.250% due 09/15/2027 ^(e)		598	200

Total Sovereign Issues (Cost $84,507)			70,415

		SHARES
COMMON STOCKS 0.9%

CONSUMER DISCRETIONARY 0.6%

Caesars Entertainment Corp. (f)		754,964	6,901

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		64,837	211

FINANCIALS 0.3%

Ardonagh Group Ltd. «(k)		3,315,033	4,202

Total Common Stocks (Cost $14,906)			11,314

WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «		1,355,000	437

Total Warrants (Cost $0)			437

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	27

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 3.7%

BANKING & FINANCE 1.8%

Nationwide Building Society
10.250% ~	119,250	$22,405

INDUSTRIALS 1.9%

Sequa Corp.
9.000% «	29,155	23,292

Total Preferred Securities (Cost $54,216)		45,697

REAL ESTATE INVESTMENT TRUSTS 1.5%

REAL ESTATE 1.5%

VICI Properties, Inc.	858,541	18,484

Total Real Estate Investment Trusts (Cost $10,754)		18,484

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS (l) 2.6%
		31,664

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.2%
(7.356)% due 02/22/2019 - 06/28/2019 (g)(h)	ARS	85,360	$2,561

U.S. TREASURY BILLS 2.1%
2.386% due 02/05/2019 - 04/18/2019 (g)(h)(p)		$25,810	25,734

Total Short-Term Instruments (Cost $59,870)			59,959

Total Investments in Securities (Cost $1,679,123)			1,681,629

Total Investments 137.3% (Cost $1,679,123)			$1,681,629

Financial Derivative Instruments (n)(o) (1.7)% (Cost or Premiums, net $(13,483))			(20,805)

Auction Rate Preferred Shares (19.4)%			(237,950)

Other Assets and Liabilities, net (16.2)%			(197,956)

Net Assets Applicable to Common Shareholders 100.0%			$1,224,918

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$ 4,441	$4,202	0.34%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	2,472	211	0.02

		$ 6,913	$4,413	0.36%

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.500%	01/31/2019	02/01/2019	$5,300	U.S. Treasury Notes 2.875% due 05/15/2028	$(5,439)	$5,300	$5,300
FICC	2.000	01/31/2019	02/01/2019	3,364	U.S. Treasury Notes 2.625% due 02/28/2023	(3,434)	3,364	3,364
NOM	2.600	01/31/2019	02/01/2019	23,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(23,585)	23,000	23,002

Total Repurchase Agreements						$(32,458)	$31,664	$31,666

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	0.000%	10/04/2018	TBD	(3)		$(2,241)	$(2,241)
	1.450	12/24/2018	TBD	(3)		(2,407)	(2,411)
BPS	(0.150)	12/03/2018	03/04/2019		EUR	(2,130)	(2,438)
BRC	2.350	12/24/2018	TBD	(3)		$(102)	(102)
CFR	0.000	01/10/2019	TBD	(3)	GBP	(6,146)	(8,061)
CIW	2.800	01/18/2019	02/15/2019			$(17,677)	(17,696)
	2.830	01/17/2019	02/15/2019			(8,829)	(8,839)
	2.850	01/11/2019	02/08/2019			(17,939)	(17,969)
JML	(0.320)	12/03/2018	03/04/2019		EUR	(4,680)	(5,354)
	0.950	12/03/2018	03/04/2019		GBP	(10,883)	(14,296)
	0.950	01/08/2019	02/08/2019			(433)	(569)
MEI	2.800	01/18/2019	02/20/2019			$(3,362)	(3,365)
RDR	3.050	01/07/2019	04/08/2019			(5,053)	(5,064)
	3.050	01/10/2019	04/10/2019			(4,345)	(4,353)
SOG	3.270	12/12/2018	03/12/2019			(4,636)	(4,658)
	3.290	12/14/2018	03/14/2019			(14,947)	(15,014)
UBS	(0.250)	01/08/2019	02/08/2019		EUR	(22,126)	(25,321)
	0.950	01/08/2019	02/08/2019		GBP	(5,373)	(7,051)
	2.740	09/10/2018	03/11/2019			$(3,845)	(3,887)
	2.990	12/03/2018	03/04/2019			(14,580)	(14,653)
	3.030	12/13/2018	03/13/2019			(11,239)	(11,286)
	3.090	11/07/2018	02/07/2019			(10,867)	(10,947)
	3.120	11/14/2018	02/14/2019			(9,078)	(9,140)
	3.240	12/03/2018	03/04/2019			(11,530)	(11,592)
	3.250	01/07/2019	04/08/2019			(4,536)	(4,546)

Total Reverse Repurchase Agreements							$(210,853)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(4,652)	$0	$(4,652)	$5,182	$530
BOS	5,300	0	0	5,300	(5,439)	(139)
BPS	0	(2,438)	0	(2,438)	2,537	99
BRC	0	(102)	0	(102)	123	21
CFR	0	(8,061)	0	(8,061)	8,239	178
CIW	0	(44,504)	0	(44,504)	47,673	3,169
FICC	3,364	0	0	3,364	(3,434)	(70)
JML	0	(20,219)	0	(20,219)	23,406	3,187
MEI	0	(3,365)	0	(3,365)	4,209	844
NOM	23,002	0	0	23,002	(23,585)	(583)
RDR	0	(9,417)	0	(9,417)	9,977	560
SOG	0	(19,672)	0	(19,672)	21,529	1,857
UBS	0	(98,423)	0	(98,423)	110,858	12,435

Total Borrowings and Other Financing Transactions	$31,666	$(210,853)	$0

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	29

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(97,533)	$(97,140)	$(12,815)	$(207,488)
Sovereign Issues	0	(3,365)	0	0	(3,365)

Total Borrowings	$0	$(100,898)	$(97,140)	$(12,815)	$(210,853)

Payable for reverse repurchase agreements					$(210,853)

(m)	Securities with an aggregate market value of $235,596 have been pledged as collateral under the terms of the above master agreements as of January 31, 2019.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2019 was $(195,505) at a weighted average interest rate of 2.045%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	0.636%	EUR	2,700	$(8)	$16	$8	$1	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	17.928	$	17,570	(724)	(1,761)	(2,485)	89	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	21.163		1,000	(135)	(183)	(318)	1	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.614		300	(9)	12	3	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.250		300	(19)	16	(3)	4	0

							$(895)	$(1,900)	$(2,795)	$96	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$	2,940	$168	$47	$215	$7	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023		14,308	626	315	941	39	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022		1,700	28	2	30	1	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023		500	7	2	9	0	0
CDX.IG-31 5-Year Index	1.000	Quarterly	12/20/2023		15,900	274	(14)	260	17	0

						$1,103	$352	$1,455	$64	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023		$110,000	$4,029	$(1,498)	$2,531	$0	$(297)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		900,000	800	(1,716)	(916)	0	(274)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		775,000	(648)	1,399	751	241	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		145,380	9,193	(7,640)	1,553	594	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(3,164)	(1,065)	205	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	(1,400)	(870)	398	0
Pay(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		130,000	2,768	823	3,591	822	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,000	(9,953)	48,446	38,493	3,583	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		486,000	18,618	15,072	33,690	0	(5,679)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		28,000	0	(988)	(988)	0	(352)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	420	752	0	(5)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	38,000	156	(1,471)	(1,315)	0	(240)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		4,100	(9)	(111)	(120)	0	(27)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	46,600	802	(1,271)	(469)	0	(246)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		7,800	(48)	(451)	(499)	0	(78)

							$28,669	$46,450	$75,119	$5,843	$(7,198)

Total Swap Agreements							$28,877	$44,902	$73,779	$6,003	$(7,198)

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$6,003	$6,003	$0	$0	$(7,198)	$(7,198)

Cash of $31,840 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2019. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
BOA	02/2019	EUR	882		$1,009	$0	$(1)
	02/2019		$8,353	GBP	6,543	229	0
	03/2019	EUR	90,040		$103,745	442	0
	03/2019		$2,071	RUB	140,330	64	0

BPS	02/2019	ARS	147,567		$3,863	0	(31)
	02/2019	PEN	6,366		1,877	0	(35)
	02/2019		$1,696	ARS	64,618	9	0
	03/2019		375		15,834	34	0

CBK	02/2019	EUR	2,384		$2,714	0	(15)
	02/2019	GBP	1,545		2,015	0	(11)
	02/2019		$313	ARS	12,131	10	0
	03/2019		526		20,866	16	0
	04/2019		12,018	MXN	231,978	0	(14)

GLM	02/2019	EUR	1,268		$1,453	2	0
	02/2019		$151,627	GBP	115,577	0	(37)
	03/2019	GBP	115,577		$151,843	35	0

HUS	02/2019	ARS	74,054		1,929	0	(18)
	02/2019		$643	ARS	25,399	26	0
	04/2019	ARS	1,111		$26	0	(2)

JPM	02/2019	EUR	85,506		98,201	336	(5)

MSB	02/2019		$576	ARS	22,541	18	0

SCX	02/2019	GBP	120,575		$153,752	0	(4,394)

SOG	02/2019		$10,341	RUB	689,379	189	0

Total Forward Foreign Currency Contracts						$1,410	$(4,563)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	31

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BPS	Intesa Sanpaolo SpA	1.000%	Quarterly	06/20/2023	3.394%	EUR	5,000	$(711)	$154	$0	$(557)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491	$	1,800	(352)	216	0	(136)

BRC	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.394	EUR	2,000	(289)	66	0	(223)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	2.020	$	2,700	(40)	275	235	0
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	6.051		16,900	1,036	(1,510)	0	(474)

DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	2.619		100	(9)	5	0	(4)

GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.891		20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491		2,400	(476)	294	0	(182)

HUS	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.394	EUR	200	(28)	6	0	(22)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.610	$	500	(41)	43	2	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.891		60	(8)	8	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491		3,000	(623)	396	0	(227)

JPM	Intesa Sanpaolo SpA	1.000	Quarterly	06/20/2023	3.394	EUR	3,000	(408)	73	0	(335)
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.576	$	28,600	(1,957)	2,038	81	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.822		1,300	(149)	155	6	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.312		6,570	620	(29)	591	0

MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.610		14,500	(1,342)	1,409	67	0

UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	1.599		1,900	111	(13)	98	0

								$(4,669)	$3,589	$1,080	$(2,160)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$58,444	$(11,933)	$7,702	$0	$(4,231)

DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,200	(195)	(226)	0	(421)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	4,400	(507)	179	0	(328)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,800	(351)	145	0	(206)

FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	5	0	(6)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	300	(36)	(4)	0	(40)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(36)	15	0	(21)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,300	(203)	106	0	(97)

GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	21,757	(1,033)	(156)	0	(1,189)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	4,104	(870)	573	0	(297)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	4,300	(219)	124	0	(95)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	2,900	(392)	(302)	0	(694)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,500	(358)	(498)	0	(856)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,100	(56)	(1)	0	(57)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,400	(797)	326	0	(471)

MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	56,546	(11,372)	7,279	0	(4,093)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(10)	4	0	(6)

MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	61,559	(7,849)	3,393	0	(4,456)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	6,850	(731)	301	0	(430)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,250	(176)	(252)	0	(428)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	2,200	(97)	(17)	0	(114)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,100	(127)	45	0	(82)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,100	(381)	153	0	(228)

						$(37,740)	$18,894	$0	$(18,846)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$600,000	$67	$3,321	$3,388	$0

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	$900	$(4)	$21	$17	$0

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	800	(4)	16	12	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	900	(5)	31	26	0

MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	300	(2)	11	9	0

SOG	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	03/20/2019	400	(1)	10	9	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	400	(2)	10	8	0

								$(18)	$99	$81	$0

Total Swap Agreements								$(42,360)	$25,903	$4,549	$(21,006)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$735	$0	$0	$735	$(1)	$0	$0	$(1)	$734	$(290)	$444
BPS	43	0	0	43	(66)	0	(693)	(759)	(716)	961	245
BRC	0	0	235	235	0	0	(4,928)	(4,928)	(4,693)	5,053	360
CBK	26	0	0	26	(40)	0	0	(40)	(14)	0	(14)
DUB	0	0	3,388	3,388	0	0	(959)	(959)	2,429	(3,880)	(1,451)
FBF	0	0	0	0	0	0	(164)	(164)	(164)	140	(24)
GLM	37	0	0	37	(37)	0	0	(37)	0	0	0
GST	0	0	17	17	0	0	(3,841)	(3,841)	(3,824)	4,391	567
HUS	26	0	2	28	(20)	0	(249)	(269)	(241)	0	(241)
JPM	336	0	716	1,052	(5)	0	(335)	(340)	712	(480)	232
MEI	0	0	0	0	0	0	(4,099)	(4,099)	(4,099)	4,109	10
MSB	18	0	0	18	0	0	0	0	18	0	18
MYC	0	0	76	76	0	0	(5,738)	(5,738)	(5,662)	5,647	(15)
SCX	0	0	0	0	(4,394)	0	0	(4,394)	(4,394)	3,866	(528)
SOG	189	0	17	206	0	0	0	0	206	0	206
UAG	0	0	98	98	0	0	0	0	98	0	98

Total Over the Counter	$1,410	$0	$4,549	$5,959	$(4,563)	$0	$(21,006)	$(25,569)

(p)

Securities with an aggregate market value of $24,487 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2019.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	33

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$160	$0	$0	$5,843	$6,003

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,410	$0	$1,410
Swap Agreements	0	1,080	0	0	3,469	4,549

	$0	$1,080	$0	$1,410	$3,469	$5,959

	$0	$1,240	$0	$1,410	$9,312	$11,962

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$7,198	$7,198

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,563	$0	$4,563
Swap Agreements	0	21,006	0	0	0	21,006

	$0	$21,006	$0	$4,563	$0	$25,569

	$0	$21,006	$0	$4,563	$7,198	$32,767

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$4,117	$0	$0	$3,903	$8,020

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,274	$0	$11,274
Swap Agreements	0	4,473	0	0	5,532	10,005

	$0	$4,473	$0	$11,274	$5,532	$21,279

	$0	$8,590	$0	$11,274	$9,435	$29,299

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(5,234)	$0	$0	$(10,469)	$(15,703)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,063)	$0	$(4,063)
Swap Agreements	0	(1,540)	0	0	4,454	2,914

	$0	$(1,540)	$0	$(4,063)	$4,454	$(1,149)

	$0	$(6,774)	$0	$(4,063)	$(6,015)	$(16,852)

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$249	$92,423	$15,698	$108,370
Corporate Bonds & Notes
Banking & Finance	0	377,394	0	377,394
Industrials	910	296,787	671	298,368
Utilities	0	82,733	0	82,733
Convertible Bonds & Notes
Industrials	0	6,578	0	6,578
Municipal Bonds & Notes
California	0	12,474	0	12,474
Illinois	0	27,811	0	27,811
Iowa	0	472	0	472
Texas	0	2,174	0	2,174
Virginia	0	1,297	0	1,297
West Virginia	0	14,437	0	14,437
U.S. Government Agencies	0	38,430	8,650	47,080
Non-Agency Mortgage-Backed Securities	0	237,862	0	237,862
Asset-Backed Securities	0	221,220	37,053	258,273
Sovereign Issues	0	70,415	0	70,415
Common Stocks
Consumer Discretionary	6,901	0	0	6,901
Energy	0	211	0	211
Financials	0	0	4,202	4,202
Warrants
Industrials	0	0	437	437
Preferred Securities
Banking & Finance	0	22,405	0	22,405
Industrials	0	0	23,292	23,292

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Real Estate Investment Trusts
Real Estate	$18,484	$0	$0	$18,484
Short-Term Instruments
Repurchase Agreements	0	31,664	0	31,664
Argentina Treasury Bills	0	2,561	0	2,561
U.S. Treasury Bills	0	25,734	0	25,734

Total Investments	$26,544	$1,565,082	$90,003	$1,681,629

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6,003	0	6,003
Over the counter	0	5,861	98	5,959

	$0	$11,864	$98	$11,962

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7,198)	0	(7,198)
Over the counter	0	(25,569)	0	(25,569)

	$0	$(32,767)	$0	$(32,767)

Total Financial Derivative Instruments	$0	$(20,903)	$98	$(20,805)

Totals	$26,544	$1,544,179	$90,101	$1,660,824

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2019:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2019(2)
Investments in Securities, at Value
Loan Participations and Assignments	$13,878	$0	$(1,193)	$(8)	$2	$(183)	$5,481	$(2,279)	$15,698	$91
Corporate Bonds & Notes
Industrials	1,701	0	(4)	3	0	(30)	0	(999)	671	(7)
U.S. Government Agencies	8,706	0	(81)	83	30	(88)	0	0	8,650	(91)
Asset-Backed Securities	28,531	18,506	0	80	0	(4,236)	0	(5,828)	37,053	(3,708)
Common Stocks
Financials	5,221	0	0	0	0	(1,019)	0	0	4,202	(1,019)
Warrants
Industrials	340	0	0	0	0	97	0	0	437	97
Preferred Securities
Industrials	25,299	790	0	0	0	(2,797)	0	0	23,292	(2,797)

	$83,676	$19,296	$(1,278)	$158	$32	$(8,256)	$5,481	$(9,106)	$90,003	$(7,434)

Financial Derivative Instruments - Assets
Over the counter	$80	$0	$0	$0	$0	$18	$0	$0	$98	$0

Totals	$83,756	$19,296	$(1,278)	$158	$32	$(8,238)	$5,481	$(9,106)	$90,101	$(7,434)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	35

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)

January 31, 2019 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$9,217	Third Party Vendor	Broker Quote	95.500-100.125
	6,481	Proxy Pricing	Base Price	98.200-99.921
Corporate Bonds & Notes
Industrials	671	Reference Instrument	Yield	10.508
U.S. Government Agencies	8,650	Proxy Pricing	Base Price	60.080
Asset-Backed Securities	37,053	Proxy Pricing	Base Price	82.944-115,871.380
Common Stocks
Financials	4,202	Fundamental Valuation	Company Equity Value	$659,300,000.000
Warrants
Industrials	437	Other Valuation Techniques(3)	—	—
Preferred Securities
Industrials	23,292	Fundamental Valuation	Company Equity Value	$503,100,000.000

Financial Derivative Instruments - Assets
Over the counter	98	Indicative Market Quotation	Broker Quote	4.570

Total	$90,101

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Corporate & Income Strategy Fund

January 31, 2019 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.3%

Alphabet Holding Co., Inc.
5.999% (LIBOR03M + 3.500%) due 09/26/2024 ~	$99	$90

Altice France S.A.
6.509% (LIBOR03M + 4.000%) due 08/14/2026 ~	299	283

Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~	47	47

Bausch Health Cos., Inc.
5.263% (LIBOR03M + 2.750%) due 11/27/2025 ~	116	114

CenturyLink, Inc.
5.249% (LIBOR03M + 2.750%) due 01/31/2025 ~	348	333

Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~	1,302	1,283

Concordia International Corp.
8.016% (LIBOR03M + 5.500%) due 09/06/2024 ~	3,626	3,471

Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 ~	348	330

Dubai World
1.750% - 4.883% (LIBOR03M + 2.000%) due 09/30/2022 ~	500	466

Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~	500	472

Financial & Risk U.S. Holdings, Inc.
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~	660	635

Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021 «	195	194

Forest City Enterprises, L.P.
6.513% (LIBOR03M + 4.000%) due 12/07/2025 «~	100	100

FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~	20	20

Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~	592	568

Gray Television, Inc.
5.020% due 01/02/2026	100	99

iHeartCommunications, Inc.
TBD% due 05/01/2019	15,094	10,163
TBD% due 07/30/2019 ^(e)	590	398

IRB Holding Corp.
5.764% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~	937	916

McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/10/2025 ~	1,050	1,011

Messer Industrie GmbH
TBD% due 10/01/2025	100	98

MH Sub LLC
6.269% (LIBOR03M + 3.750%) due 09/13/2024 ~	119	117

Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~	100	98

Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~	16	16

NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 ~	40	38

Neiman Marcus Group Ltd. LLC
5.763% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~	6,080	5,409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
TBD% due 02/22/2019		$100	$83

Parexel International Corp.
5.249% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	94

PetSmart, Inc.
5.520% (LIBOR03M + 3.000%) due 03/11/2022 ~		79	67

PG&E Corp.
TBD% due 12/31/2020		1,000	999

Sequa Mezzanine Holdings LLC
7.516% - 7.728% (LIBOR03M + 5.000%) due 11/28/2021 ~		217	213
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~		90	86

Sprint Communications, Inc.
5.000% (LIBOR03M + 2.500%) due 02/02/2024 «~		1,572	1,539

Starfruit Finco B.V
5.753% (LIBOR03M + 3.250%) due 10/01/2025 ~		200	196

Syniverse Holdings, Inc.
7.509% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,043	950

Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024		2,800	2,620

Verscend Holding Corp.
6.999% (LIBOR03M + 4.500%) due 08/27/2025 ~		150	148

West Corp.
6.499% (LIBOR03M + 4.000%) due 10/10/2024 ~		32	29

Westmoreland Coal Co.
TBD% due 12/16/2020 ^(e)		955	375
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 «~µ		1,499	1,488

Total Loan Participations and Assignments (Cost $40,175)			35,656

CORPORATE BONDS & NOTES 49.7%

BANKING & FINANCE 25.2%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~		2,300	1,173

Ally Financial, Inc.
8.000% due 11/01/2031 (m)		3,251	3,917

Ambac LSNI LLC
7.803% due 02/12/2023 •		530	536

Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	11,137	12,489

Athene Holding Ltd.
4.125% due 01/12/2028		$52	49

Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		153	156

AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		124	122
5.000% due 04/20/2048		72	67

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	600	706

Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)		500	579

Barclays PLC
3.250% due 01/17/2033	GBP	200	242
6.500% due 09/15/2019 •(i)(j)	EUR	2,200	2,548
7.250% due 03/15/2023 •(i)(j)	GBP	6,300	8,610
7.750% due 09/15/2023 •(i)(j)		$800	798

Blackstone CQP Holdco LP
6.000% due 08/18/2021		900	899
6.500% due 03/20/2021		4,900	4,909

BNP Paribas S.A.
4.705% due 01/10/2025 •		1,910	1,952
5.198% due 01/10/2030 •		1,400	1,461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(i)		$70	$62

Brookfield Finance, Inc.
3.900% due 01/25/2028		88	83
4.700% due 09/20/2047		196	181

Cantor Fitzgerald LP
6.500% due 06/17/2022 (m)		8,000	8,478

CBL & Associates LP
5.950% due 12/15/2026		20	16

Credit Agricole S.A.
7.875% due 01/23/2024 •(i)(j)(m)		830	873

Credit Suisse Group AG
7.500% due 07/17/2023 •(i)(j)		200	204

Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	1,657	1,789

EPR Properties
4.750% due 12/15/2026 (m)		$3,100	3,101

Equinix, Inc.
2.875% due 03/15/2024	EUR	100	116
2.875% due 02/01/2026		100	113

Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (m)		$3,500	3,653

Ford Motor Credit Co. LLC
5.085% due 01/07/2021		200	203
5.345% due 01/07/2021 ~		800	805
5.935% due 01/07/2022 ~		800	809

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		255	245
6.750% due 03/15/2022 (m)		332	334

Freedom Mortgage Corp.
8.250% due 04/15/2025		11	10

GE Capital European Funding Unlimited Co.
2.625% due 03/15/2023	EUR	28	33

GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	4	5
5.875% due 11/04/2020		4	6

GLP Capital LP
5.250% due 06/01/2025		$20	21

GSPA Monetization Trust
6.422% due 10/09/2029		3,491	3,988

HSBC Bank PLC
6.330% due 05/23/2023		5,800	5,782

HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	200	261
6.000% due 09/29/2023 •(i)(j)(m)	EUR	3,193	4,046
6.500% due 03/23/2028 •(i)(j)		$480	468

Hunt Cos., Inc.
6.250% due 02/15/2026		24	22

Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		6,420	6,492

iStar, Inc.
4.625% due 09/15/2020		13	13
5.250% due 09/15/2022		48	47

Jefferies Finance LLC
6.875% due 04/15/2022		1,000	993
7.375% due 04/01/2020 (m)		2,100	2,113
7.500% due 04/15/2021		1,444	1,464

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		66	65

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)		300	304
7.625% due 06/27/2023 •(i)(j)	GBP	2,166	2,990
7.875% due 06/27/2029 •(i)(j)		1,500	2,163

LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$6,100	6,119

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	204

MetLife, Inc.
5.875% due 03/15/2028 •(i)		8	8

Nationstar Mortgage LLC
6.500% due 07/01/2021		712	712

Navient Corp.
5.625% due 08/01/2033		686	527
6.500% due 06/15/2022		78	80

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	37

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newmark Group, Inc.
6.125% due 11/15/2023		$30	$30

Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		1,496	1,503

Provident Funding Associates LP
6.375% due 06/15/2025		27	24

Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)		3,070	3,147
8.000% due 08/10/2025 •(i)(j)		6,390	6,700

Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)	GBP	3,795	5,044
7.375% due 06/24/2022 •(i)(j)		3,520	4,768

Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		$200	183
7.375% due 10/04/2023 •(i)(j)		600	589

Spirit Realty LP
4.450% due 09/15/2026 (m)		1,600	1,541

Springleaf Finance Corp.
5.625% due 03/15/2023		1,200	1,185
6.125% due 05/15/2022		656	678
6.875% due 03/15/2025		93	89

Tesco Property Finance PLC
7.623% due 07/13/2039	GBP	407	724

TP ICAP PLC
5.250% due 01/26/2024		2,939	3,670

UniCredit SpA
7.830% due 12/04/2023		$4,050	4,316

Unigel Luxembourg S.A.
10.500% due 01/22/2024		560	601

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,307	4,714
6.542% due 03/30/2021		949	1,304

WeWork Cos., Inc.
7.875% due 05/01/2025		$72	66

			142,090

INDUSTRIALS 19.7%

Air Canada Pass-Through Trust
3.700% due 07/15/2027		23	22

Altice Financing S.A.
6.625% due 02/15/2023 (m)		2,300	2,318
7.500% due 05/15/2026 (m)		1,600	1,520

Altice France S.A.
7.375% due 05/01/2026 (m)		5,340	5,166

Associated Materials LLC
9.000% due 01/01/2024		774	770

Baffinland Iron Mines Corp.
8.750% due 07/15/2026		1,400	1,396

Charter Communications Operating LLC
4.200% due 03/15/2028		102	99

Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		115	115

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		640	658
7.625% due 03/15/2020		3,470	3,479

Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		32	31

Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		5,328	5,148
6.250% due 03/31/2023 (m)		6,315	6,054
8.625% due 01/15/2024		643	665

Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		446	469

DAE Funding LLC
5.250% due 11/15/2021		268	271
5.750% due 11/15/2023		268	271

Dell International LLC
6.020% due 06/15/2026 (m)		2,514	2,631

Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,280	2,254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		$4,100	$4,110

Exela Intermediate LLC
10.000% due 07/15/2023 (m)		117	118

Ferroglobe PLC
9.375% due 03/01/2022		1,550	1,333

First Quantum Minerals Ltd.
6.500% due 03/01/2024		1,414	1,303
6.875% due 03/01/2026		1,558	1,418
7.000% due 02/15/2021		582	582

Ford Motor Co.
7.700% due 05/15/2097 (m)		7,315	7,678

Fresh Market, Inc.
9.750% due 05/01/2023 (m)		5,650	4,266

Frontier Finance PLC
8.000% due 03/23/2022	GBP	4,600	5,743

Full House Resorts, Inc.
8.575% due 01/31/2024 «		$296	287

General Electric Co.
0.375% due 05/17/2022	EUR	100	111
2.200% due 01/09/2020		$41	41
3.100% due 01/09/2023		43	42
3.150% due 09/07/2022		2	2
3.450% due 05/15/2024		6	6
4.375% due 09/16/2020		4	4
5.000% due 01/21/2021 •(i)		278	245
5.550% due 05/04/2020		99	101
5.550% due 01/05/2026		370	373
5.875% due 01/14/2038		22	22
6.150% due 08/07/2037		17	18
6.875% due 01/10/2039		10	11

HCA, Inc.
7.500% due 11/15/2095		1,200	1,203

Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		119	120

iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		484	327
9.000% due 03/01/2021 ^(e)		319	215
9.000% due 09/15/2022 ^(e)		3,973	2,682
11.250% due 03/01/2021 ^(e)		375	252

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		200	207

Intelsat Connect Finance S.A.
9.500% due 02/15/2023		86	81

Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		44	46
8.500% due 10/15/2024		550	558
9.750% due 07/15/2025		115	120

Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (m)		10,499	10,132
8.125% due 06/01/2023		1,121	938

Kinder Morgan, Inc.
7.800% due 08/01/2031 (m)		3,580	4,475

Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (m)		474	370

Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		46	47

Metinvest BV
8.500% due 04/23/2026		1,000	950

Netflix, Inc.
4.625% due 05/15/2029	EUR	200	231

New Albertson’s LP
6.570% due 02/23/2028 (m)		$5,600	4,004

Odebrecht Oil & Gas Finance Ltd.
0.000% due 03/01/2019 (h)(i)		345	6
0.000% due 03/04/2019 (h)(i)		407	7

Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		342	332

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		80	79
4.500% due 03/15/2023		142	140
5.250% due 08/15/2022		13	13
5.500% due 02/15/2024		32	33

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		$200	$202

Petroleos Mexicanos
6.500% due 03/13/2027		190	183
6.750% due 09/21/2047		50	44

PetSmart, Inc.
5.875% due 06/01/2025		108	85

Platin GmbH
6.875% due 06/15/2023	EUR	400	444

Prime Security Services Borrower LLC
9.250% due 05/15/2023		$1,280	1,357

QVC, Inc.
5.450% due 08/15/2034		900	810
5.950% due 03/15/2043 (m)		3,682	3,285

Radiate Holdco LLC
6.875% due 02/15/2023		70	68

Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	200	224
6.250% due 05/15/2026		$34	33

Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		8	8

Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,594

Sands China Ltd.
4.600% due 08/08/2023		$200	201
5.125% due 08/08/2025		200	201
5.400% due 08/08/2028		1,729	1,712

Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		19	17

Spanish Broadcasting System, Inc.
12.500% due 04/15/2049 ^		1,908	1,944

Spirit Issuer PLC
3.605% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,000	1,289
3.675% due 03/28/2025 ~		630	835

Sunoco LP
4.875% due 01/15/2023		$50	49

T-Mobile USA, Inc.
4.750% due 02/01/2028		19	18

Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	190

Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	300	356

Times Square Hotel Trust
8.528% due 08/01/2026		$1,482	1,720

Transocean Pontus Ltd.
6.125% due 08/01/2025		146	147

Triumph Group, Inc.
4.875% due 04/01/2021		106	99
5.250% due 06/01/2022		24	21

United Group BV
4.375% due 07/01/2022	EUR	100	115
4.875% due 07/01/2024		100	115

Univision Communications, Inc.
5.125% due 05/15/2023		$113	106
5.125% due 02/15/2025		541	494

UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	190	210

ViaSat, Inc.
5.625% due 09/15/2025		$92	87

Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	300	383

VOC Escrow Ltd.
5.000% due 02/15/2028		$54	53

Westmoreland Coal Co.
8.750% due 01/01/2022 ^(e)		5,765	2,378

Wind Tre SpA
2.625% due 01/20/2023	EUR	200	207
2.750% due 01/20/2024 •		200	205

Wyndham Destinations, Inc.
3.900% due 03/01/2023		$72	68
4.250% due 03/01/2022		6	6
5.400% due 04/01/2024		10	10
5.750% due 04/01/2027		830	796

			111,088

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 4.8%

AT&T, Inc.
4.900% due 08/15/2037 (m)		$358	$350

DTEK Finance PLC (10.750% Cash or 0.000% PIK)
10.750% due 12/31/2024 (d)		2,713	2,628

Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		8,200	8,395

Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		368	359

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (d)		176	105

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,182	1,119

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (d)		4,395	1,198

Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		246	203
2.950% due 03/01/2026 ^(e)		245	197
3.250% due 09/15/2021 ^(e)		90	76
3.250% due 06/15/2023 ^(e)		259	215
3.300% due 03/15/2027 ^(e)		189	152
3.300% due 12/01/2027 ^(e)		100	81
3.400% due 08/15/2024 ^(e)		266	221
3.500% due 10/01/2020 ^(e)		212	179
3.500% due 06/15/2025 ^(e)		171	140
3.750% due 02/15/2024 ^(e)		52	44
3.750% due 08/15/2042 ^(e)		22	16
3.850% due 11/15/2023 ^(e)		14	12
4.000% due 12/01/2046 ^(e)		7	5
4.250% due 05/15/2021 ^(e)		99	84
4.300% due 03/15/2045 ^(e)		7	5
4.500% due 12/15/2041 ^(e)		22	17
5.125% due 11/15/2043 ^(e)		40	33
5.400% due 01/15/2040 ^(e)		16	14
5.800% due 03/01/2037 ^(e)		124	107
6.050% due 03/01/2034 ^(e)		56	49
6.250% due 03/01/2039 ^(e)		74	65
6.350% due 02/15/2038 ^(e)		14	12

Petrobras Global Finance BV
5.999% due 01/27/2028		78	78
6.250% due 12/14/2026	GBP	4,800	6,771
6.625% due 01/16/2034		100	137
7.375% due 01/17/2027		$36	39

Rio Oil Finance Trust
8.200% due 04/06/2028		250	266
9.250% due 07/06/2024		349	378
9.250% due 07/06/2024 (m)		2,539	2,749
9.750% due 01/06/2027 (m)		185	204
9.750% due 01/06/2027		222	245

Southern California Edison Co.
3.650% due 03/01/2028		5	5
5.750% due 04/01/2035		10	11
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		24	25

Transocean Poseidon Ltd.
6.875% due 02/01/2027 (c)		110	112

			27,103

Total Corporate Bonds & Notes (Cost $279,488)			280,281

CONVERTIBLE BONDS & NOTES 0.8%

INDUSTRIALS 0.8%

Caesars Entertainment Corp.
5.000% due 10/01/2024		994	1,469

DISH Network Corp.
3.375% due 08/15/2026		3,400	2,897

Total Convertible Bonds & Notes (Cost $5,254)			4,366

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 5.0%

CALIFORNIA 0.9%

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	$1,220	$1,318

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	3,400	3,515

		4,833

ILLINOIS 2.6%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	12,700	13,883

Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	60	59

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	110	118

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	35	37
7.350% due 07/01/2035	20	22

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	270	259

		14,378

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	770	723

WEST VIRGINIA 1.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	44,400	2,534
7.467% due 06/01/2047	5,760	5,573

		8,107

Total Municipal Bonds & Notes (Cost $26,144)		28,041

U.S. GOVERNMENT AGENCIES 5.3%

Fannie Mae
3.000% due 02/25/2043 (a)	51,658	10,017
6.060% due 07/25/2029 •	850	917
8.260% due 07/25/2029 •	1,150	1,348

Freddie Mac
0.000% due 04/25/2045 - 02/25/2046 (b)(h)	8,983	8,123
0.100% due 02/25/2046 (a)	78,123	119
0.200% due 04/25/2045 (a)	5,683	1
6.158% due 11/25/2055 «~	8,117	4,876
10.060% due 12/25/2027 •	3,286	3,811
13.260% due 03/25/2025 •	727	955

Total U.S. Government Agencies (Cost $28,104)		30,167

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.8%

Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	3,528	3,211
6.000% due 01/25/2036 ^	98	95

Banc of America Funding Trust
6.000% due 07/25/2037 ^	292	272

Banc of America Mortgage Trust
3.928% due 03/25/2035 ~	72	70
6.000% due 03/25/2037 ^	301	280

BCAP LLC Trust
3.774% due 03/27/2036 ~	2,266	1,950
3.810% due 08/28/2037 ~	7,132	6,960
4.917% due 03/26/2037 Ø	812	853
6.078% due 07/26/2036 ~	1,602	1,708

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
3.010% due 01/25/2036 ^•		$1,249	$1,279
3.881% due 08/25/2036 ^~		846	561
3.969% due 11/25/2036 ^~		3,664	3,037
3.989% due 09/25/2047 ^~		6,020	4,861
4.063% due 11/25/2035 ^~		5,114	4,766
4.217% due 09/25/2035 ^~		550	441

Bear Stearns Commercial Mortgage Securities Trust
5.706% due 04/12/2038 ~		210	211

Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø		864	773

CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		7	4

CD Mortgage Trust
5.688% due 10/15/2048		7,362	3,752

Chase Mortgage Finance Trust
4.296% due 12/25/2035 ^~		9	9
6.000% due 07/25/2037 ^		821	660

Citigroup Mortgage Loan Trust
4.338% due 09/25/2037 ^~		653	562
4.499% due 04/25/2037 ^~		223	194

Commercial Mortgage Loan Trust
6.082% due 12/10/2049 ~		2,456	1,486

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		1,054	801

Countrywide Alternative Loan Trust
5.500% due 03/25/2035		286	209
5.750% due 01/25/2035		337	337
5.750% due 02/25/2035		370	353
5.750% due 03/25/2037 ^		675	574
6.000% due 02/25/2035		1,073	1,033
6.000% due 04/25/2036		1,061	785
6.000% due 02/25/2037 ^		5,613	3,718
6.000% due 04/25/2037 ^		1,170	841
6.000% due 07/25/2037 ^		130	127
6.250% due 12/25/2036 ^•		1,481	1,082
6.500% due 08/25/2036 ^		491	306

Countrywide Home Loan Mortgage Pass-Through Trust
3.837% due 09/20/2036 ^~		249	215
6.000% due 07/25/2037		1,575	1,156

Credit Suisse Mortgage Capital Certificates
4.371% due 10/26/2036 ~		7,214	4,978

Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	135	152

GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		$5,300	4,822

GS Mortgage Securities Trust
5.622% due 11/10/2039		911	786

GSR Mortgage Loan Trust
4.103% due 08/25/2034 ~		312	301
5.500% due 05/25/2036 ^		286	410
6.000% due 02/25/2036 ^		2,492	1,893

HarborView Mortgage Loan Trust
2.950% due 01/19/2036 ^•		2,851	2,371
3.873% due 06/19/2036 ^~		6,311	4,260

IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,395	2,005

Jefferies Resecuritization Trust
6.000% due 05/26/2036		12,643	9,599

JPMorgan Alternative Loan Trust
3.783% due 03/25/2037 ^~		1,431	1,372
6.000% due 12/25/2035 ^		1,692	1,611

JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,060	838

JPMorgan Mortgage Trust
4.181% due 04/25/2037 ~		8	7
4.283% due 02/25/2036 ^~		2,143	1,790
4.319% due 01/25/2037 ^~		579	552

LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		823	635
10.723% due 02/15/2040 ~		399	245

Lehman Mortgage Trust
6.000% due 07/25/2037 ^		151	142

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	39

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
2.730% due 06/25/2047 •		$1,921	$1,710

MASTR Alternative Loan Trust
6.750% due 07/25/2036		1,770	1,175

Merrill Lynch Mortgage Investors Trust
3.868% due 03/25/2036 ^~		733	547

Motel 6 Trust
9.435% due 08/15/2019 •		7,505	7,631

Residential Accredit Loans, Inc. Trust
2.740% due 05/25/2037 ^•		155	107
5.295% due 12/26/2034 ^~		1,550	1,125
6.000% due 08/25/2036 ^		335	305

Residential Asset Mortgage Products Trust
6.500% due 12/25/2031		77	76

Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		2,716	1,697
6.250% due 09/25/2037 ^		2,659	1,763
6.250% due 06/25/2046 ~		1,274	1,205

Residential Funding Mortgage Securities, Inc. Trust
4.577% due 02/25/2037 ~		1,582	1,301
6.500% due 03/25/2032		144	147

Sequoia Mortgage Trust
3.722% due 07/20/2037 ^~		659	574
4.130% due 02/20/2047 ~		333	310

Structured Adjustable Rate Mortgage Loan Trust
4.192% due 07/25/2035 ^~		711	658
4.242% due 07/25/2036 ^~		8,101	7,146
4.279% due 01/25/2036 ^~		2,191	1,634
4.312% due 11/25/2036 ^~		2,458	2,334
4.389% due 03/25/2037 ^~		2,875	2,267
4.894% due 07/25/2036 ^~		424	326

Suntrust Adjustable Rate Mortgage Loan Trust
3.989% due 04/25/2037 ^~		486	408
4.605% due 02/25/2037 ^~		325	306

WaMu Mortgage Pass-Through Certificates Trust
3.560% due 07/25/2037 ^~		411	369
3.683% due 02/25/2037 ^~		556	517
3.833% due 10/25/2036 ^~		2,150	1,961
3.928% due 07/25/2037 ^~		948	876

Washington Mutual Mortgage Pass-Through Certificates Trust
3.092% due 05/25/2047 ^•		130	31
6.000% due 10/25/2035 ^		1,726	1,325

Wells Fargo Mortgage-Backed Securities Trust
4.339% due 05/25/2036 ^~		51	52
4.353% due 07/25/2036 ^~		294	294

Total Non-Agency Mortgage-Backed Securities (Cost $122,968)			128,478

ASSET-BACKED SECURITIES 20.8%

ACE Securities Corp. Home Equity Loan Trust
2.900% due 02/25/2036 •		25,875	17,728

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	1,660

Airspeed Ltd.
2.779% due 06/15/2032 •		$1,313	1,276

Apidos CLO
0.000% due 01/20/2031 ~		4,500	3,785

Argent Securities Trust
2.700% due 03/25/2036 •		3,750	2,204

Avoca CLO DAC
0.000% due 10/15/2030 ~	EUR	1,600	1,279

Bear Stearns Asset-Backed Securities Trust
2.650% due 10/25/2036 ^•		$4,244	4,595
6.500% due 10/25/2036 ^		346	260

Belle Haven ABS CDO Ltd.
3.045% due 07/05/2046 •		175,347	473

BlueMountain CLO Ltd.
8.247% due 04/13/2027 •		1,000	974

CARLYLE U.S. CLO Ltd.
0.000% due 07/20/2029 ~		1,895	1,549

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(h)		$7	$3,340

CIFC Funding Ltd.
0.000% due 07/22/2026 ~		1,500	849
0.000% due 04/24/2030 ~		2,300	1,232

Citigroup Mortgage Loan Trust
2.670% due 12/25/2036 •		3,899	2,474

Countrywide Asset-Backed Certificates
2.650% due 06/25/2047 ^•		1,554	1,402
2.680% due 03/25/2037 •		1,662	1,600

First Franklin Mortgage Loan Trust
3.455% due 09/25/2035 •		3,551	2,731
3.485% due 05/25/2036 •		6,897	3,609

Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		8	1,585

Fremont Home Loan Trust
3.440% due 06/25/2035 ^•		6,000	5,622

Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	500	382

Home Equity Mortgage Loan Asset-Backed Trust
2.670% due 07/25/2037 •		$10,229	6,378

HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (h)		3,160	1,202

JPMorgan Mortgage Acquisition Trust
4.702% due 10/25/2030 ^Ø		5,630	4,133

Lehman XS Trust
5.170% due 08/25/2035 ^Ø		137	131

LNR CDO Ltd.
2.782% due 02/28/2043 •		4,528	2,640

Long Beach Mortgage Loan Trust
2.810% due 01/25/2036 •		4,483	4,135

Merrill Lynch Mortgage Investors Trust
2.670% due 04/25/2037 •		525	314

Morgan Stanley ABS Capital, Inc. Trust
2.660% due 06/25/2036 •		408	333

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ^~		666	448

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.030% due 08/25/2035 •		5,000	4,644
4.280% due 10/25/2034 •		573	549

Residential Asset Mortgage Products Trust
3.710% due 01/25/2035 ^•		2,788	2,250

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		3	2,982

SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		4	2,744

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	1,477
0.000% due 10/15/2048 «(h)		1	1,147

SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		4,300	2,151
0.000% due 07/25/2040 «(h)		21	1,181
0.000% due 09/25/2040 (h)		1,718	1,105

Soundview Home Loan Trust
2.760% due 08/25/2037 •		2,000	1,887

South Coast Funding Ltd.
3.218% due 08/10/2038 •		10,115	1,874

Symphony CLO Ltd.
7.397% due 07/14/2026 •		2,000	1,892

Taberna Preferred Funding Ltd.
2.962% due 08/05/2036 •		351	316
2.962% due 08/05/2036 ^•		6,501	5,850
3.265% due 07/05/2035 •		5,227	4,913

Total Asset-Backed Securities (Cost $111,502)			117,285

SOVEREIGN ISSUES 5.3%

Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	3,970	2,724
3.375% due 01/15/2023		200	195
3.875% due 01/15/2022		200	207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 01/15/2028	EUR	200	$181
6.250% due 11/09/2047		100	88
7.820% due 12/31/2033		9,275	9,685
47.686% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	60,426	1,648
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		800	22
49.137% (BADLARPP + 2.500%) due 03/11/2019 ~		3,159	85
49.153% (BADLARPP) due 10/04/2022 ~		58	3
56.472% (ARLLMONP) due 06/21/2020 ~(a)		92,852	2,760

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	1,500	1,856

Export-Credit Bank of Turkey
8.250% due 01/24/2024		$200	207

Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	200	232

Peru Government International Bond
5.940% due 02/12/2029	PEN	1,790	552
6.350% due 08/12/2028		2,700	864

Republic of Greece Government International Bond
3.000% due 02/24/2023 Ø	EUR	142	166
3.000% due 02/24/2024 Ø		142	165
3.000% due 02/24/2025 Ø		142	163
3.000% due 02/24/2026 Ø		142	161
3.000% due 02/24/2027 Ø		142	161
3.000% due 02/24/2028 Ø		142	161
3.000% due 02/24/2029 Ø		142	160
3.000% due 02/24/2030 Ø		142	158
3.000% due 02/24/2031 Ø		142	155
3.000% due 02/24/2032 Ø		142	153
3.000% due 02/24/2033 Ø		142	152
3.000% due 02/24/2034 Ø		142	150
3.000% due 02/24/2035 Ø		142	147
3.000% due 02/24/2036 Ø		142	146
3.000% due 02/24/2037 Ø		142	145
3.000% due 02/24/2038 Ø		142	142
3.000% due 02/24/2039 Ø		142	143
3.000% due 02/24/2040 Ø		142	143
3.000% due 02/24/2041 Ø		142	143
3.000% due 02/24/2042 Ø		142	143
4.750% due 04/17/2019		400	462

Turkey Government International Bond
3.250% due 06/14/2025		100	107
4.625% due 03/31/2025		1,700	1,957
5.200% due 02/16/2026		600	706
7.625% due 04/26/2029		$1,900	1,999

Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		240	76
8.250% due 10/13/2024 ^(e)		28	9
9.250% due 09/15/2027 ^(e)		308	103

Total Sovereign Issues (Cost $35,058)			29,785

		SHARES
COMMON STOCKS 0.9%

CONSUMER DISCRETIONARY 0.7%

Caesars Entertainment Corp. (f)		466,592	4,265

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		11,400	37

FINANCIALS 0.2%

Ardonagh Group Ltd. «(k)		761,602	965

Total Common Stocks (Cost $6,646)			5,267

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «	775,000	$250

Total Warrants (Cost $0)		250

PREFERRED SECURITIES 3.5%

BANKING & FINANCE 1.1%

Nationwide Building Society
10.250% ~	34,400	6,463

INDUSTRIALS 2.4%

Sequa Corp.
9.000% «	16,659	13,309

Total Preferred Securities (Cost $23,147)		19,772

REAL ESTATE INVESTMENT TRUSTS 1.6%

REAL ESTATE 1.6%

VICI Properties, Inc.	416,263	8,962

Total Real Estate Investment Trusts (Cost $5,426)		8,962

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS (l) 1.2%
		6,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.3%
(21.627)% due 02/22/2019 - 06/28/2019 (g)(h)	ARS	51,247	$1,548

U.S. TREASURY BILLS 0.5%
2.401% due 03/05/2019 - 04/18/2019 (g)(h)(o)(q)		$3,140	3,127

Total Short-Term Instruments (Cost $11,558)			11,601

Total Investments in Securities (Cost $695,470)			699,911

Total Investments 124.0% (Cost $695,470)			$699,911

Financial Derivative Instruments (n)(p) (0.2)% (Cost or Premiums, net $11,976)			(1,225)

Auction Rate Preferred Shares (9.8)%			(55,525)

Other Assets and Liabilities, net (14.0)%			(78,564)

Net Assets Applicable to Common Shareholders 100.0%			$564,597

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$ 1,020	$965	0.17%
Forbes Energy Services Ltd.	10/09/2014 -11/18/2016	370	37	0.01

		$ 1,390	$1,002	0.18%

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	41

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	01/31/2019	02/01/2019	$1,426	U.S. Treasury Notes 2.625% due 02/28/2023	$(1,458)	$1,426	$1,426
NOM	2.650	01/31/2019	02/01/2019	5,500	U.S. Treasury Bonds 2.875% due 08/15/2045	(5,642)	5,500	5,500

Total Repurchase Agreements						$(7,100)	$6,926	$6,926

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	2.350%	12/24/2018	TBD	(3)	$	(307)	$(308)
FOB	2.650	01/22/2019	02/22/2019			(7,007)	(7,012)
JML	(0.320)	12/03/2018	03/04/2019		EUR	(3,002)	(3,435)
	0.950	12/03/2018	03/04/2019		GBP	(171)	(224)
NOM	3.250	11/19/2018	02/19/2019		$	(9,983)	(10,050)
RDR	2.840	11/16/2018	02/19/2019			(8,205)	(8,255)
	2.840	11/19/2018	02/19/2019			(2,489)	(2,503)
	3.050	12/19/2018	03/19/2019			(4,221)	(4,237)
RTA	3.044	09/07/2018	03/07/2019			(3,246)	(3,286)
	3.061	09/14/2018	03/14/2019			(7,000)	(7,083)
	3.145	11/19/2018	02/20/2019			(474)	(477)
SOG	3.250	01/29/2019	03/07/2019			(3,050)	(3,051)
	3.250	02/01/2019	03/07/2019			(2,387)	(2,387)
	3.270	12/12/2018	03/12/2019			(4,900)	(4,923)
UBS	2.990	12/03/2018	03/04/2019			(1,459)	(1,466)
	3.010	11/28/2018	02/28/2019			(2,938)	(2,954)
	3.030	12/13/2018	03/13/2019			(324)	(325)
	3.090	11/07/2018	02/07/2019			(14,952)	(15,062)
	3.210	11/28/2018	02/28/2019			(4,095)	(4,119)
	3.240	01/18/2019	03/04/2019			(1,701)	(1,703)
	3.240	02/01/2019	03/04/2019			(1,468)	(1,468)
	3.250	01/02/2019	04/02/2019			(5,851)	(5,867)
	3.280	12/13/2018	03/13/2019			(186)	(187)
	3.290	12/06/2018	03/05/2019			(725)	(729)

Total Reverse Repurchase Agreements							$(91,111)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(308)	$0	$(308)	$370	$62
FICC	1,426	0	0	1,426	(1,458)	(32)
FOB	0	(7,012)	0	(7,012)	7,678	666
JML	0	(3,659)	0	(3,659)	4,307	648
NOM	5,500	(10,050)	0	(4,550)	5,292	742
RDR	0	(14,995)	0	(14,995)	15,585	590
RTA	0	(10,846)	0	(10,846)	11,914	1,068
SOG	0	(10,361)	0	(10,361)	8,796	(1,565)
UBS	0	(33,880)	0	(33,880)	35,786	1,906

Total Borrowings and Other Financing Transactions	$6,926	$(91,111)	$0

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(50,432)	$(36,516)	$(308)	$(87,256)

Total Borrowings	$0	$(50,432)	$(36,516)	$(308)	$(87,256)

Payable for reverse repurchase agreements(5)					$(87,256)

(m)	Securities with an aggregate market value of $95,927 have been pledged as collateral under the terms of the above master agreements as of January 31, 2019.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2019 was $(84,644) at a weighted average interest rate of 2.855%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(3,855) is outstanding at period end.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	17.928%	$	5,500	$(178)	$(600)	$(778)	$28	$0
General Electric Co.	1.000	Quarterly	12/20/2023	1.250		600	(34)	28	(6)	6	0

							$(212)	$(572)	$(784)	$34	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2020	$	59,300	$1,546	$(2,280)	$(734)	$68	$0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2021		36,800	1,248	(1,779)	(531)	59	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		62,000	747	(1,438)	(691)	150	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		10,500	385	(143)	242	0	(29)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		139,300	(1,292)	2,642	1,350	434	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		75,590	4,663	(3,856)	807	309	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,900	325	(854)	(529)	242	0
Pay(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		29,000	617	183	800	183	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		169,400	(5,526)	26,899	21,373	1,989	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		226,900	9,562	6,160	15,722	0	(2,650)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		31,000	153	(1,247)	(1,094)	0	(389)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	7,600	188	239	427	0	(3)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	13,000	53	(503)	(450)	0	(82)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		2,000	(5)	(53)	(58)	0	(13)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	21,100	340	(552)	(212)	0	(111)

							$13,004	$23,418	$36,422	$3,434	$(3,277)

Total Swap Agreements							$12,792	$22,846	$35,638	$3,468	$(3,277)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	43

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$3,468	$3,468	$0	$0	$(3,277)	$(3,277)

(o)

Securities with an aggregate market value of $843 and cash of $10,113 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2019. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2019		$568	GBP	442	$11	$0
	03/2019	EUR	32,952		$37,967	162	0

BPS	02/2019	PEN	2,303		679	0	(13)
	02/2019		$615	ARS	23,431	3	0
	03/2019		172		7,248	16	0

CBK	02/2019	EUR	857		$977	0	(4)
	02/2019	GBP	656		855	0	(5)
	02/2019		$229	ARS	8,890	7	0
	03/2019	GBP	520		$684	1	0
	03/2019		$451	ARS	17,918	14	0
	04/2019		5,738	MXN	110,761	0	(7)

GLM	02/2019		71,145	GBP	54,230	0	(17)
	03/2019	GBP	54,230		$71,246	16	0
	03/2019		$5,864	RUB	396,344	167	0

HUS	02/2019		383	ARS	15,080	14	0

JPM	02/2019	EUR	32,095		$36,857	124	(2)
	02/2019	GBP	284		374	1	0

SCX	02/2019		53,732		68,517	0	(1,958)

Total Forward Foreign Currency Contracts						$536	$(2,006)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.610%	$2,400	$(247)	$258	$11	$0

GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.610	5,300	(543)	568	25	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.891	10	(1)	1	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.363	100	(16)	15	0	(1)

HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.891	40	(5)	5	0	0

							$(812)	$847	$36	$(1)

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	$400	$(2)	$9	$7	$0

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	400	(2)	14	12	0

								$(4)	$23	$19	$0

Total Swap Agreements								$(816)	$870	$55	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities				Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter
BOA	$173	$0	$0	$173	$0	$0	$0	$0	$173	$0	$173
BPS	19	0	11	30	(13)	0	0	(13)	17	0	17
CBK	22	0	0	22	(16)	0	0	(16)	6	0	6
GLM	183	0	0	183	(17)	0	0	(17)	166	0	166
GST	0	0	32	32	0	0	(1)	(1)	31	0	31
HUS	14	0	0	14	0	0	0	0	14	(260)	(246)
JPM	125	0	12	137	(2)	0	0	(2)	135	0	135
SCX	0	0	0	0	(1,958)	0	0	(1,958)	(1,958)	1,730	(228)

Total Over the Counter	$536	$0	$55	$591	$(2,006)	$0	$(1)	$(2,007)

(q)

Securities with an aggregate market value of $1,730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2019.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	45

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$34	$0	$0	$3,434	$3,468

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$536	$0	$536
Swap Agreements	0	36	0	0	19	55

	$0	$36	$0	$536	$19	$591

	$0	$70	$0	$536	$3,453	$4,059

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3,277	$3,277

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,006	$0	$2,006
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$2,006	$0	$2,007

	$0	$1	$0	$2,006	$3,277	$5,284

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$385	$0	$0	$486	$871

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,730	$0	$4,730
Swap Agreements	0	40	0	0	415	455

	$0	$40	$0	$4,730	$415	$5,185

	$0	$425	$0	$4,730	$901	$6,056

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(594)	$0	$0	$3,380	$2,786

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,858)	$0	$(1,858)
Swap Agreements	0	64	0	0	(37)	27

	$0	$64	$0	$(1,858)	$(37)	$(1,831)

	$0	$(530)	$0	$(1,858)	$3,343	$955

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$83	$32,032	$3,541	$35,656
Corporate Bonds & Notes
Banking & Finance	0	142,090	0	142,090
Industrials	0	110,801	287	111,088
Utilities	0	27,103	0	27,103
Convertible Bonds & Notes
Industrials	0	4,366	0	4,366

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Municipal Bonds & Notes
California	$0	$4,833	$0	$4,833
Illinois	0	14,378	0	14,378
Virginia	0	723	0	723
West Virginia	0	8,107	0	8,107
U.S. Government Agencies	0	25,291	4,876	30,167
Non-Agency Mortgage-Backed Securities	0	128,478	0	128,478

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Asset-Backed Securities	$0	$102,829	$14,456	$117,285
Sovereign Issues	0	29,785	0	29,785
Common Stocks
Consumer Discretionary	4,265	0	0	4,265
Energy	0	37	0	37
Financials	0	0	965	965
Warrants
Industrials	0	0	250	250
Preferred Securities
Banking & Finance	0	6,463	0	6,463
Industrials	0	0	13,309	13,309
Real Estate Investment Trusts
Real Estate	8,962	0	0	8,962
Short-Term Instruments
Repurchase Agreements	0	6,926	0	6,926
Argentina Treasury Bills	0	1,548	0	1,548
U.S. Treasury Bills	0	3,127	0	3,127

Total Investments	$13,310	$648,917	$37,684	$699,911

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3,468	$0	$3,468
Over the counter	0	591	0	591

	$0	$4,059	$0	$4,059

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,277)	0	(3,277)
Over the counter	0	(2,007)	0	(2,007)

	$0	$(5,284)	$0	$(5,284)

Total Financial Derivative Instruments	$0	$(1,225)	$0	$(1,225)

Totals	$13,310	$647,692	$37,684	$698,686

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2019:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$610	$0	$(203)	$0	$4	$(13)	$3,356	$(213)	$3,541	$(2)
Corporate Bonds & Notes
Industrials	745	0	(2)	2	0	(14)	0	(444)	287	(3)
U.S. Government Agencies	4,908	0	(45)	46	17	(50)	0	0	4,876	(51)
Asset-Backed Securities	11,202	8,200	0	45	0	(1,734)	0	(3,257)	14,456	(1,427)
Common Stocks
Financials	1,200	0	0	0	0	(235)	0	0	965	(235)
Warrants
Industrials	194	0	0	0	0	56	0	0	250	56
Preferred Securities
Industrials	14,456	451	0	0	0	(1,598)	0	0	13,309	(1,598)

Totals	$33,315	$8,651	$(250)	$93	$21	$(3,588)	$3,356	$(3,914)	$37,684	$(3,260)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$293	Proxy Pricing	Base Price	98.330-99.920
	3,248	Third Party Vendor	Broker Quote	95.500-100.130
Corporate Bonds & Notes
Industrials	287	Reference Instrument	Yield	10.508
U.S. Government Agencies	4,876	Proxy Pricing	Base Price	60.080
Asset-Backed Securities	14,456	Proxy Pricing	Base Price	5,677.430-115,871.380
Common Stocks
Financials	965	Fundamental Valuation	Company Equity Value	$659,300,000.000
Warrants
Industrials	250	Other Valuation Techniques(2)		—
Preferred Securities
Industrials	13,309	Fundamental Valuation	Company Equity Value	$503,100,000.000

Total	$37,684

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	47

Schedule of Investments PIMCO High Income Fund

(Amounts in thousands*, except number of shares, contracts and units, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.2%

Alphabet Holding Co., Inc.
5.999% (LIBOR03M + 3.500%) due 09/26/2024 ~		$99	$90

Altice France S.A.
6.509% (LIBOR03M + 4.000%) due 08/14/2026 ~		399	377

Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~		47	47

Bausch Health Cos., Inc.
5.263% (LIBOR03M + 2.750%) due 11/27/2025 ~		154	152

Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~		1,754	1,727

Concordia International Corp.
8.016% (LIBOR03M + 5.500%) due 09/06/2024 ~		4,080	3,906

Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 ~		448	424

Dubai World
1.750% - 4.883% (LIBOR03M + 2.000%) due 09/30/2022 ~		700	652

Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~		700	661

Financial & Risk U.S. Holdings, Inc.
4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	1,000	1,133
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~		$876	843

Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021 «		1,131	1,128

Forest City Enterprises, L.P.
6.513% (LIBOR03M + 4.000%) due 12/07/2025 «~		200	200

FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~		30	30

Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~		889	852

Genworth Holdings, Inc.
7.008% (LIBOR03M + 4.500%) due 03/07/2023 ~		50	49

Gray Television, Inc.
5.020% (LIBOR03M + 2.500%) due 01/02/2026 ~		100	99

iHeartCommunications, Inc.
TBD% due 05/01/2019		18,460	12,430
TBD% due 07/30/2019 ^(e)		240	162

IRB Holding Corp.
5.764% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~		1,296	1,266

Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	102

McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/10/2025 ~		$1,451	1,397

Messer Industrie GmbH
TBD% due 10/01/2025		150	147

MH Sub LLC
6.269% (LIBOR03M + 3.750%) due 09/13/2024 ~		168	165

Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		100	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~		$24	$23

NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 ~		50	48

Neiman Marcus Group Ltd. LLC
5.763% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~		8,416	7,486

Parexel International Corp.
5.249% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	94

PetSmart, Inc.
5.520% (LIBOR03M + 3.000%) due 03/11/2022 ~		337	284

Sequa Mezzanine Holdings LLC
7.516% - 7.728% (LIBOR03M + 5.000%) due 11/28/2021 ~		325	320
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~		140	134

Starfruit Finco B.V
5.753% (LIBOR03M + 3.250%) due 10/01/2025 ~		300	294

Syniverse Holdings, Inc.
7.509% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,468	1,338

Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024		100	94

Verscend Holding Corp.
6.999% (LIBOR03M + 4.500%) due 08/27/2025 ~		200	198

West Corp.
6.499% (LIBOR03M + 4.000%) due 10/10/2024 ~		58	53

Westmoreland Coal Co.
TBD% due 12/16/2020 ^(e)		1,455	571
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 «~µ		2,620	2,600

Total Loan Participations and Assignments (Cost $47,653)			41,675

CORPORATE BONDS & NOTES 60.4%

BANKING & FINANCE 26.9%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~		27,410	13,979

Ally Financial, Inc.
8.000% due 11/01/2031		6	7
8.000% due 11/01/2031 (m)		1,546	1,863

Ambac LSNI LLC
7.803% due 02/12/2023 •(m)		675	682

Ardonagh Midco PLC
8.375% due 07/15/2023 (m)	GBP	2,700	3,028
8.375% due 07/15/2023		11,935	13,384

Athene Holding Ltd.
4.125% due 01/12/2028		$76	71

Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048 (m)		4,495	4,280

Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		216	221

AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		180	177
5.000% due 04/20/2048		104	97

Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)(m)	EUR	500	579

Bank of Ireland
7.375% due 06/18/2020 •(i)(j)		200	243

Barclays Bank PLC
7.625% due 11/21/2022 (j)		$310	331

Barclays PLC
6.500% due 09/15/2019 •(i)(j)(m)	EUR	2,600	3,011
7.750% due 09/15/2023 •(i)(j)		$2,150	2,146

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 09/15/2022 •(i)(j)	GBP	7,210	$9,888

Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(i)		$70	62

Brookfield Finance, Inc.
3.900% due 01/25/2028		128	121
4.700% due 09/20/2047 (m)		290	268

Cantor Fitzgerald LP
6.500% due 06/17/2022 (m)		13,100	13,883

CBL & Associates LP
5.950% due 12/15/2026 (m)		3,358	2,678

Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 Ø	GBP	2,400	3,467

Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	200	240

Credit Agricole S.A.
7.875% due 01/23/2024 •(i)(j)(m)		$250	263

Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)		200	198
7.500% due 07/17/2023 •(i)(j)		400	408

Doctors Co.
6.500% due 10/15/2023 (m)		10,000	10,427

Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	2,738	2,956

Equinix, Inc.
2.875% due 03/15/2024		200	232
2.875% due 10/01/2025		100	114
2.875% due 02/01/2026		200	226

Flagstar Bancorp, Inc.
6.125% due 07/15/2021 (m)		$3,000	3,131

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		363	349
6.750% due 03/15/2022 (m)		478	481

Freedom Mortgage Corp.
8.250% due 04/15/2025		18	17

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		200	179

GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	8	11
5.875% due 11/04/2020		6	8

GLP Capital LP
5.250% due 06/01/2025		$20	20

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		200	203

GSPA Monetization Trust
6.422% due 10/09/2029		5,764	6,586

Hampton Roads PPV LLC
6.621% due 06/15/2053		19,964	20,362

HSBC Bank PLC
6.330% due 05/23/2023		8,300	8,274

HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	600	784
6.000% due 09/29/2023 •(i)(j)(m)	EUR	2,600	3,294
6.500% due 03/23/2028 •(i)(j)		$700	683

Hunt Cos., Inc.
6.250% due 02/15/2026		36	32

Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		6,510	6,583

iStar, Inc.
4.625% due 09/15/2020		20	20
5.250% due 09/15/2022		70	69

Jefferies Finance LLC
7.250% due 08/15/2024 (m)		7,285	6,966
7.375% due 04/01/2020 (m)		1,200	1,208

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		96	94

Lloyds Bank PLC
12.000% due 12/16/2024 •(i)(m)		8,400	10,134

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)		500	507
7.875% due 06/27/2029 •(i)(j)	GBP	4,110	5,927

LoanCore Capital Markets LLC
6.875% due 06/01/2020 (m)		$7,000	7,022

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		$400	$408

MetLife, Inc.
5.875% due 03/15/2028 •(i)		12	12

Midwest Family Housing LLC
6.631% due 01/01/2051		4,890	4,637

Nationstar Mortgage LLC
6.500% due 07/01/2021		1,030	1,030

Navient Corp.
5.625% due 08/01/2033 (m)		8,064	6,189
6.500% due 06/15/2022		114	117

Newmark Group, Inc.
6.125% due 11/15/2023		40	40

Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		68	68

Provident Funding Associates LP
6.375% due 06/15/2025		37	33

Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,840	5,986
8.625% due 08/15/2021 •(i)(j)		3,700	3,949

Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(i)(j)	GBP	6,363	8,619

Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		$200	183
7.375% due 10/04/2023 •(i)(j)		900	884

TP ICAP PLC
5.250% due 01/26/2024	GBP	4,190	5,232

UniCredit SpA
7.830% due 12/04/2023 (m)		$3,300	3,516

Unigel Luxembourg S.A.
10.500% due 01/22/2024		810	869

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	263	376

WeWork Cos., Inc.
7.875% due 05/01/2025		$104	95

			214,717

INDUSTRIALS 24.5%

Air Canada Pass-Through Trust
3.700% due 07/15/2027		32	31

Altice France S.A.
5.875% due 02/01/2027 (m)	EUR	3,100	3,585

Altice Luxembourg S.A.
7.250% due 05/15/2022		400	452

Associated Materials LLC
9.000% due 01/01/2024		$1,102	1,096

Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (m)		8,400	8,379

Bausch Health Cos., Inc.
7.000% due 03/15/2024		36	38

Charter Communications Operating LLC
4.200% due 03/15/2028		150	145

Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		120	120

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		910	935
7.625% due 03/15/2020		5,000	5,013

Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		48	46

Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		5,090	4,918
6.250% due 03/31/2023 (m)		12,074	11,576
8.625% due 01/15/2024		686	709

DAE Funding LLC
5.250% due 11/15/2021		382	386
5.750% due 11/15/2023		382	387

Dell International LLC
6.020% due 06/15/2026 (m)		3,572	3,738

Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,285	3,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (m)		$11,130	$11,158

EI Group PLC
6.000% due 10/06/2023	GBP	500	698
6.875% due 05/09/2025		6,600	9,375

Envision Healthcare Corp.
8.750% due 10/15/2026 (m)		$3,318	3,034

Exela Intermediate LLC
10.000% due 07/15/2023 (m)		172	173

Ferroglobe PLC
9.375% due 03/01/2022 (m)		2,250	1,935

First Quantum Minerals Ltd.
6.500% due 03/01/2024		2,240	2,064
6.875% due 03/01/2026		2,448	2,228
7.000% due 02/15/2021		838	837

Ford Motor Co.
7.700% due 05/15/2097 (m)		15,515	16,286

Fresh Market, Inc.
9.750% due 05/01/2023 (m)		9,300	7,022

Frontier Finance PLC
8.000% due 03/23/2022	GBP	6,600	8,240

Full House Resorts, Inc.
8.575% due 01/31/2024 «		$496	481

General Electric Co.
0.000% due 05/28/2020 •	EUR	100	113
2.200% due 01/09/2020		$76	75
3.100% due 01/09/2023		22	21
4.375% due 09/16/2020		8	8
5.000% due 01/21/2021 •(i)		397	350
5.550% due 05/04/2020		126	129
5.550% due 01/05/2026 (m)		161	162
5.875% due 01/14/2038		46	47
6.150% due 08/07/2037		53	55
6.875% due 01/10/2039		13	14

General Shopping Finance Ltd.
10.000% due 03/06/2019 (i)		5,300	4,903

General Shopping Investments Ltd.
12.000% due 03/20/2022 ^(e)(i)		2,500	1,050

HCA, Inc.
7.500% due 11/15/2095		3,462	3,471

iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		710	479
9.000% due 03/01/2021 ^(e)		2,309	1,553
9.000% due 09/15/2022 ^(e)		7,022	4,740

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		200	207
5.710% due 11/15/2023		200	211

Intelsat Connect Finance S.A.
9.500% due 02/15/2023		23	22

Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,300	2,102
8.000% due 02/15/2024		17	18
8.500% due 10/15/2024		333	338
9.750% due 07/15/2025		175	183

Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,617	5,420
8.125% due 06/01/2023 (m)		15,504	12,975

Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		108	84

Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		66	67

Metinvest BV
7.750% due 04/23/2023		200	191
8.500% due 04/23/2026		1,400	1,329

Netflix, Inc.
4.625% due 05/15/2029	EUR	300	347

New Albertson’s LP
6.570% due 02/23/2028		$4,021	2,875

Odebrecht Oil & Gas Finance Ltd.
0.000% due 03/04/2019 (h)(i)		3,371	59

Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		489	474

Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		19	19
5.500% due 02/15/2024		48	49

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		$200	$202

Petroleos Mexicanos
6.500% due 03/13/2027		270	260
6.750% due 09/21/2047		70	61

PetSmart, Inc.
5.875% due 06/01/2025		161	127

Platin GmbH
6.875% due 06/15/2023	EUR	600	666

QVC, Inc.
5.950% due 03/15/2043 (m)		$5,000	4,461

Radiate Holdco LLC
6.875% due 02/15/2023		100	97

Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	300	336
6.250% due 05/15/2026		$62	61
6.875% due 11/15/2026	EUR	100	105

Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		$12	12

Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	13,100	20,882

Sands China Ltd.
4.600% due 08/08/2023		$200	201
5.125% due 08/08/2025		400	403
5.400% due 08/08/2028		1,802	1,785

Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		25	23

Spanish Broadcasting System, Inc.
12.500% due 04/15/2049 ^		3,833	3,905

Starfruit Finco BV
6.500% due 10/01/2026	EUR	100	111

Sunoco LP
4.875% due 01/15/2023		$74	73

Syngenta Finance NV
5.182% due 04/24/2028		200	191

T-Mobile USA, Inc.
4.750% due 02/01/2028		29	28

Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	190

Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	500	593

Transocean Pontus Ltd.
6.125% due 08/01/2025		$214	216

Triumph Group, Inc.
4.875% due 04/01/2021		184	171
5.250% due 06/01/2022		36	32

United Group BV
4.375% due 07/01/2022	EUR	100	115
4.875% due 07/01/2024		100	115

Univision Communications, Inc.
5.125% due 05/15/2023		$231	217
5.125% due 02/15/2025		693	633

ViaSat, Inc.
5.625% due 09/15/2025		136	129

VOC Escrow Ltd.
5.000% due 02/15/2028		79	77

Westmoreland Coal Co.
8.750% due 01/01/2022 ^(e)		10,290	4,245

Wind Tre SpA
2.625% due 01/20/2023	EUR	200	207
2.750% due 01/20/2024 •		200	205
3.125% due 01/20/2025		200	202

Wyndham Destinations, Inc.
3.900% due 03/01/2023		$102	96
4.250% due 03/01/2022		8	8
5.400% due 04/01/2024		14	14
5.750% due 04/01/2027		1,185	1,136

Wynn Macau Ltd.
5.500% due 10/01/2027		200	183

			195,247

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	49

Schedule of Investments PIMCO High Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 9.0%

AT&T, Inc.
4.900% due 08/15/2037 (m)		$528	$516

CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,038

DTEK Finance PLC (10.750% Cash or 0.000% PIK)
10.750% due 12/31/2024 (d)		5,927	5,740

Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,200	15,561

Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,323	1,290

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (d)		2,810	1,672

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		4,680	4,434

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (d)		12,637	3,444

Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		228	188
2.950% due 03/01/2026 ^(e)		269	216
3.250% due 09/15/2021 ^(e)		114	96
3.250% due 06/15/2023 ^(e)		361	300
3.300% due 03/15/2027 ^(e)		152	122
3.300% due 12/01/2027 ^(e)		200	161
3.400% due 08/15/2024 ^(e)		289	240
3.500% due 10/01/2020 ^(e)		217	183
3.500% due 06/15/2025 ^(e)		72	59
3.750% due 02/15/2024 ^(e)		77	65
3.750% due 08/15/2042 ^(e)		30	22
3.850% due 11/15/2023 ^(e)		20	17
4.000% due 12/01/2046 ^(e)		2	1
4.250% due 05/15/2021 ^(e)		149	126
4.300% due 03/15/2045 ^(e)		9	7
5.125% due 11/15/2043 ^(e)		58	48
5.400% due 01/15/2040 ^(e)		22	19
5.800% due 03/01/2037 ^(e)		132	113
6.050% due 03/01/2034 ^(e)		278	243
6.250% due 03/01/2039 ^(e)		108	95
6.350% due 02/15/2038 ^(e)		20	18

Petrobras Global Finance BV
5.999% due 01/27/2028		113	113
6.125% due 01/17/2022		110	116
6.250% due 12/14/2026	GBP	8,600	12,132
6.625% due 01/16/2034		200	274
6.850% due 06/05/2115		$160	156
7.375% due 01/17/2027		2,511	2,736
8.750% due 05/23/2026		119	140

Rio Oil Finance Trust
8.200% due 04/06/2028		260	277
9.250% due 07/06/2024		17,967	19,449

Southern California Edison Co.
3.650% due 03/01/2028		7	7
5.750% due 04/01/2035		14	15
6.000% due 01/15/2034		4	4

Transocean Poseidon Ltd.
6.875% due 02/01/2027 (c)		156	159

			71,612

Total Corporate Bonds & Notes (Cost $476,735)			481,576

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

DISH Network Corp.
3.375% due 08/15/2026		5,100	4,345

Total Convertible Bonds & Notes (Cost $5,100)			4,345

MUNICIPAL BONDS & NOTES 7.9%

CALIFORNIA 0.5%

Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031		2,000	2,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025	$1,500	$1,798

		4,112

DISTRICT OF COLUMBIA 1.4%

District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035	9,740	10,792

ILLINOIS 2.7%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	10,547
7.517% due 01/01/2040	9,805	10,719

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	45	48
7.350% due 07/01/2035	30	33

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	365	350

		21,697

NEW YORK 0.2%

Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	1,485	1,485

TEXAS 1.3%

El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043	7,535	10,262

VIRGINIA 0.2%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,355	1,273

WEST VIRGINIA 1.6%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	66,200	3,778
7.467% due 06/01/2047	9,675	9,361

		13,139

Total Municipal Bonds & Notes (Cost $57,219)		62,760

U.S. GOVERNMENT AGENCIES 3.2%

Fannie Mae
3.500% due 09/25/2027 (a)	361	36
4.980% due 10/25/2041 •	341	340
5.960% due 05/25/2043 •	422	468
10.000% due 01/25/2034 •	218	276

Freddie Mac
0.000% due 02/25/2046 (b)(h)	9,467	8,229
0.100% due 02/25/2046 (a)	115,553	177
3.591% due 07/15/2035 •(a)	1,061	135
3.691% due 02/15/2042 •(a)	1,895	248
4.000% due 08/15/2020 (a)	124	3
4.500% due 10/15/2037 (a)	534	33
4.631% due 08/15/2036 •(a)	605	117
5.000% due 06/15/2033 •(a)	1,360	252
6.158% due 11/25/2055 «~	14,011	8,418
7.982% due 05/15/2033 •	48	57
11.710% due 10/25/2027 •	4,323	5,397

Ginnie Mae
3.500% due 06/20/2042 - 03/20/2043 (a)	2,651	402
3.747% due 02/20/2042 •(a)	7,016	520
4.500% due 07/20/2042 (a)	217	35

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/20/2042 (a)		$381	$74

Total U.S. Government Agencies (Cost $25,304)			25,217

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.2%

Adjustable Rate Mortgage Trust
2.850% due 05/25/2036 •		3,910	2,186

Banc of America Alternative Loan Trust
2.870% due 06/25/2037 •		4,026	3,179
3.090% due 06/25/2046 ^•(a)		5,739	473
4.130% due 06/25/2037 ^•(a)		4,373	655

Banc of America Funding Trust
6.000% due 07/25/2037 ^		506	472
6.250% due 10/26/2036		8,371	6,900

Banc of America Mortgage Trust
4.090% due 02/25/2036 ^~		18	17

BCAP LLC Trust
4.917% due 03/26/2037 Ø		1,527	1,603
5.999% due 10/26/2036 ~		5,747	5,634
6.000% due 05/26/2037 ~		6,671	4,757
6.202% due 09/26/2036 ~		6,405	6,213
25.707% due 06/26/2036 ~		2,066	1,044

Bear Stearns Adjustable Rate Mortgage Trust
3.687% due 11/25/2034 ~		68	68

Bellemeade Re Ltd.
8.810% due 07/25/2025 •		1,250	1,267

CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		461	293

CD Mortgage Trust
5.688% due 10/15/2048		3,020	1,539

Chase Mortgage Finance Trust
4.203% due 09/25/2036 ^~		96	90
4.296% due 12/25/2035 ^~		19	18
5.500% due 05/25/2036 ^		3	3

Citigroup Commercial Mortgage Trust
5.617% due 12/10/2049 ~		5,611	3,786

Citigroup Mortgage Loan Trust
4.264% due 07/25/2037 ^~		115	115
4.320% due 11/25/2035 ~		16,394	12,821
4.531% due 08/25/2037 ^~		239	197
6.500% due 09/25/2036		4,196	3,302

Commercial Mortgage Loan Trust
6.082% due 12/10/2049 ~		2,485	1,504

Countrywide Alternative Loan Trust
2.490% due 04/25/2035 •(a)		3,826	235
2.760% due 12/25/2046 •		3,063	2,760
4.368% due 02/25/2037 ^~		219	213
5.024% due 07/25/2021 ^~		214	210
6.000% due 02/25/2037 ^		5,837	3,908
6.250% due 12/25/2036 ^•		3,107	2,270
6.500% due 06/25/2036 ^		884	668

Countrywide Home Loan Mortgage Pass-Through Trust
2.840% due 12/25/2036 •(a)		3,051	341
3.837% due 09/20/2036 ^~		439	380
4.043% due 09/25/2047 ^~		39	36

Credit Suisse Commercial Mortgage Trust
5.777% due 02/15/2039 ~		289	290
5.869% due 09/15/2040 ~		3,107	3,006

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		1,963	1,754

Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	215	242

Eurosail PLC
2.250% due 06/13/2045 •	GBP	3,347	3,367
4.900% due 06/13/2045 •		988	1,142

Grifonas Finance PLC
0.014% due 08/28/2039 •	EUR	4,459	4,620

HarborView Mortgage Loan Trust
4.051% due 08/19/2036 ^~		$401	323
4.378% due 08/19/2036 ^~		20	19

IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •	EUR	5,904	5,969

JPMorgan Alternative Loan Trust
3.783% due 03/25/2037 ^~		$5,622	5,390

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		$5,100	$3,060
5.623% due 05/12/2045		1,562	1,235

JPMorgan Mortgage Trust
3.617% due 07/27/2037 ~		4,520	2,532
4.110% due 01/25/2037 ^•(a)		18,156	3,957

LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		1,266	977
10.723% due 02/15/2040 ~		618	380

Lehman XS Trust
2.730% due 06/25/2047 •		2,967	2,641

Morgan Stanley Capital Trust
6.173% due 06/11/2049 ~		471	475

Motel 6 Trust
9.435% due 08/15/2019 •		11,164	11,351

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.405% due 04/25/2036 ^~		5,443	4,989

Nomura Resecuritization Trust
5.537% due 07/26/2035 ~		4,471	3,791

Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		488	486
6.250% due 09/25/2037 ^		5,016	3,327
6.500% due 08/25/2036 ^		818	433

Structured Adjustable Rate Mortgage Loan Trust
3.961% due 04/25/2047 ~		536	413
4.279% due 01/25/2036 ^~		174	130

Structured Asset Mortgage Investments Trust
2.700% due 07/25/2046 ^•		11,215	8,881

WaMu Mortgage Pass-Through Certificates Trust
3.368% due 05/25/2037 ^~		138	116

Washington Mutual Mortgage Pass-Through Certificates Trust
4.170% due 04/25/2037 •(a)		11,574	2,931
6.500% due 03/25/2036 ^		7,411	6,003

Total Non-Agency Mortgage-Backed Securities (Cost $141,207)			153,387

ASSET-BACKED SECURITIES 13.4%

ACE Securities Corp. Home Equity Loan Trust
2.650% due 07/25/2036 •		2,742	2,224

Airspeed Ltd.
2.779% due 06/15/2032 •		1,939	1,884

Apidos CLO
0.000% due 07/22/2026 «~		3,000	30

Argent Securities Trust
2.700% due 03/25/2036 •		5,785	3,401

Avoca CLO DAC
0.000% due 10/15/2030 ~	EUR	2,150	1,718

Belle Haven ABS CDO Ltd.
3.045% due 07/05/2046 •		$185,947	502

CARLYLE U.S. CLO Ltd.
0.000% due 10/15/2031 ~		4,200	3,636

CIFC Funding Ltd.
0.000% due 07/22/2026 ~		3,000	1,698
0.000% due 04/24/2030 ~		4,000	2,142

Citigroup Mortgage Loan Trust
2.670% due 12/25/2036 •		5,935	3,767

Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	3,102
3.600% due 11/27/2028		1,197	1,372
4.500% due 11/27/2028		1,047	1,200
6.200% due 11/27/2028		1,296	1,486

Countrywide Asset-Backed Certificates Trust
2.780% due 09/25/2046 •		$14,804	9,828

CVC Cordatus Loan Fund DAC
1.000% due 04/15/2032	EUR	2,500	1,846

Duke Funding Ltd.
3.229% due 08/07/2033 •		$16,695	6,268

Glacier Funding CDO Ltd.
2.852% due 08/04/2035 •		6,890	1,739

Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	1,000	764

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Halcyon Loan Advisors European Funding BV
0.000% due 04/15/2030 ~	EUR	1,100	$1,004

Long Beach Mortgage Loan Trust
2.700% due 02/25/2036 •		$1,346	1,094

Man GLG Euro CLO
0.000% due 10/15/2030 ~	EUR	4,150	4,110

Marlette Funding Trust
0.000% due 12/15/2028 «(h)		$23,092	10,622

Merrill Lynch Mortgage Investors Trust
2.670% due 04/25/2037 •		876	523
5.953% due 03/25/2037 Ø		3,801	1,095

Morgan Stanley Mortgage Loan Trust
4.123% due 11/25/2036 ^•		833	407
5.965% due 09/25/2046 ^Ø		7,410	4,055

People’s Financial Realty Mortgage Securities Trust
2.670% due 09/25/2036 •		21,710	6,242

Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 ^Ø		7,705	4,522
7.238% due 09/25/2037 ^Ø		6,666	3,911

Sherwood Funding CDO Ltd.
2.760% due 11/06/2039 •		35,125	10,545

SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		5	5,171

South Coast Funding Ltd.
3.218% due 08/10/2038 •		26,311	4,875

Specialty Underwriting & Residential Finance Trust
3.485% due 06/25/2036 •		409	94

Washington Mutual Asset-Backed Certificates Trust
2.660% due 05/25/2036 •		241	207

Total Asset-Backed Securities (Cost $121,836)			107,084

SOVEREIGN ISSUES 5.7%

Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	4,410	3,025
3.375% due 01/15/2023		200	195
5.250% due 01/15/2028		200	181
6.250% due 11/09/2047		100	88
7.820% due 12/31/2033		14,733	15,379
47.686% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	89,562	2,442
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		1,600	44
49.137% (BADLARPP + 2.500%) due 03/11/2019 ~		4,637	125
49.153% (BADLARPP) due 10/04/2022 ~		84	4
56.472% (ARLLMONP) due 06/21/2020 ~(a)		285,567	8,489

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	2,350	2,908

Export-Credit Bank of Turkey
8.250% due 01/24/2024		$200	207

Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	300	348

Peru Government International Bond
6.350% due 08/12/2028	PEN	4,000	1,280

Republic of Greece Government International Bond
3.000% due 02/24/2023 Ø	EUR	25	29
3.000% due 02/24/2024 Ø		25	29
3.000% due 02/24/2025 Ø		25	29
3.000% due 02/24/2026 Ø		25	28
3.000% due 02/24/2027 Ø		25	29
3.000% due 02/24/2028 Ø		25	28
3.000% due 02/24/2029 Ø		25	28
3.000% due 02/24/2030 Ø		25	28
3.000% due 02/24/2031 Ø		25	27
3.000% due 02/24/2032 Ø		25	27
3.000% due 02/24/2033 Ø		25	27
3.000% due 02/24/2034 Ø		25	26
3.000% due 02/24/2035 Ø		25	26
3.000% due 02/24/2036 Ø		25	26
3.000% due 02/24/2037 Ø		25	26
3.000% due 02/24/2038 Ø		25	25
3.000% due 02/24/2039 Ø		25	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/24/2040 Ø	EUR	25	$25
3.000% due 02/24/2041 Ø		25	25
3.000% due 02/24/2042 Ø		25	25
4.750% due 04/17/2019		3,000	3,462

Turkey Government International Bond
3.250% due 06/14/2025		100	107
4.625% due 03/31/2025		2,300	2,648
5.200% due 02/16/2026		800	942
7.625% due 04/26/2029 (m)		$2,600	2,736

Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		365	115
8.250% due 10/13/2024 ^(e)		34	11
9.250% due 09/15/2027 ^(e)		452	151

Total Sovereign Issues (Cost $54,485)			45,425

		SHARES
COMMON STOCKS 1.2%

CONSUMER DISCRETIONARY 0.7%

Caesars Entertainment Corp. (f)		584,952	5,346

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		66,131	215

FINANCIALS 0.5%

Ardonagh Group Ltd. «(k)		3,457,270	4,383

Total Common Stocks (Cost $12,846)			9,944

WARRANTS 0.1%

INDUSTRIALS 0.1%

Sequa Corp. - Exp. 04/28/2024 «		1,795,000	579

Total Warrants (Cost $0)			579

PREFERRED SECURITIES 7.0%

BANKING & FINANCE 3.1%

Nationwide Building Society
10.250% ~		94,345	17,726

OCP CLO Ltd.
0.000% due 04/26/2028 (h)		8,700	7,015

			24,741

INDUSTRIALS 3.9%

Sequa Corp.
9.000% «		38,630	30,862

Total Preferred Securities (Cost $64,587)			55,603

REAL ESTATE INVESTMENT TRUSTS 2.5%

REAL ESTATE 2.5%

VICI Properties, Inc.		934,782	20,126

Total Real Estate Investment Trusts (Cost $12,650)			20,126

SHORT-TERM INSTRUMENTS 2.8%

REPURCHASE AGREEMENTS (l) 2.0%
			16,101

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.2%
(10.953)% due 02/22/2019 - 04/30/2019 (g)(h)	ARS	64,421	1,935

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	51

Schedule of Investments PIMCO High Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.6%
2.400% due 02/05/2019 - 04/18/2019 (g)(h)(p)	$4,617	$4,598

Total Short-Term Instruments (Cost $22,591)		22,634

Total Investments in Securities (Cost $1,042,213)		1,030,355

Total Investments 129.1% (Cost $1,042,213)		$1,030,355

Financial Derivative Instruments (n)(o) (0.1)% (Cost or Premiums, net $140,728)		(1,409)

Auction Rate Preferred Shares (12.8)%		(101,975)

Other Assets and Liabilities, net (16.2)%		(129,052)

Net Assets Applicable to Common Shareholders 100.0%		$797,919

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$ 4,631	$4,383	0.55%
Forbes Energy Services Ltd.	10/09/2014 - 10/17/2016	2,028	215	0.03

		$ 6,659	$4,598	0.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	01/31/2019	02/01/2019	$7,601	U.S. Treasury Notes 2.625% due 02/28/2023	$(7,756)	$7,601	$7,601
NOM	2.650	01/31/2019	02/01/2019	8,500	U.S. Treasury Bonds 2.875% due 08/15/2045	(8,720)	8,500	8,501

Total Repurchase Agreements						$(16,476)	$16,101	$16,102

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	0.000%	10/04/2018	TBD	(3)	$	(1,494)	$(1,494)
	1.450	12/24/2018	TBD	(3)		(1,805)	(1,808)
BPS	3.290	11/29/2018	03/01/2019			(9,148)	(9,200)
BRC	2.200	12/24/2018	TBD	(3)		(3,663)	(3,672)
CIW	2.800	01/18/2019	02/15/2019			(409)	(409)
	2.830	01/17/2019	02/15/2019			(19,552)	(19,575)
FOB	2.800	01/07/2019	02/07/2019			(3,234)	(3,240)
JML	(0.320)	12/03/2018	03/04/2019		EUR	(2,445)	(2,797)
	(0.250)	12/28/2018	03/05/2019			(2,194)	(2,511)
	(0.150)	12/05/2018	03/05/2019			(2,720)	(3,113)
	0.250	04/03/2018	TBD	(3)	GBP	(1,041)	(1,369)
	0.950	12/03/2018	03/04/2019			(511)	(672)
MEI	2.800	01/18/2019	02/20/2019		$	(2,185)	(2,188)
NOM	3.230	11/19/2018	02/13/2019			(3,732)	(3,757)
	3.350	12/17/2018	03/18/2019			(1,825)	(1,833)
RTA	3.058	09/12/2018	03/12/2019			(4,048)	(4,097)
	3.145	12/06/2018	02/20/2019			(2,833)	(2,847)
	3.229	10/23/2018	04/23/2019			(2,789)	(2,814)
SOG	3.330	02/01/2019	05/01/2019			(7,442)	(7,442)
	3.040	11/01/2018	02/01/2019			(7,396)	(7,453)
	3.270	12/12/2018	03/12/2019			(1,459)	(1,466)
	3.310	01/10/2019	04/10/2019			(2,128)	(2,132)
	3.310	01/11/2019	04/11/2019			(5,410)	(5,420)
UBS	(0.250)	01/08/2019	02/08/2019		EUR	(2,566)	(2,936)
	2.860	11/02/2018	02/04/2019		$	(6,009)	(6,052)
	2.990	12/06/2018	03/05/2019			(6,393)	(6,423)
	3.030	12/13/2018	03/13/2019			(478)	(480)
	3.190	12/06/2018	03/05/2019			(9,754)	(9,803)
	3.240	01/14/2019	04/15/2019			(7,191)	(7,203)
	3.240	01/18/2019	03/04/2019			(2,326)	(2,329)
	3.240	02/01/2019	03/04/2019			(2,008)	(2,008)
	3.270	12/07/2018	03/07/2019			(3,960)	(3,980)
	3.280	12/12/2018	03/12/2019			(17,174)	(17,254)
	3.280	12/13/2018	03/13/2019			(279)	(280)
	3.290	12/03/2018	03/04/2019			(5,001)	(5,028)
	3.290	12/06/2018	03/05/2019			(218)	(219)

Total Reverse Repurchase Agreements							$(155,304)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(3,302)	$0	$(3,302)	$3,624	$322
BPS	0	(9,200)	0	(9,200)	10,558	1,358
BRC	0	(3,672)	0	(3,672)	4,010	338
CIW	0	(19,984)	0	(19,984)	21,201	1,217
FICC	7,601	0	0	7,601	(7,756)	(155)
FOB	0	(3,240)	0	(3,240)	3,516	276
JML	0	(10,462)	0	(10,462)	11,422	960
MEI	0	(2,188)	0	(2,188)	2,736	548
NOM	8,501	(5,590)	0	2,911	(2,400)	511
RTA	0	(9,758)	0	(9,758)	10,888	1,130
SOG	0	(23,913)	0	(23,913)	18,572	(5,341)
UBS	0	(63,995)	0	(63,995)	68,742	4,747

Total Borrowings and Other Financing Transactions	$16,102	$(155,304)	$0

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	53

Schedule of Investments PIMCO High Income Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(7,453)	$(48,016)	$(79,854)	$(8,343)	$(143,666)
Sovereign Issues	0	(2,188)	0	0	(2,188)

Total Borrowings	$(7,453)	$(50,204)	$(79,854)	$(8,343)	$(145,854)

Payable for reverse repurchase agreements(5)					$(145,854)

(m)	Securities with an aggregate market value of $161,937 have been pledged as collateral under the terms of the above master agreements as of January 31, 2019.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2019 was $(141,934) at a weighted average interest rate of 2.595%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(9,450) is outstanding at period end.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	17.928%	$9,600	$(317)	$(1,041)	$(1,358)	$48	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.614	200	(5)	7	2	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.250	900	(49)	40	(9)	10	0

						$(371)	$(994)	$(1,365)	$59	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023		$500,000	$(1,369)	$11,615	$10,246	$1,267	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		155,000	5,684	(2,113)	3,571	0	(420)
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		234,400	(3,983)	(1,208)	(5,191)	0	(820)
Pay (5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		2,700	59	21	80	17	0
Pay(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		76,500	1,627	485	2,112	484	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		618,000	110,477	(32,529)	77,948	7,254	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		754,000	28,854	23,357	52,211	0	(8,801)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	21,400	88	(828)	(740)	0	(136)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		2,200	(5)	(59)	(64)	0	(14)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	55,200	950	(1,506)	(556)	0	(291)

							$142,382	$(2,765)	$139,617	$9,022	$(10,482)

Total Swap Agreements							$142,011	$(3,759)	$138,252	$9,081	$(10,482)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$9,081	$9,081	$0	$0	$(10,482)	$(10,482)

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

Cash of $20,809 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2019. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2019	EUR	306		$350	$0	$0
	02/2019		$1,329	GBP	1,032	25	0
	03/2019	EUR	63,035		$72,629	310	0

BPS	02/2019	ARS	119,897		3,139	0	(25)
	02/2019	PEN	4,622		1,363	0	(25)
	03/2019		$236	ARS	9,992	21	0

CBK	02/2019	ARS	13,457		$347	0	(11)
	02/2019	EUR	950		1,083	0	(5)
	02/2019	GBP	648		845	0	(5)
	03/2019		$568	ARS	22,562	17	0
	03/2019		1,083	RUB	73,236	31	0
	04/2019		8,237	MXN	158,995	0	(10)

GLM	02/2019	EUR	270		$310	0	0
	02/2019		$128,847	GBP	98,212	0	(31)
	03/2019	GBP	98,212		$129,030	30	0

HUS	02/2019	ARS	36,105		941	0	(8)
	02/2019		$536	ARS	21,143	21	0

JPM	02/2019	EUR	61,509		$70,636	237	(3)

SCX	02/2019	GBP	98,596		125,726	0	(3,594)

SOG	02/2019		$7,438	RUB	495,889	136	0

Total Forward Foreign Currency Contracts						$828	$(3,717)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.491%	$1,700	$(332)	$203	$0	$(129)

GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491	2,200	(437)	271	0	(166)

HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491	2,800	(581)	369	0	(212)

							$(1,350)	$843	$0	$(507)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$	600,000	$67	$3,321	$3,388	$0

Total Swap Agreements								$(1,283)	$4,164	$3,388	$(507)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	55

Schedule of Investments PIMCO High Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities				Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter
BOA	$335	$0	$0	$335	$0	$0	$0	$0	$335	$0	$335
BPS	21	0	0	21	(50)	0	(129)	(179)	(158)	133	(25)
CBK	48	0	0	48	(31)	0	0	(31)	17	0	17
DUB	0	0	3,388	3,388	0	0	0	0	3,388	(4,970)	(1,582)
GLM	30	0	0	30	(31)	0	0	(31)	(1)	0	(1)
GST	0	0	0	0	0	0	(166)	(166)	(166)	240	74
HUS	21	0	0	21	(8)	0	(212)	(220)	(199)	0	(199)
JPM	237	0	0	237	(3)	0	0	(3)	234	0	234
SCX	0	0	0	0	(3,594)	0	0	(3,594)	(3,594)	3,162	(432)
SOG	136	0	0	136	0	0	0	0	136	0	136

Total Over the Counter	$828	$0	$3,388	$4,216	$(3,717)	$0	$(507)	$(4,224)

(p)

Securities with an aggregate market value of $3,535 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2019.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$59	$0	$0	$9,022	$9,081

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$828	$0	$828
Swap Agreements	0	0	0	0	3,388	3,388

	$0	$0	$0	$828	$3,388	$4,216

	$0	$59	$0	$828	$12,410	$13,297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$10,482	$10,482

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,717	$0	$3,717
Swap Agreements	0	507	0	0	0	507

	$0	$507	$0	$3,717	$0	$4,224

	$0	$507	$0	$3,717	$10,482	$14,706

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$477	$0	$0	$(12,918)	$(12,441)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,950	$0	$8,950
Swap Agreements	0	34	0	0	6,870	6,904

	$0	$34	$0	$8,950	$6,870	$15,854

	$0	$511	$0	$8,950	$(6,048)	$3,413

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(1,424)	$0	$0	$9,811	$8,387

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,613)	$0	$(3,613)
Swap Agreements	0	295	0	0	4,365	4,660

	$0	$295	$0	$(3,613)	$4,365	$1,047

	$0	$(1,129)	$0	$(3,613)	$14,176	$9,434

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$37,461	$4,214	$41,675
Corporate Bonds & Notes
Banking & Finance	0	214,717	0	214,717
Industrials	0	194,766	481	195,247
Utilities	0	71,612	0	71,612
Convertible Bonds & Notes
Industrials	0	4,345	0	4,345
Municipal Bonds & Notes
California	0	4,112	0	4,112
District of Columbia	0	10,792	0	10,792
Illinois	0	21,697	0	21,697
New York	0	1,485	0	1,485
Texas	0	10,262	0	10,262
Virginia	0	1,273	0	1,273
West Virginia	0	13,139	0	13,139
U.S. Government Agencies	0	16,799	8,418	25,217
Non-Agency Mortgage-Backed Securities	0	153,387	0	153,387
Asset-Backed Securities	0	91,261	15,823	107,084
Sovereign Issues	0	45,425	0	45,425
Common Stocks
Consumer Discretionary	5,346	0	0	5,346
Energy	0	215	0	215
Financials	0	0	4,383	4,383
Warrants
Industrials	0	0	579	579
Preferred Securities
Banking & Finance	0	24,741	0	24,741
Industrials	0	0	30,862	30,862

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Real Estate Investment Trusts
Real Estate	$20,126	$0	$0	$20,126
Short-Term Instruments
Repurchase Agreements	0	16,101	0	16,101
Argentina Treasury Bills	0	1,935	0	1,935
U.S. Treasury Bills	0	4,598	0	4,598

Total Investments	$25,472	$940,123	$64,760	$1,030,355

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	9,081	0	9,081
Over the counter	0	4,216	0	4,216

	$0	$13,297	$0	$13,297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(10,482)	0	(10,482)
Over the counter	0	(4,224)	0	(4,224)

	$0	$(14,706)	$0	$(14,706)

Total Financial Derivative Instruments	$0	$(1,409)	$0	$(1,409)

Totals	$25,472	$938,714	$64,760	$1,028,946

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	57

Schedule of Investments PIMCO High Income Fund (Cont.)

January 31, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2019:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$719	$0	$(153)	$0	$2	$(16)	$3,982	$(320)	$4,214	$(2)
Corporate Bonds & Notes
Industrials	1,167	0	(2)	2	0	(20)	0	(666)	481	(5)
U.S. Government Agencies	8,473	0	(79)	80	30	(86)	0	0	8,418	(87)
Asset-Backed Securities	0	17,108	0	179	(601)	(893)	30	0	15,823	(893)
Common Stocks
Financials	5,445	0	0	0	0	(1,062)	0	0	4,383	(1,062)
Warrants
Industrials	450	0	0	0	0	129	0	0	579	129
Preferred Securities
Industrials	33,520	1,049	0	0	0	(3,707)	0	0	30,862	(3,707)

Totals	$49,774	$18,157	$(234)	$261	$(569)	$(5,655)	$4,012	$(986)	$64,760	$(5,627)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,227	Proxy Pricing	Base Price	98.330-99.920
	2,987	Third Party Vendor	Broker Quote	95.500-100.130
Corporate Bonds & Notes
Industrials	481	Reference Instrument	Yield	10.508
U.S. Government Agencies	8,418	Proxy Pricing	Base Price	60.080
Asset-Backed Securities	5,201	Proxy Pricing	Base Price	1.000-115,587.640
	10,622
Common Stocks
Financials	4,383	Fundamental Valuation	Company Equity Value	$659,300,000.000
Warrants
Industrials	579	Other Valuation Techniques(2)
Preferred Securities
Industrials	30,862	Fundamental Valuation	Company Equity Value	$503,100,000.000

Total	$64,760

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Income Strategy Fund

January 31, 2019 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.4%

Altice France S.A.
6.509% (LIBOR03M + 4.000%) due 08/14/2026 ~	$100	$94

Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~	47	47

Bausch Health Cos., Inc.
5.263% (LIBOR03M + 2.750%) due 11/27/2025 ~	58	57

Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~	891	878

Concordia International Corp.
8.016% (LIBOR03M + 5.500%) due 09/06/2024 ~	1,753	1,679

Dubai World
1.750% - 4.883% (LIBOR03M + 2.000%) due 09/30/2022 ~	200	186

Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~	250	236

Financial & Risk U.S. Holdings, Inc.
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~	331	319

Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021 «	228	228

Forest City Enterprises, L.P.
6.513% (LIBOR03M + 4.000%) due 12/07/2025 «~	100	100

FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~	10	10

Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~	296	284

iHeartCommunications, Inc.
TBD% due 05/01/2019	8,800	5,925

IRB Holding Corp.
5.764% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~	409	400

McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/10/2025 ~	500	481

Messer Industrie GmbH
TBD% due 10/01/2025	50	49

MH Sub LLC
6.269% (LIBOR03M + 3.750%) due 09/13/2024 ~	59	58

Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~	8	8

NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 ~	20	19

Neiman Marcus Group Ltd. LLC
5.763% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~	2,998	2,667

Pacific Gas & Electric Co.
TBD% due 02/22/2019	100	83

PetSmart, Inc.
5.520% (LIBOR03M + 3.000%) due 03/11/2022 ~	40	33

Sequa Mezzanine Holdings LLC
7.516% - 7.728% (LIBOR03M + 5.000%) due 11/28/2021 ~	108	107
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~	40	38

Sprint Communications, Inc.
5.000% (LIBOR03M + 2.500%) due 02/02/2024 «~	786	769

Starfruit Finco B.V
5.753% (LIBOR03M + 3.250%) due 10/01/2025 ~	100	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Syniverse Holdings, Inc.
7.509% (LIBOR03M + 5.000%) due 03/09/2023 ~		$508	$463

Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024		1,400	1,310

Verscend Holding Corp.
6.999% (LIBOR03M + 4.500%) due 08/27/2025 ~		50	50

West Corp.
6.499% (LIBOR03M + 4.000%) due 10/10/2024 ~		26	24

Westmoreland Coal Co.
TBD% due 12/16/2020 ^(e)		455	179
4.345% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 «~µ		755	749

Total Loan Participations and Assignments (Cost $20,206)			17,628

CORPORATE BONDS & NOTES 56.8%

BANKING & FINANCE 27.8%

Ally Financial, Inc.
8.000% due 11/01/2031		1,178	1,419

Ambac LSNI LLC
7.803% due 02/12/2023		259	262

Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	5,515	6,185

Athene Holding Ltd.
4.125% due 01/12/2028		$24	22

Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		73	75

AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		60	59
5.000% due 04/20/2048		36	34

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	1,000	1,177

Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)		200	232

Barclays Bank PLC
14.000% due 06/15/2019 •(i)	GBP	3,700	5,065

Barclays PLC
3.250% due 01/17/2033		100	121
6.500% due 09/15/2019 •(i)(j)	EUR	800	927
7.750% due 09/15/2023 •(i)(j)		$400	399

Blackstone CQP Holdco LP
6.000% due 08/18/2021		400	400
6.500% due 03/20/2021		2,400	2,404

Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(i)		35	31

Brookfield Finance, Inc.
3.900% due 01/25/2028		42	40
4.700% due 09/20/2047 (m)		96	89

Cantor Fitzgerald LP
6.500% due 06/17/2022 (m)		3,000	3,179

CBL & Associates LP
5.950% due 12/15/2026		1,050	837

Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 Ø	GBP	2,400	3,466

Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(i)(j)(m)	EUR	400	507

Credit Suisse Group AG
7.500% due 07/17/2023 •(i)(j)		$200	204
7.500% due 12/11/2023 •(i)(j)		3,540	3,765

Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	846	913

EPR Properties
4.750% due 12/15/2026		$1,500	1,501

Equinix, Inc.
2.875% due 03/15/2024	EUR	100	116
2.875% due 02/01/2026		100	113

Flagstar Bancorp, Inc.
6.125% due 07/15/2021		$1,700	1,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$127	$122
6.750% due 03/15/2022		160	161

Freedom Mortgage Corp.
8.250% due 04/15/2025		5	5

GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	2	3
5.875% due 11/04/2020		2	3

GLP Capital LP
5.250% due 06/01/2025		$10	10

GSPA Monetization Trust
6.422% due 10/09/2029		1,624	1,855

HSBC Bank PLC
6.330% due 05/23/2023		2,800	2,791

HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	200	261
6.000% due 09/29/2023 •(i)(j)(m)	EUR	1,800	2,281
6.500% due 03/23/2028 •(i)(j)		$200	195

Hunt Cos., Inc.
6.250% due 02/15/2026		12	11

Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		3,470	3,509

iStar, Inc.
4.625% due 09/15/2020		7	7
5.250% due 09/15/2022		23	23

Jefferies Finance LLC
6.875% due 04/15/2022		3,800	3,771
7.375% due 04/01/2020		915	921
7.500% due 04/15/2021		200	203

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		32	31

Lloyds Bank PLC
12.000% due 12/16/2024 •(i)		300	362

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)		200	203
7.875% due 06/27/2029 •(i)(j)	GBP	2,200	3,173

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		$200	204

MetLife, Inc.
5.875% due 03/15/2028 •(i)		4	4

Nationstar Mortgage LLC
6.500% due 07/01/2021		346	346

Navient Corp.
5.625% due 08/01/2033		31	24
6.500% due 06/15/2022		38	39

Newmark Group, Inc.
6.125% due 11/15/2023		10	10

Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		792	796

Provident Funding Associates LP
6.375% due 06/15/2025		13	11

Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		1,400	1,435
8.000% due 08/10/2025 •(i)(j)(m)		3,000	3,145
8.625% due 08/15/2021 •(i)(j)		1,000	1,067

Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)	GBP	1,950	2,592
7.375% due 06/24/2022 •(i)(j)		1,800	2,438

Societe Generale S.A.
7.375% due 10/04/2023 •(i)(j)		$300	295

Spirit Realty LP
4.450% due 09/15/2026 (m)		700	674

Springleaf Finance Corp.
5.625% due 03/15/2023		600	592
6.125% due 05/15/2022		323	334
6.875% due 03/15/2025		54	52

TP ICAP PLC
5.250% due 01/26/2024	GBP	2,023	2,526

UniCredit SpA
7.830% due 12/04/2023 (m)		$1,960	2,089

Unigel Luxembourg S.A.
10.500% due 01/22/2024		270	290

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	59

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,697	$2,418
6.542% due 03/30/2021		316	434

WeWork Cos., Inc.
7.875% due 05/01/2025		$36	33

			77,065

INDUSTRIALS 21.6%

Air Canada Pass-Through Trust
3.700% due 07/15/2027		11	11

Altice Financing S.A.
6.625% due 02/15/2023		300	302
7.500% due 05/15/2026		1,500	1,425

Altice France S.A.
8.125% due 02/01/2027		500	494

Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	240	271

Associated Materials LLC
9.000% due 01/01/2024		$380	378

Baffinland Iron Mines Corp.
8.750% due 07/15/2026		600	598

Charter Communications Operating LLC
4.200% due 03/15/2028		50	48

Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		100	105

Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		62	62

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		310	319
7.625% due 03/15/2020		1,680	1,684

Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		16	15

Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		1,725	1,667
6.250% due 03/31/2023 (m)		3,625	3,475
8.625% due 01/15/2024		368	381

Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		357	375

DAE Funding LLC
5.250% due 11/15/2021		130	131
5.750% due 11/15/2023		130	132

Dell International LLC
6.020% due 06/15/2026 (m)		1,200	1,256

Diamond Resorts International, Inc.
7.750% due 09/01/2023		80	79
10.750% due 09/01/2024		1,200	1,095

EI Group PLC
6.875% due 02/15/2021	GBP	2,360	3,308

Envision Healthcare Corp.
8.750% due 10/15/2026		$1,105	1,010

Exela Intermediate LLC
10.000% due 07/15/2023		57	57

Ferroglobe PLC
9.375% due 03/01/2022		700	602

First Quantum Minerals Ltd.
6.500% due 03/01/2024		688	634
6.875% due 03/01/2026		758	690
7.000% due 02/15/2021		284	284

Ford Motor Co.
7.700% due 05/15/2097 (m)		7,435	7,804

Fresh Market, Inc.
9.750% due 05/01/2023		3,313	2,501

Full House Resorts, Inc.
8.575% due 01/31/2024 «		197	191

General Electric Co.
2.200% due 01/09/2020		5	5
3.100% due 01/09/2023		47	46
3.450% due 05/15/2024		5	5
5.000% due 01/21/2021 •(i)		135	119
5.550% due 05/04/2020		47	48
5.550% due 01/05/2026 (m)		145	146
6.150% due 08/07/2037		19	20
6.875% due 01/10/2039		15	17

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
4.500% due 02/15/2027		$400	$404
7.500% due 11/15/2095		1,050	1,053

Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		60	61

iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		109	74
9.000% due 03/01/2021 ^(e)		2	1
9.000% due 09/15/2022 ^(e)		1,077	727

Intelsat Connect Finance S.A.
9.500% due 02/15/2023		39	37

Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		18	19
8.500% due 10/15/2024		242	246
9.750% due 07/15/2025		56	59

Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,282	5,097
8.125% due 06/01/2023		524	438

Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		800	1,002
7.800% due 08/01/2031 (m)		1,600	2,000

Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		302	236

Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		22	22

Metinvest BV
8.500% due 04/23/2026		400	380

Netflix, Inc.
4.625% due 05/15/2029	EUR	100	116

New Albertson’s LP
6.570% due 02/23/2028		$2,800	2,002

Odebrecht Oil & Gas Finance Ltd.
0.000% due 03/01/2019 (h)(i)		191	3
0.000% due 03/04/2019 (h)(i)		259	4

Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		165	160

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		39	39
4.500% due 03/15/2023		70	69
5.250% due 08/15/2022		6	6
5.500% due 02/15/2024		18	18

Petroleos Mexicanos
6.500% due 03/13/2027		70	67
6.750% due 09/21/2047		20	17

PetSmart, Inc.
5.875% due 06/01/2025		53	42

Platin GmbH
6.875% due 06/15/2023	EUR	200	222

Prime Security Services Borrower LLC
9.250% due 05/15/2023		$620	657

QVC, Inc.
5.950% due 03/15/2043		2,305	2,057

Radiate Holdco LLC
6.875% due 02/15/2023		30	29

Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	100	112
6.250% due 05/15/2026		$20	20

Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		4	4

Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	700	1,116

Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (m)		$1,200	1,306

Sands China Ltd.
5.125% due 08/08/2025		200	201
5.400% due 08/08/2028		952	943

Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		8	7

SoftBank Group Corp.
4.000% due 04/20/2023	EUR	2,200	2,657

Spanish Broadcasting System, Inc.
12.500% due 04/15/2049 ^		$908	925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spirit Issuer PLC
3.605% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	500	644

Sunoco LP
4.875% due 01/15/2023		$26	$26

T-Mobile USA, Inc.
4.750% due 02/01/2028		9	9

Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	200	237

Transocean Pontus Ltd.
6.125% due 08/01/2025		$70	71

Triumph Group, Inc.
4.875% due 04/01/2021		50	46
5.250% due 06/01/2022		10	9

Univision Communications, Inc.
5.125% due 05/15/2023		36	34
5.125% due 02/15/2025		250	228

UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	100	111

ViaSat, Inc.
5.625% due 09/15/2025		$44	42

Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	200	255

VOC Escrow Ltd.
5.000% due 02/15/2028		$27	26

Westmoreland Coal Co.
8.750% due 01/01/2022 ^(e)		2,930	1,209

Wyndham Destinations, Inc.
3.900% due 03/01/2023		34	32
4.250% due 03/01/2022		2	2
5.400% due 04/01/2024		4	4
5.750% due 04/01/2027		405	388

			59,818

UTILITIES 7.4%

AT&T, Inc.
4.900% due 08/15/2037		176	172

DTEK Finance PLC (10.750% Cash or 0.000% PIK)
10.750% due 12/31/2024 (d)		1,347	1,305

Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (m)		4,600	4,816

Northwestern Bell Telephone
7.750% due 05/01/2030		7,000	7,382

Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		62	60

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (d)		132	78

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		681	645

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (d)		2,533	690

Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		231	190
2.950% due 03/01/2026 ^(e)		361	290
3.250% due 09/15/2021 ^(e)		117	98
3.250% due 06/15/2023 ^(e)		170	141
3.300% due 03/15/2027 ^(e)		92	74
3.400% due 08/15/2024 ^(e)		161	134
3.500% due 10/01/2020 ^(e)		120	101
3.500% due 06/15/2025 ^(e)		129	106
3.750% due 02/15/2024 ^(e)		24	20
3.750% due 08/15/2042 ^(e)		10	7
3.850% due 11/15/2023 ^(e)		6	5
4.000% due 12/01/2046 ^(e)		4	3
4.250% due 05/15/2021 ^(e)		50	42
4.300% due 03/15/2045 ^(e)		2	2
4.500% due 12/15/2041 ^(e)		10	8
4.650% due 08/01/2028 ^(e)		100	84
5.125% due 11/15/2043 ^(e)		18	15
5.400% due 01/15/2040 ^(e)		8	7
5.800% due 03/01/2037 ^(e)		10	9
6.050% due 03/01/2034 ^(e)		27	24
6.250% due 03/01/2039 ^(e)		36	32
6.350% due 02/15/2038 ^(e)		6	5

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petrobras Global Finance BV
5.999% due 01/27/2028		$45	$45
6.125% due 01/17/2022		66	70
6.625% due 01/16/2034	GBP	100	137
7.375% due 01/17/2027		$367	400

Rio Oil Finance Trust
9.250% due 07/06/2024		2,920	3,161

Southern California Edison Co.
3.650% due 03/01/2028		3	3
5.750% due 04/01/2035		4	4
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		10	11

Transocean Poseidon Ltd.
6.875% due 02/01/2027 (c)		54	55

			20,433

Total Corporate Bonds & Notes (Cost $159,113)			157,316

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%

Caesars Entertainment Corp.
5.000% due 10/01/2024		486	718

DISH Network Corp.
3.375% due 08/15/2026		1,600	1,363

Total Convertible Bonds & Notes (Cost $2,506)			2,081

MUNICIPAL BONDS & NOTES 5.9%

CALIFORNIA 0.8%

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		600	646

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		1,600	1,654

			2,300

ILLINOIS 2.5%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040		6,000	6,559

Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		30	30

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		60	64

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		10	11
7.350% due 07/01/2035		10	11

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		120	115

			6,790

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		390	366

WEST VIRGINIA 2.5%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		21,900	1,250
7.467% due 06/01/2047		5,790	5,602

			6,852

Total Municipal Bonds & Notes (Cost $15,139)			16,308

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.8%

Fannie Mae
3.500% due 12/25/2032 (a)		$548	$68
4.000% due 11/25/2042 (a)		1,986	319
6.060% due 07/25/2029 •		420	453
7.440% due 12/25/2040 •		132	158
8.260% due 07/25/2029 •		570	668

Freddie Mac
0.000% due 04/25/2045 - 02/25/2046 (b)(h)		4,413	3,991
0.100% due 02/25/2046 (a)		38,321	58
0.200% due 04/25/2045 (a)		2,802	0
4.960% due 11/15/2040 •		224	244
6.158% due 11/25/2055 «~		4,058	2,438
10.060% due 12/25/2027 •		1,493	1,732
13.260% due 03/25/2025 •		291	382

Total U.S. Government Agencies (Cost $9,976)			10,511

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.9%

Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		42	41

Banc of America Funding Trust
6.000% due 08/25/2036 ^		952	916

BCAP LLC Trust
3.774% due 03/27/2036 ~		1,062	914
4.917% due 03/26/2037 Ø		390	409
25.707% due 06/26/2036 ~		182	92

Bear Stearns ALT-A Trust
2.830% due 06/25/2046 ^•		1,737	1,866
3.969% due 11/25/2036 ^~		205	170
3.989% due 09/25/2047 ^~		2,876	2,323
4.217% due 09/25/2035 ^~		269	216

Bear Stearns Commercial Mortgage Securities Trust
5.706% due 04/12/2038 ~		100	101

Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø		415	371

CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		3	2

CD Mortgage Trust
5.688% due 10/15/2048		3,584	1,826

Chase Mortgage Finance Trust
4.296% due 12/25/2035 ^~		4	4
6.000% due 02/25/2037 ^		447	335
6.000% due 07/25/2037 ^		319	256
6.250% due 10/25/2036 ^		899	687

Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		57	57

Commercial Mortgage Loan Trust
6.082% due 12/10/2049 ~		893	540

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,197	965
6.000% due 08/25/2037 ^~		527	401

Countrywide Alternative Loan Trust
2.860% due 05/25/2037 ^•		180	103
3.809% due 04/25/2036 ^~		591	540
5.500% due 03/25/2035		143	105
5.500% due 12/25/2035 ^		1,649	1,363
5.750% due 01/25/2035		162	162
6.000% due 02/25/2035		194	186
6.000% due 08/25/2036 ^•		215	186
6.000% due 04/25/2037 ^		585	420
6.250% due 11/25/2036 ^		375	325
6.250% due 12/25/2036 ^•		900	658
6.500% due 08/25/2036 ^		246	153

Countrywide Home Loan Mortgage Pass-Through Trust
4.315% due 02/20/2035 ~		14	14
5.500% due 10/25/2035 ^		323	283
6.250% due 09/25/2036 ^		277	213

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
4.456% due 06/25/2034 •		2,030	1,950

Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	66	74

Eurosail PLC
4.900% due 06/13/2045 •	GBP	239	276

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Trust
5.622% due 11/10/2039		$425	$367

GSR Mortgage Loan Trust
5.500% due 05/25/2036 ^		40	58
6.000% due 02/25/2036 ^		1,987	1,510

HarborView Mortgage Loan Trust
3.223% due 01/19/2035 •		78	75
4.096% due 07/19/2035 ~		26	24

IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		1,660	980

JPMorgan Alternative Loan Trust
3.783% due 03/25/2037 ^~		716	686
4.135% due 03/25/2036 ^~		922	833

JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		502	397

JPMorgan Mortgage Trust
4.283% due 02/25/2036 ^~		190	159
4.319% due 01/25/2037 ^~		223	212

LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		394	304
10.723% due 02/15/2040 ~		179	110

Lehman XS Trust
2.730% due 06/25/2047 •		919	818

Merrill Lynch Mortgage Investors Trust
3.868% due 03/25/2036 ^~		961	718

Morgan Stanley Capital Trust
6.173% due 06/11/2049 ~		162	163

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~		2,585	1,094

Motel 6 Trust
9.435% due 08/15/2019 •		469	477

Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		524	368
6.000% due 07/25/2037 ^		699	456
6.250% due 09/25/2037 ^		1,286	853

Residential Funding Mortgage Securities, Inc. Trust
4.959% due 08/25/2036 ^~		610	572
6.000% due 09/25/2036 ^		119	111
6.000% due 06/25/2037 ^		1,275	1,188

Structured Adjustable Rate Mortgage Loan Trust
4.279% due 01/25/2036 ^~		750	560
4.312% due 11/25/2036 ^~		838	795
4.389% due 03/25/2037 ^~		287	227
4.894% due 07/25/2036 ^~		208	160

Suntrust Adjustable Rate Mortgage Loan Trust
3.989% due 04/25/2037 ^~		688	578
4.605% due 02/25/2037 ^~		135	128

WaMu Mortgage Pass-Through Certificates Trust
2.579% due 12/25/2046 •		301	298
3.683% due 02/25/2037 ^~		278	258
3.833% due 10/25/2036 ^~		411	375

Wells Fargo Mortgage-Backed Securities Trust
4.353% due 07/25/2036 ^~		115	115
5.750% due 03/25/2037 ^		108	104
6.000% due 06/25/2037 ^		56	56

Total Non-Agency Mortgage-Backed Securities (Cost $33,068)			35,690

ASSET-BACKED SECURITIES 25.4%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,750	1,614

Airspeed Ltd.
2.779% due 06/15/2032 •		$641	623

Apidos CLO
0.000% due 01/20/2031 ~		2,200	1,851

Argent Securities Trust
2.700% due 03/25/2036 •		7,339	4,314

Asset-Backed Funding Certificates Trust
2.660% due 10/25/2036 •		5,079	4,858

Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036 ^		216	162

Belle Haven ABS CDO Ltd.
3.045% due 07/05/2046 •		85,896	232

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	61

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BlueMountain CLO Ltd.
8.247% due 04/13/2027 •		$1,000	$974

Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(h)		3	1,619

CIFC Funding Ltd.
0.000% due 07/22/2026 ~		1,000	566
0.000% due 04/24/2030 ~		1,200	643

Citigroup Mortgage Loan Trust
2.660% due 12/25/2036 •		3,636	1,812
2.670% due 12/25/2036 •		1,862	1,182

Countrywide Asset-Backed Certificates
2.650% due 06/25/2047 ^•		729	657
2.710% due 06/25/2047 •		4,701	4,150

Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		4	792

Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	250	191

GSAMP Trust
2.770% due 02/25/2046 •		$3,546	3,389
3.485% due 03/25/2035 ^•		6,128	5,327

JPMorgan Mortgage Acquisition Trust
2.830% due 04/25/2036 •		6,000	5,521

Lehman XS Trust
6.290% due 06/24/2046 Ø		1,659	1,639

Merrill Lynch Mortgage Investors Trust
2.670% due 04/25/2037 •		263	157

Morgan Stanley Mortgage Loan Trust
2.630% due 04/25/2037 •		3,428	1,614
6.250% due 02/25/2037 ^~		333	224

Residential Asset Mortgage Products Trust
2.790% due 09/25/2036 •		263	250

Residential Asset Securities Corp. Trust
3.215% due 09/25/2035 •		13,627	13,169

Securitized Asset-Backed Receivables LLC Trust
2.650% due 05/25/2036 •		5,420	3,383

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		1	1,193

SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		2	1,372

SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		2,100	1,051
0.000% due 09/25/2040 (h)		846	544

South Coast Funding Ltd.
3.218% due 08/10/2038 •		5,745	1,064

Symphony CLO Ltd.
7.397% due 07/14/2026 •		1,000	946

Taberna Preferred Funding Ltd.
2.962% due 08/05/2036 •		176	158
2.962% due 08/05/2036 ^•		3,294	2,965

Total Asset-Backed Securities (Cost $67,516)			70,206

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.3%

Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	1,734	$1,190
3.375% due 01/15/2023		100	97
5.250% due 01/15/2028		100	91
6.250% due 11/09/2047		100	88
7.820% due 12/31/2033		5,220	5,448
47.686% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	30,152	822
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		700	19
49.137% (BADLARPP + 2.500%) due 03/11/2019 ~		1,661	45
49.153% (BADLARPP) due 10/04/2022 ~		28	1
56.472% (ARLLMONP) due 06/21/2020 ~(a)		86,675	2,577

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	700	866

Kazakhstan Government International Bond
2.375% due 11/09/2028		100	116

Peru Government International Bond
5.940% due 02/12/2029	PEN	866	267
6.350% due 08/12/2028		1,300	416

Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	300	346

Turkey Government International Bond
4.625% due 03/31/2025		800	921
5.200% due 02/16/2026		300	353
7.625% due 04/26/2029 (m)		$900	947

Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		120	38
8.250% due 10/13/2024 ^(e)		12	4
9.250% due 09/15/2027 ^(e)		151	50

Total Sovereign Issues (Cost $17,583)			14,702

		SHARES
COMMON STOCKS 0.9%

CONSUMER DISCRETIONARY 0.7%

Caesars Entertainment Corp. (f)		227,344	2,078

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		13,350	43

FINANCIALS 0.2%

Ardonagh Group Ltd. «(k)		383,023	486

Total Common Stocks (Cost $3,634)			2,607

WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «		394,000	127

Total Warrants (Cost $0)			127

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 3.6%

BANKING & FINANCE 1.1%

Nationwide Building Society
10.250% ~		16,350	$3,072

INDUSTRIALS 2.5%

Sequa Corp.
9.000% «		8,472	6,768

Total Preferred Securities (Cost $11,546)			9,840

REAL ESTATE INVESTMENT TRUSTS 1.6%

REAL ESTATE 1.6%

VICI Properties, Inc.		202,347	4,357

Total Real Estate Investment Trusts (Cost $2,691)			4,357

SHORT-TERM INSTRUMENTS 5.7%

REPURCHASE AGREEMENTS (l) 4.9%
			13,657

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.2%
(28.606)% due 02/22/2019 - 06/28/2019 (g)(h)	ARS	19,572	594

U.S. TREASURY BILLS 0.6%
2.383% due 04/18/2019 (g)(h)(p)		$1,575	1,567

Total Short-Term Instruments (Cost $15,803)			15,818

Total Investments in Securities (Cost $358,781)			357,191

Total Investments 129.0% (Cost $358,781)			$357,191

Financial Derivative Instruments (n)(o) (0.3)% (Cost or Premiums, net $7,986)			(832)

Auction Rate Preferred Shares (18.5)%			(51,275)

Other Assets and Liabilities, net (10.2)%			(28,186)

Net Assets Applicable to Common Shareholders 100.0%			$276,898

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$513	$486	0.18%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	532	43	0.01

		$1,045	$529	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	01/31/2019	02/01/2019	$857	U.S. Treasury Notes 2.625% due 02/28/2023	$(879)	$857	$857
NOM	2.600	01/31/2019	02/01/2019	12,800	U.S. Treasury Bonds 3.000% due 11/15/2044	(13,125)	12,800	12,801

Total Repurchase Agreements						$(14,004)	$13,657	$13,658

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	1.450%	12/24/2018	TBD	(3)		$(602)	$(603)
BPS	(0.150)	12/03/2018	03/04/2019		EUR	(426)	(488)
CIW	2.800	01/18/2019	02/15/2019			$(222)	(222)
	2.830	01/17/2019	02/15/2019			(1,223)	(1,225)
	2.850	01/11/2019	02/08/2019			(2,590)	(2,594)
FOB	2.800	01/07/2019	02/07/2019			(1,921)	(1,925)
JML	(0.320)	12/03/2018	03/04/2019		EUR	(1,693)	(1,936)
	0.950	12/03/2018	03/04/2019		GBP	(170)	(224)
	3.050	12/21/2018	TBD	(3)		$(3,827)	(3,841)
MEI	2.800	01/18/2019	02/20/2019			(756)	(757)
NOM	3.250	11/19/2018	02/19/2019			(3,009)	(3,029)
RDR	2.840	11/19/2018	02/19/2019			(1,188)	(1,195)
	3.050	01/14/2019	04/15/2019			(3,032)	(3,036)
UBS	2.740	09/10/2018	03/11/2019			(4,296)	(4,343)
	2.990	12/06/2018	03/05/2019			(3,869)	(3,887)
	3.120	11/14/2018	02/14/2019			(2,687)	(2,705)
	3.290	12/03/2018	03/04/2019			(1,199)	(1,206)

Total Reverse Repurchase Agreements							$(33,216)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	63

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(603)	$0	$(603)	$676	$73
BPS	0	(488)	0	(488)	507	19
CIW	0	(4,041)	0	(4,041)	4,406	365
FICC	857	0	0	857	(879)	(22)
FOB	0	(1,925)	0	(1,925)	2,089	164
JML	0	(6,001)	0	(6,001)	7,357	1,356
MEI	0	(757)	0	(757)	947	190
NOM	12,801	(3,029)	0	9,772	(9,720)	52
RDR	0	(4,231)	0	(4,231)	4,435	204
UBS	0	(12,141)	0	(12,141)	13,195	1,054

Total Borrowings and Other Financing Transactions	$13,658	$(33,216)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(12,895)	$(15,120)	$(4,444)	$(32,459)
Sovereign Issues	0	(757)	0	0	(757)

Total Borrowings	$0	$(13,652)	$(15,120)	$(4,444)	$(33,216)

Payable for reverse repurchase agreements					$(33,216)

(m)	Securities with an aggregate market value of $37,019 have been pledged as collateral under the terms of the above master agreements as of January 31, 2019.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2019 was $(29,071) at a weighted average interest rate of 2.624%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	17.928%	$	2,900	$(95)	$(315)	$(410)	$15	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.614		100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.250		300	(16)	13	(3)	3	0

							$(114)	$(298)	$(412)	$18	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
Index/Tranches								Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$294	$16	$5	$21	$1	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	1,470	64	33	97	4	0

					$80	$38	$118	$5	$0

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$	30,700	$(260)	$557	$297	$96	$0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		70,420	4,237	(3,485)	752	288	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		15,300	723	(1,090)	(367)	70	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		28,100	200	(531)	(331)	151	0
Pay(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		31,200	664	197	861	197	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		83,100	(2,711)	13,195	10,484	976	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		130,100	5,516	3,499	9,015	0	(1,519)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		5,000	0	(176)	(176)	0	(63)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	6,200	89	(50)	39	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		3,900	97	122	219	0	(1)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	5,800	24	(225)	(201)	0	(37)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		1,200	(3)	(32)	(35)	0	(8)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	15,300	246	(400)	(154)	0	(81)

							$8,822	$11,581	$20,403	$1,778	$(1,709)

Total Swap Agreements							$8,788	$11,321	$20,109	$1,801	$(1,709)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,801	$1,801	$0	$0	$(1,709)	$(1,709)

Cash of $6,158 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2019. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2019	EUR	148		$169	$0	$0
	02/2019		$364	GBP	283	7	0
	03/2019	EUR	18,770		$21,627	92	0
	03/2019		$2,778	RUB	188,222	86	0

BPS	02/2019	ARS	41,630		$1,090	0	(9)
	02/2019	PEN	1,505		444	0	(8)
	02/2019		$383	ARS	14,592	2	0
	03/2019		88		3,704	8	0

CBK	02/2019	EUR	302		$345	0	(1)
	02/2019		$472	ARS	18,299	15	0
	03/2019	GBP	287		$377	0	0
	04/2019		$2,780	MXN	53,659	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	65

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	02/2019		$38,444	GBP	29,304	$0	$(9)
	03/2019	GBP	29,304		$38,499	9	0

HUS	02/2019	ARS	20,893		544	0	(5)
	02/2019		$156	ARS	6,134	6	0

JPM	02/2019	EUR	18,320		$21,037	69	(2)
	02/2019	GBP	343		451	1	0

MSB	02/2019		$333	ARS	13,031	11	0

SCX	02/2019	GBP	29,244		$37,291	0	(1,066)

Total Forward Foreign Currency Contracts						$306	$(1,103)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.491%	$500	$(98)	$60	$0	$(38)

GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491	700	(139)	86	0	(53)

HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.610	200	(16)	17	1	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.891	20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491	800	(166)	105	0	(61)

MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.610	4,100	(379)	398	19	0

							$(801)	$669	$20	$(152)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	$100	$0	$2	$2	$0

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	100	(1)	4	3	0

								$(1)	$6	$5	$0

Total Swap Agreements								$(802)	$675	$25	$(152)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$185	$0	$0	$185	$0	$0	$0	$0	$185	$0	$185
BPS	10	0	0	10	(17)	0	(38)	(55)	(45)	0	(45)
CBK	15	0	0	15	(4)	0	0	(4)	11	0	11
GLM	9	0	0	9	(9)	0	0	(9)	0	0	0
GST	0	0	2	2	0	0	(53)	(53)	(51)	63	12
HUS	6	0	1	7	(5)	0	(61)	(66)	(59)	0	(59)
JPM	70	0	3	73	(2)	0	0	(2)	71	(100)	(29)
MSB	11	0	0	11	0	0	0	0	11	0	11
MYC	0	0	19	19	0	0	0	0	19	(172)	(153)
SCX	0	0	0	0	(1,066)	0	0	(1,066)	(1,066)	941	(125)

Total Over the Counter	$306	$0	$25	$331	$(1,103)	$0	$(152)	$(1,255)

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

(p)

Securities with an aggregate market value of $1,004 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2019.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$23	$0	$0	$1,778	$1,801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$306	$0	$306
Swap Agreements	0	20	0	0	5	25

	$0	$20	$0	$306	$5	$331

	$0	$43	$0	$306	$1,783	$2,132

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,709	$1,709

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,103	$0	$1,103
Swap Agreements	0	152	0	0	0	152

	$0	$152	$0	$1,103	$0	$1,255

	$0	$152	$0	$1,103	$1,709	$2,964

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$119	$0	$0	$347	$466

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,440	$0	$2,440
Swap Agreements	0	32	0	0	505	537

	$0	$32	$0	$2,440	$505	$2,977

	$0	$151	$0	$2,440	$852	$3,443

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	67

Schedule of Investments PIMCO Income Strategy Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(209)	$0	$0	$1,011	$802

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,039)	$0	$(1,039)
Swap Agreements	0	122	0	0	(21)	101

	$0	$122	$0	$(1,039)	$(21)	$(938)

	$0	$(87)	$0	$(1,039)	$990	$(136)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$83	$15,643	$1,902	$17,628
Corporate Bonds & Notes
Banking & Finance	0	77,065	0	77,065
Industrials	0	59,627	191	59,818
Utilities	0	20,433	0	20,433
Convertible Bonds & Notes
Industrials	0	2,081	0	2,081
Municipal Bonds & Notes
California	0	2,300	0	2,300
Illinois	0	6,790	0	6,790
Virginia	0	366	0	366
West Virginia	0	6,852	0	6,852
U.S. Government Agencies	0	8,073	2,438	10,511
Non-Agency Mortgage-Backed Securities	0	35,690	0	35,690
Asset-Backed Securities	0	65,230	4,976	70,206
Sovereign Issues	0	14,702	0	14,702
Common Stocks
Consumer Discretionary	2,078	0	0	2,078
Energy	0	43	0	43
Financials	0	0	486	486
Warrants
Industrials	0	0	127	127
Preferred Securities
Banking & Finance	0	3,072	0	3,072
Industrials	0	0	6,768	6,768

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Real Estate Investment Trusts
Real Estate	$4,357	$0	$0	$4,357
Short-Term Instruments
Repurchase Agreements	0	13,657	0	13,657
Argentina Treasury Bills	0	594	0	594
U.S. Treasury Bills	0	1,567	0	1,567

Total Investments	$6,518	$333,785	$16,888	$357,191

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,801	0	1,801
Over the counter	0	331	0	331

	$0	$2,132	$0	$2,132

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,709)	0	(1,709)
Over the counter	0	(1,255)	0	(1,255)

	$0	$(2,964)	$0	$(2,964)

Total Financial Derivative Instruments	$0	$(832)	$0	$(832)

Totals	$6,518	$332,953	$16,888	$356,359

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2019:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$200	$0	$(52)	$0	$2	$(5)	$1,864	$(107)	$1,902	$0
Corporate Bonds & Notes
Industrials	422	0	(2)	0	0	(7)	0	(222)	191	(2)
U.S. Government Agencies	2,454	0	(23)	23	8	(24)	0	0	2,438	(25)
Asset-Backed Securities	4,601	2,548	0	23	0	(601)	0	(1,595)	4,976	(450)
Common Stocks
Financials	603	0	0	0	0	(117)	0	0	486	(117)
Warrants
Industrials	99	0	0	0	0	28	0	0	127	28
Preferred Securities
Industrials	7,351	230	0	0	0	(813)	0	0	6,768	(813)

Totals	$15,730	$2,778	$(77)	$46	$10	$(1,539)	$1,864	$(1,924)	$16,888	$(1,379)

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$228	Other Valuation Techniques(2)		—
	1,674	Third Party Vendor	Broker Quote	95.500-100.125
Corporate Bonds & Notes
Industrials	191	Reference Instrument	Yield	10.508
U.S. Government Agencies	2,438	Proxy Pricing	Base Price	60.080
Asset-Backed Securities	4,976	Proxy Pricing	Base Price	19,723.120-87,702.660
Common Stocks
Financials	486	Fundamental Valuation	Company Equity Value	$659,300,000.000
Warrants
Industrials	127	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	6,768	Fundamental Valuation	Company Equity Value	$503,100,000.000

Total	$16,888

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	69

Schedule of Investments PIMCO Income Strategy Fund II

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.0%

Alphabet Holding Co., Inc.
5.999% (LIBOR03M + 3.500%) due 09/26/2024 ~	$99	$90

Altice France S.A.
6.509% (LIBOR03M + 4.000%) due 08/14/2026 ~	299	283

Avantor, Inc.
6.572% (LIBOR03M + 3.750%) due 11/21/2024 ~	47	47

Bausch Health Cos., Inc.
5.263% (LIBOR03M + 2.750%) due 11/27/2025 ~	116	114

CenturyLink, Inc.
5.249% (LIBOR03M + 2.750%) due 01/31/2025 ~	348	333

Community Health Systems, Inc.
5.957% (LIBOR03M + 3.250%) due 01/27/2021 ~	2,126	2,094

Concordia International Corp.
8.016% (LIBOR03M + 5.500%) due 09/06/2024 ~	3,745	3,586

Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 ~	10	9

Dubai World
1.750% - 4.883% (LIBOR03M + 2.000%) due 09/30/2022 ~	500	466

Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~	500	472

Financial & Risk U.S. Holdings, Inc.
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~	661	636

Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021 «	373	372

Forest City Enterprises, L.P.
6.513% (LIBOR03M + 4.000%) due 12/07/2025 «~	100	100

FrontDoor, Inc.
5.063% (LIBOR03M + 2.500%) due 08/14/2025 «~	20	20

Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~	592	568

Gray Television, Inc.
5.020% (LIBOR03M + 2.500%) due 01/02/2026 ~	100	99

iHeartCommunications, Inc.
TBD% due 05/01/2019	12,022	8,095
TBD% due 07/30/2019 ^(e)	620	418

IRB Holding Corp.
5.764% - 6.053% (LIBOR03M + 3.250%) due 02/05/2025 ~	957	935

Lightstone Generation LLC
6.249% (LIBOR03M + 3.750%) due 01/30/2024 ~	1,405	1,356

McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/10/2025 ~	1,050	1,011

Messer Industrie GmbH
TBD% due 10/01/2025	110	108

MH Sub LLC
6.269% (LIBOR03M + 3.750%) due 09/13/2024 ~	119	117

Ministry of Finance of Tanzania
7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~	100	98

Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~	17	16

NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 ~	40	38

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neiman Marcus Group Ltd. LLC
5.763% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~		$6,170	$5,489

Pacific Gas & Electric Co.
TBD% due 02/22/2019		100	83

Parexel International Corp.
5.249% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	94

PetSmart, Inc.
5.520% (LIBOR03M + 3.000%) due 03/11/2022 ~		179	150

PG&E Corp.
TBD% due 12/31/2020		1,000	999

Sequa Mezzanine Holdings LLC
7.516% - 7.728% (LIBOR03M + 5.000%) due 11/28/2021 ~		227	223
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~		90	86

Starfruit Finco B.V
5.753% (LIBOR03M + 3.250%) due 10/01/2025 ~		200	196

Syniverse Holdings, Inc.
7.509% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,065	971

Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024		2,800	2,620

Verscend Holding Corp.
6.999% (LIBOR03M + 4.500%) due 08/27/2025 ~		150	149

West Corp.
6.499% (LIBOR03M + 4.000%) due 10/10/2024 ~		41	38

Westmoreland Coal Co.
TBD% due 12/16/2020 ^(e)		955	375
TBD% - 10.896% (LIBOR03M + 8.250%) due 05/21/2019 «~µ		1,580	1,568

Total Loan Participations and Assignments (Cost $38,365)			34,522

CORPORATE BONDS & NOTES 56.6%

BANKING & FINANCE 28.3%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~		1,800	918

Ally Financial, Inc.
8.000% due 11/01/2031		2,376	2,863

Ambac LSNI LLC
7.803% due 02/12/2023 •		550	556

Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	10,038	11,257

Athene Holding Ltd.
4.125% due 01/12/2028		$54	51

Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		154	157

AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		126	124
5.000% due 04/20/2048		74	69

Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	1,600	1,883

Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)		500	579

Bank of Ireland
7.375% due 06/18/2020 •(i)(j)		200	243

Barclays Bank PLC
7.625% due 11/21/2022 (j)		$4,400	4,695

Barclays PLC
3.250% due 01/17/2033	GBP	200	242
6.500% due 09/15/2019 •(i)(j)	EUR	3,200	3,706
7.750% due 09/15/2023 •(i)(j)		$1,000	998
7.875% due 09/15/2022 •(i)(j)	GBP	415	569
8.000% due 12/15/2020 •(i)(j)	EUR	4,100	5,132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blackstone CQP Holdco LP
6.000% due 08/18/2021		$900	$899
6.500% due 03/20/2021		5,000	5,009

Brighthouse Holdings LLC
6.500% due 07/27/2037 Ø(i)		70	62

Brookfield Finance, Inc.
3.900% due 01/25/2028		90	85
4.700% due 09/20/2047 (m)		200	185

Cantor Fitzgerald LP
6.500% due 06/17/2022 (m)		8,500	9,008

CBL & Associates LP
5.950% due 12/15/2026 (m)		2,308	1,841

Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 Ø	GBP	4,800	6,933

Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(i)(j)(m)	EUR	1,200	1,522

Credit Agricole S.A.
7.875% due 01/23/2024 •(i)(j)		$500	526

Credit Suisse Group AG
7.500% due 07/17/2023 •(i)(j)		200	204
7.500% due 12/11/2023 •(i)(j)		7,243	7,703

Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	1,873	2,022

Equinix, Inc.
2.875% due 03/15/2024		100	116
2.875% due 02/01/2026		100	113

Flagstar Bancorp, Inc.
6.125% due 07/15/2021		$3,500	3,653

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		265	255
6.750% due 03/15/2022 (m)		334	336

Freedom Mortgage Corp.
8.250% due 04/15/2025		13	12

GE Capital European Funding Unlimited Co.
0.000% (EUR003M + 0.225%) due 05/17/2021 ~	EUR	100	112

GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	6	8
5.875% due 11/04/2020		4	6

GLP Capital LP
5.250% due 06/01/2025		$20	21

GSPA Monetization Trust
6.422% due 10/09/2029		3,491	3,988

HSBC Bank PLC
6.330% due 05/23/2023		5,900	5,881

HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	200	261
6.000% due 09/29/2023 •(i)(j)(m)	EUR	3,530	4,472
6.500% due 03/23/2028 •(i)(j)		$500	488

Hunt Cos., Inc.
6.250% due 02/15/2026		26	23

Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021		7,450	7,534

iStar, Inc.
4.625% due 09/15/2020		14	14
5.250% due 09/15/2022		49	48

Jefferies Finance LLC
6.875% due 04/15/2022 (m)		6,850	6,799
7.375% due 04/01/2020		2,890	2,908
7.500% due 04/15/2021		347	352

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		68	67

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)		300	304
7.625% due 06/27/2023 •(i)(j)	GBP	2,300	3,175
7.875% due 06/27/2029 •(i)(j)		250	361

LoanCore Capital Markets LLC
6.875% due 06/01/2020		$200	201

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	204

MetLife, Inc.
5.875% due 03/15/2028 •(i)		8	8

Nationstar Mortgage LLC
6.500% due 07/01/2021		730	730

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Corp.
4.875% due 06/17/2019		$345	$346
5.625% due 08/01/2033		48	37
6.500% due 06/15/2022		80	82

Newmark Group, Inc.
6.125% due 11/15/2023		30	30

Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		1,616	1,624

Provident Funding Associates LP
6.375% due 06/15/2025		26	23

Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		3,080	3,157
8.000% due 08/10/2025 •(i)(j)(m)		5,190	5,442
8.625% due 08/15/2021 •(i)(j)		2,700	2,881

Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)	GBP	2,025	2,691
7.375% due 06/24/2022 •(i)(j)		4,100	5,554

Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		$200	183
7.375% due 10/04/2023 •(i)(j)		600	589

Spirit Realty LP
4.450% due 09/15/2026 (m)		1,500	1,444

Springleaf Finance Corp.
5.625% due 03/15/2023		1,200	1,185
6.125% due 05/15/2022		674	696
6.875% due 03/15/2025		104	100

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,335	6,476
6.052% due 10/13/2039		2,507	3,943

TP ICAP PLC
5.250% due 01/26/2024		2,980	3,721

UniCredit SpA
7.830% due 12/04/2023 (m)		$4,160	4,433

Unigel Luxembourg S.A.
10.500% due 01/22/2024		570	611

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,482	4,963
6.542% due 03/30/2021		738	1,014

WeWork Cos., Inc.
7.875% due 05/01/2025		$74	67

			163,783

INDUSTRIALS 21.7%

Air Canada Pass-Through Trust
3.700% due 07/15/2027		23	22

Altice Financing S.A.
6.625% due 02/15/2023		700	705
7.500% due 05/15/2026 (m)		3,200	3,040

Altice France S.A.
7.375% due 05/01/2026 (m)		5,564	5,383

Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	300	339

Associated Materials LLC
9.000% due 01/01/2024		$788	784

Baffinland Iron Mines Corp.
8.750% due 07/15/2026		1,300	1,297

Charter Communications Operating LLC
4.200% due 03/15/2028		103	100

Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		134	134

Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		650	668
7.625% due 03/15/2020		3,550	3,559

Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		34	33

Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		3,571	3,450
6.250% due 03/31/2023 (m)		7,706	7,388
8.625% due 01/15/2024		525	543

DAE Funding LLC
5.250% due 11/15/2021		276	279
5.750% due 11/15/2023		276	279

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dell International LLC
6.020% due 06/15/2026 (m)		$2,534	$2,652

Diamond Resorts International, Inc.
7.750% due 09/01/2023		214	212
10.750% due 09/01/2024		2,500	2,281

DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		800	802

Envision Healthcare Corp.
8.750% due 10/15/2026 (m)		2,356	2,154

Exela Intermediate LLC
10.000% due 07/15/2023		120	121

Ferroglobe PLC
9.375% due 03/01/2022		1,500	1,290

First Quantum Minerals Ltd.
6.500% due 03/01/2024		1,452	1,338
6.875% due 03/01/2026		1,600	1,456
7.000% due 02/15/2021		598	598

Ford Motor Co.
7.700% due 05/15/2097 (m)		9,770	10,255

Fresh Market, Inc.
9.750% due 05/01/2023 (m)		7,590	5,730

Frontier Finance PLC
8.000% due 03/23/2022	GBP	4,600	5,743

Full House Resorts, Inc.
8.575% due 01/31/2024 «		$296	287

General Electric Co.
0.375% due 05/17/2022	EUR	200	222
2.200% due 01/09/2020		$40	40
3.100% due 01/09/2023		31	30
3.450% due 05/15/2024		4	4
4.375% due 09/16/2020		4	4
5.000% due 01/21/2021 •(i)		286	252
5.550% due 05/04/2020		96	98
5.550% due 01/05/2026 (m)		276	278
5.875% due 01/14/2038		22	22
6.150% due 08/07/2037		6	6
6.875% due 01/10/2039		9	10

HCA, Inc.
4.500% due 02/15/2027		940	950
7.500% due 11/15/2095		1,200	1,203

Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		122	123

iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		1,743	1,177
9.000% due 03/01/2021 ^(e)		3,383	2,275
9.000% due 09/15/2022 ^(e)		3,612	2,438

Indonesia Asahan Aluminium Persero PT
5.230% due 11/15/2021		200	207

Intelsat Connect Finance S.A.
9.500% due 02/15/2023		52	49

Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		11	11
8.500% due 10/15/2024		217	220
9.750% due 07/15/2025		120	126

Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,892	6,651
8.125% due 06/01/2023		7,535	6,306

Kinder Morgan, Inc.
7.800% due 08/01/2031 (m)		3,500	4,375

Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		50	39

Marriott Ownership Resorts, Inc.
6.500% due 09/15/2026		46	47

Metinvest BV
8.500% due 04/23/2026		1,000	950

Netflix, Inc.
4.625% due 05/15/2029	EUR	200	231

New Albertson’s LP
6.570% due 02/23/2028		$6,800	4,862

Odebrecht Oil & Gas Finance Ltd.
0.000% due 03/01/2019 (h)(i)		401	7
0.000% due 03/04/2019 (h)(i)		700	12

Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		350	340

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		$82	$81
4.500% due 03/15/2023		146	144
5.250% due 08/15/2022		13	13
5.500% due 02/15/2024		32	33

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		200	202

Petroleos Mexicanos
6.500% due 03/13/2027		190	183
6.750% due 09/21/2047		50	44

PetSmart, Inc.
5.875% due 06/01/2025		112	89

Platin GmbH
6.875% due 06/15/2023	EUR	400	444

Prime Security Services Borrower LLC
9.250% due 05/15/2023		$1,310	1,389

QVC, Inc.
5.950% due 03/15/2043		4,515	4,029

Radiate Holdco LLC
6.875% due 02/15/2023		70	68

Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	200	224
6.250% due 05/15/2026		$39	38

Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		8	8

Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,300	2,072

Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (m)		$2,500	2,720

Sands China Ltd.
4.600% due 08/08/2023		200	201
5.125% due 08/08/2025		200	201
5.400% due 08/08/2028		1,761	1,744

Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		19	17

SoftBank Group Corp.
4.000% due 04/20/2023	EUR	4,800	5,797

Spanish Broadcasting System, Inc.
12.500% due 04/15/2049 ^		$1,909	1,944

Spirit Issuer PLC
3.605% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,000	1,289
3.675% due 03/28/2025 ~		450	596

Sunoco LP
4.875% due 01/15/2023		$52	51

T-Mobile USA, Inc.
4.750% due 02/01/2028		20	19

Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	190

Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	300	356

Transocean Pontus Ltd.
6.125% due 08/01/2025		$152	153

Triumph Group, Inc.
4.875% due 04/01/2021		111	103
5.250% due 06/01/2022		25	22

United Group BV
4.375% due 07/01/2022	EUR	100	115
4.875% due 07/01/2024		100	115

Univision Communications, Inc.
5.125% due 05/15/2023		$95	89
5.125% due 02/15/2025		516	471

UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	190	210

ViaSat, Inc.
5.625% due 09/15/2025		$94	89

VOC Escrow Ltd.
5.000% due 02/15/2028		55	54

Westmoreland Coal Co.
8.750% due 01/01/2022 ^(e)		6,130	2,529

Wind Tre SpA
2.625% due 01/20/2023	EUR	200	207
2.750% due 01/20/2024 •		200	205
3.125% due 01/20/2025		200	202

Wyndham Destinations, Inc.
3.900% due 03/01/2023		$74	70

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	71

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 03/01/2022		$6	$6
5.400% due 04/01/2024		10	10
5.750% due 04/01/2027		860	825

			126,148

UTILITIES 6.6%

AT&T, Inc.
4.900% due 08/15/2037		366	358

DTEK Finance PLC (10.750% Cash or 0.000% PIK)
10.750% due 12/31/2024 (d)		2,841	2,751

Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (m)		9,600	10,050

Northwestern Bell Telephone
7.750% due 05/01/2030		12,625	13,315

Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		103	101

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (d)		220	131

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,764	1,672

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (d)		6,563	1,789

Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		262	216
2.950% due 03/01/2026 ^(e)		271	217
3.250% due 09/15/2021 ^(e)		91	76
3.250% due 06/15/2023 ^(e)		271	225
3.300% due 03/15/2027 ^(e)		192	155
3.300% due 12/01/2027 ^(e)		100	80
3.400% due 08/15/2024 ^(e)		273	227
3.500% due 10/01/2020 ^(e)		217	183
3.500% due 06/15/2025 ^(e)		185	152
3.750% due 02/15/2024 ^(e)		51	43
3.750% due 08/15/2042 ^(e)		22	16
3.850% due 11/15/2023 ^(e)		14	12
4.000% due 12/01/2046 ^(e)		8	6
4.250% due 05/15/2021 ^(e)		102	86
4.300% due 03/15/2045 ^(e)		7	5
4.500% due 12/15/2041 ^(e)		22	17
5.125% due 11/15/2043 ^(e)		42	34
5.400% due 01/15/2040 ^(e)		18	15
5.800% due 03/01/2037 ^(e)		124	107
6.050% due 03/01/2034 ^(e)		58	51
6.250% due 03/01/2039 ^(e)		78	69
6.350% due 02/15/2038 ^(e)		14	12

Petrobras Global Finance BV
5.999% due 01/27/2028		1,314	1,311
6.125% due 01/17/2022		159	168
6.625% due 01/16/2034	GBP	100	137
7.375% due 01/17/2027		$772	841

Rio Oil Finance Trust
8.200% due 04/06/2028		250	266
9.250% due 07/06/2024		2,349	2,543
9.750% due 01/06/2027		562	621

Southern California Edison Co.
3.650% due 03/01/2028		5	5
5.750% due 04/01/2035		10	11
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		24	25

Transocean Poseidon Ltd.
6.875% due 02/01/2027 (c)		114	116

			38,217

Total Corporate Bonds & Notes (Cost $331,615)			328,148

CONVERTIBLE BONDS & NOTES 0.8%

INDUSTRIALS 0.8%

Caesars Entertainment Corp.
5.000% due 10/01/2024		1,066	1,575

DISH Network Corp.
3.375% due 08/15/2026		3,400	2,897

Total Convertible Bonds & Notes (Cost $5,389)			4,472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 7.9%

CALIFORNIA 1.3%

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	$1,200	$1,292

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009
8.406% due 08/01/2039	1,650	2,426

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	3,500	3,618

		7,336

ILLINOIS 0.2%

Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	180	197
7.750% due 01/01/2042	330	398

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	35	37
7.350% due 07/01/2035	20	22

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	280	268

		922

OHIO 3.9%

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	21,000	22,526

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	820	771

WEST VIRGINIA 2.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	45,700	2,608
7.467% due 06/01/2047	12,035	11,644

		14,252

Total Municipal Bonds & Notes (Cost $39,094)		45,807

U.S. GOVERNMENT AGENCIES 3.0%

Fannie Mae
3.500% due 02/25/2042 (a)	852	102
3.740% due 01/25/2040 •(a)	310	45
4.500% due 11/25/2042 (a)	2,254	351

Freddie Mac
0.000% due 02/25/2046 (b)(h)	6,583	5,722
0.100% due 02/25/2046 (a)	80,358	122
3.000% due 02/15/2033 (a)	1,875	196
3.500% due 12/15/2032 (a)	3,160	455
5.280% due 09/15/2035 •	776	845
6.158% due 11/25/2055 «~	8,600	5,167
10.060% due 12/25/2027 •	2,887	3,349
13.260% due 03/25/2025 •	727	955

Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	676	92
4.000% due 10/16/2042 - 10/20/2042 (a)	412	59

Total U.S. Government Agencies (Cost $16,751)		17,460

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.5%

Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	98	95

Banc of America Funding Corp.
6.000% due 01/25/2037	5,833	5,468

Banc of America Funding Trust
4.631% due 01/20/2047 ^~	1,085	1,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
3.801% due 08/26/2037 ~		$13,687	$10,400
3.810% due 08/28/2037 ~		7,262	7,086
3.852% due 07/26/2037 ~		8,931	8,081
4.150% due 05/26/2036 ~		16	0
4.765% due 09/26/2036 ~		5,167	5,171
4.917% due 03/26/2037 Ø		812	853
5.750% due 12/26/2035 ~		3,907	3,611
6.250% due 11/26/2036		4,167	3,549
8.418% due 05/26/2037 ~		1,564	668
25.707% due 06/26/2036 ~		364	184

Bear Stearns ALT-A Trust
3.010% due 01/25/2036 ^•		1,265	1,295
3.969% due 11/25/2036 ^~		410	340
3.989% due 09/25/2047 ^~		6,079	4,909
4.217% due 09/25/2035 ^~		562	451
4.321% due 11/25/2035 ~		6,405	5,564

CD Mortgage Trust
5.688% due 10/15/2048		2,043	1,041

Chase Mortgage Finance Trust
4.296% due 12/25/2035 ^~		8	8
5.500% due 05/25/2036 ^		21	17

Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		114	113
6.000% due 09/25/2037		1,103	1,149

Commercial Mortgage Loan Trust
6.082% due 12/10/2049 ~		2,054	1,243

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		2,459	1,981
6.000% due 08/25/2037 ^~		1,098	835

Countrywide Alternative Loan Trust
3.809% due 04/25/2036 ^~		1,218	1,113
5.500% due 03/25/2035		294	216
5.500% due 01/25/2036		595	517
5.750% due 01/25/2035		337	337
5.750% due 02/25/2035		370	353
5.750% due 12/25/2036 ^		798	551
6.000% due 02/25/2035		403	388
6.000% due 04/25/2036		549	406
6.000% due 04/25/2037 ^		1,826	1,289
6.250% due 11/25/2036 ^		771	668
6.250% due 12/25/2036 ^•		581	424
6.500% due 08/25/2036 ^		491	306

Countrywide Home Loan Mortgage Pass-Through Trust
3.090% due 03/25/2035 ^•		4,662	3,954
6.000% due 07/25/2037		1,657	1,216
6.250% due 09/25/2036 ^		569	438

Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
6.000% due 11/25/2035 ^		445	370

Credit Suisse Mortgage Capital Certificates
4.371% due 10/26/2036 ~		7,260	5,010

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		157	119

Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	137	154

First Horizon Mortgage Pass-Through Trust
4.078% due 05/25/2037 ^~		$318	257
4.875% due 11/25/2035 ^~		195	172

GS Mortgage Securities Trust
5.622% due 11/10/2039		972	839

IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,508	2,072

JPMorgan Alternative Loan Trust
3.783% due 03/25/2037 ^~		984	944
4.135% due 03/25/2036 ^~		1,947	1,759
4.750% due 05/25/2036 ^~		1,731	1,374

JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,115	882

JPMorgan Mortgage Trust
4.283% due 02/25/2036 ^~		330	275
4.303% due 10/25/2035 ~		252	245
6.500% due 09/25/2035		107	103

LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		832	642
10.723% due 02/15/2040 ~		419	258

Lehman Mortgage Trust
6.000% due 07/25/2037 ^		854	802
6.500% due 09/25/2037 ^		2,215	1,338

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
2.730% due 06/25/2047 •		$1,940	$1,727

MASTR Asset Securitization Trust
6.500% due 11/25/2037 ^		496	309

Merrill Lynch Mortgage Investors Trust
3.868% due 03/25/2036 ^~		1,872	1,399

Morgan Stanley Capital Trust
6.173% due 06/11/2049 ~		323	326

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^Ø		12	9

Residential Accredit Loans, Inc. Trust
5.295% due 12/26/2034 ^~		931	676
6.000% due 08/25/2036 ^		335	304

Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		1,084	760
6.000% due 07/25/2037 ^		1,486	969
6.250% due 09/25/2037 ^		2,744	1,820

Residential Funding Mortgage Securities, Inc. Trust
4.688% due 09/25/2035 ~		629	495
4.959% due 08/25/2036 ^~		1,061	995

Structured Adjustable Rate Mortgage Loan Trust
4.279% due 01/25/2036 ^~		2,251	1,679
4.312% due 11/25/2036 ^~		2,458	2,334
4.894% due 07/25/2036 ^~		424	326

Suntrust Adjustable Rate Mortgage Loan Trust
4.605% due 02/25/2037 ^~		271	255

WaMu Mortgage Pass-Through Certificates Trust
3.659% due 05/25/2037 ^~		1,320	1,250
3.683% due 02/25/2037 ^~		556	517
3.833% due 10/25/2036 ^~		822	750
3.928% due 07/25/2037 ^~		933	862

Wells Fargo Mortgage-Backed Securities Trust
4.353% due 07/25/2036 ^~		241	241
5.750% due 03/25/2037 ^		216	208

Total Non-Agency Mortgage-Backed Securities (Cost $104,066)			113,154

ASSET-BACKED SECURITIES 19.5%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	1,660

Airspeed Ltd.
2.779% due 06/15/2032 •		$1,329	1,291

Apidos CLO
0.000% due 07/22/2026 «~		1,500	15
0.000% due 01/20/2031 ~		4,500	3,785

Argent Securities Trust
2.700% due 03/25/2036 •		3,777	2,220

Bear Stearns Asset-Backed Securities Trust
2.650% due 10/25/2036 ^•		4,525	4,900
6.500% due 10/25/2036 ^		346	260

Belle Haven ABS CDO Ltd.
3.045% due 07/05/2046 •		180,259	487

Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(h)		7	3,418

CIFC Funding Ltd.
0.000% due 07/22/2026 ~		1,500	849
0.000% due 04/24/2030 ~		2,400	1,285

Citigroup Mortgage Loan Trust
2.660% due 12/25/2036 •		15,350	7,649
2.670% due 12/25/2036 •		3,928	2,493

Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,366	2,752
3.600% due 11/27/2028		1,062	1,217
4.500% due 11/27/2028		929	1,065
6.200% due 11/27/2028		1,150	1,318

Countrywide Asset-Backed Certificates
2.650% due 12/25/2046 •		$13,385	12,116
2.650% due 06/25/2047 ^•		1,554	1,402
2.680% due 03/25/2037 •		1,662	1,600
2.710% due 06/25/2047 •		9,855	8,701

Countrywide Asset-Backed Certificates Trust
3.260% due 11/25/2035 •		4,008	3,973

Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		8	1,585

Fremont Home Loan Trust
2.660% due 01/25/2037 •		14,263	8,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grosvenor Place CLO BV
0.000% due 04/30/2029 ~	EUR	500	$382

Home Equity Mortgage Loan Asset-Backed Trust
2.670% due 07/25/2037 •		$3,110	1,939

HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (h)		3,160	1,202

Lehman XS Trust
6.290% due 06/24/2046 Ø		2,797	2,764

Long Beach Mortgage Loan Trust
2.810% due 01/25/2036 •		4,483	4,135

Merrill Lynch Mortgage Investors Trust
2.670% due 04/25/2037 •		525	314

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ^~		666	448

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(h)		1	1,267

SLM Student Loan Trust
0.000% due 01/25/2042 «(h)		4	2,744

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	1,518
0.000% due 10/15/2048 «(h)		1	1,147

SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		4,400	2,202
0.000% due 07/25/2040 «(h)		21	1,215
0.000% due 09/25/2040 (h)		1,758	1,131

South Coast Funding Ltd.
3.218% due 08/10/2038 •		12,179	2,256

Taberna Preferred Funding Ltd.
2.942% due 12/05/2036 •		5,081	4,510
2.962% due 08/05/2036 •		351	316
2.962% due 08/05/2036 ^•		6,940	6,246
3.265% due 07/05/2035 •		3,453	3,246

Total Asset-Backed Securities (Cost $114,460)			113,063

SOVEREIGN ISSUES 4.7%

Argentina Government International Bond
2.260% due 12/31/2038 Ø	EUR	3,270	2,243
3.375% due 01/15/2023		200	195
5.250% due 01/15/2028		200	181
6.250% due 11/09/2047		100	88
7.820% due 12/31/2033		9,789	10,219
47.686% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	63,442	1,730
48.797% (BADLARPP + 3.250%) due 03/01/2020 ~		1,200	33
49.137% (BADLARPP + 2.500%) due 03/11/2019 ~		3,394	92
49.153% (BADLARPP) due 10/04/2022 ~		58	3
56.472% (ARLLMONP) due 06/21/2020 ~(a)		114,078	3,391

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	1,500	1,856

Export-Credit Bank of Turkey
8.250% due 01/24/2024		$200	207

Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	300	348

Peru Government International Bond
5.940% due 02/12/2029	PEN	1,838	567
6.350% due 08/12/2028		2,800	896

Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	300	346

Turkey Government International Bond
3.250% due 06/14/2025		100	108
4.625% due 03/31/2025		1,700	1,957
5.200% due 02/16/2026		600	706
7.625% due 04/26/2029 (m)		$1,900	1,999

Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		248	78
8.250% due 10/13/2024 ^(e)		28	9
9.250% due 09/15/2027 ^(e)		315	105

Total Sovereign Issues (Cost $34,314)			27,357

		SHARES	MARKET VALUE (000S)
COMMON STOCKS 1.2%

CONSUMER DISCRETIONARY 0.8%

Caesars Entertainment Corp. (f)		486,164	$4,444

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		21,825	71

FINANCIALS 0.4%

Ardonagh Group Ltd. «(k)		2,072,442	2,627

Total Common Stocks (Cost $9,214)			7,142

WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «		819,000	264

Total Warrants (Cost $0)			264

PREFERRED SECURITIES 3.6%

BANKING & FINANCE 1.2%

Nationwide Building Society
10.250% ~		35,500	6,670

INDUSTRIALS 2.4%

Sequa Corp.
9.000% «		17,634	14,088

Total Preferred Securities (Cost $24,316)			20,758

REAL ESTATE INVESTMENT TRUSTS 1.6%

REAL ESTATE 1.6%

VICI Properties, Inc.		423,584	9,120

Total Real Estate Investment Trusts (Cost $5,525)			9,120

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS (l) 2.2%
			12,640

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.3%
(21.738)% due 02/22/2019 - 06/28/2019 (g)(h)	ARS	54,400	1,636

U.S. TREASURY BILLS 0.5%
2.401% due 03/05/2019 - 04/18/2019 (g)(h)(p)		$2,920	2,908

Total Short-Term Instruments (Cost $17,135)			17,184

Total Investments in Securities (Cost $740,244)			738,451

Total Investments 127.4% (Cost $740,244)			$738,451

Financial Derivative Instruments (n)(o) (0.3)% (Cost or Premiums, net $15,664)			(1,645)

Auction Rate Preferred Shares (16.0)%			(92,450)

Other Assets and Liabilities, net (11.1)%			(64,698)

Net Assets Applicable to Common Shareholders 100.0%			$579,658

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	73

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$2,776	$2,627	0.45%
Forbes Energy Services Ltd.	10/09/2014 - 12/03/2014	944	71	0.01

		$3,720	$2,698	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	01/31/2019	02/01/2019	$2,740	U.S. Treasury Notes 2.625% due 02/28/2023	$(2,799)	$2,740	$2,740
NOM	2.650	01/31/2019	02/01/2019	9,900	U.S. Treasury Bonds 2.875% due 08/15/2045	(10,155)	9,900	9,901

Total Repurchase Agreements						$(12,954)	$12,640	$12,641

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	0.000%	10/04/2018	TBD	(3)	$	(747)	$(747)
	1.450	12/24/2018	TBD	(3)		(1,203)	(1,205)
BPS	(0.150)	12/03/2018	03/04/2019		EUR	(1,278)	(1,462)
CIW	2.800	01/18/2019	02/15/2019		$	(437)	(437)
	2.830	01/17/2019	02/15/2019			(2,483)	(2,486)
	2.850	01/11/2019	02/08/2019			(3,282)	(3,287)
FOB	2.800	01/07/2019	02/07/2019			(4,077)	(4,085)
JML	(0.320)	12/03/2018	03/04/2019		EUR	(3,319)	(3,797)
	0.950	12/03/2018	03/04/2019		GBP	(170)	(224)
	3.050	12/21/2018	TBD	(3)	$	(7,987)	(8,015)
MEI	2.800	01/18/2019	02/20/2019			(1,597)	(1,599)
NOM	3.230	01/11/2019	02/13/2019			(5,088)	(5,098)
	3.250	11/19/2018	02/19/2019			(6,431)	(6,474)

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
RBC	2.920%	08/07/2018	02/07/2019	$	(2,389)	$(2,424)
	2.970	08/07/2018	02/07/2019		(6,064)	(6,153)
RDR	3.050	01/14/2019	04/15/2019		(3,638)	(3,643)
RTA	3.145	12/06/2018	02/20/2019		(2,011)	(2,021)
SOG	3.310	01/10/2019	04/10/2019		(4,920)	(4,930)
UBS	2.740	09/10/2018	03/11/2019		(6,931)	(7,007)
	3.000	01/09/2019	04/09/2019		(5,528)	(5,538)
	3.120	11/14/2018	02/14/2019		(4,649)	(4,681)
	3.290	12/03/2018	03/04/2019		(2,638)	(2,652)

Total Reverse Repurchase Agreements						$(77,965)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of January 31, 2019:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(1,952)	$0	$(1,952)	$2,150	$198
BPS	0	(1,462)	0	(1,462)	1,522	60
CIW	0	(6,210)	0	(6,210)	6,747	537
FICC	2,740	0	0	2,740	(2,799)	(59)
FOB	0	(4,085)	0	(4,085)	4,433	348
JML	0	(12,036)	0	(12,036)	14,783	2,747
MEI	0	(1,599)	0	(1,599)	1,999	400
NOM	9,901	(11,572)	0	(1,671)	2,709	1,038
RBC	0	(8,577)	0	(8,577)	9,820	1,243
RDR	0	(3,643)	0	(3,643)	3,815	172
RTA	0	(2,021)	0	(2,021)	2,154	133
SOG	0	(4,930)	0	(4,930)	5,383	453
UBS	0	(19,878)	0	(19,878)	21,785	1,907

Total Borrowings and Other Financing Transactions	$12,641	$(77,965)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(37,146)	$(29,253)	$(9,967)	$(76,366)
Sovereign Issues	0	(1,599)	0	0	(1,599)

Total Borrowings	$0	$(38,745)	$(29,253)	$(9,967)	$(77,965)

Payable for reverse repurchase agreements					$(77,965)

(m)	Securities with an aggregate market value of $87,457 have been pledged as collateral under the terms of the above master agreements as of January 31, 2019.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended January 31, 2019 was $(63,801) at a weighted average interest rate of 2.657%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	75

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	17.928%	$6,500	$(215)	$(705)	$(920)	$33	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.614	100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.250	600	(34)	28	(6)	7	0

						$(252)	$(673)	$(925)	$40	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$882	$50	$14	$64	$2	$0
CDX.HY-31 5-Year Index	5.000	Quarterly	12/20/2023	4,018	176	89	265	11	0

					$226	$103	$329	$13	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023		$154,800	$(1,337)	$2,837	$1,500	$482	$0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		148,820	9,092	(7,500)	1,592	609	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		26,800	1,267	(1,910)	(643)	123	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		49,000	343	(922)	(579)	264	0
Pay(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		22,000	468	139	607	139	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		202,000	(6,573)	31,996	25,423	2,366	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		311,500	13,270	8,307	21,577	0	(3,637)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		17,000	0	(600)	(600)	0	(213)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	12,900	185	(104)	81	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		8,100	201	254	455	0	(3)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	03/20/2029	EUR	13,100	54	(507)	(453)	0	(83)
Receive(5)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029		2,100	(5)	(56)	(61)	0	(14)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/20/2029	GBP	24,000	413	(654)	(241)	0	(127)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/20/2049		900	(6)	(52)	(58)	0	(9)

							$17,372	$31,228	$48,600	$3,983	$(4,086)

Total Swap Agreements							$17,346	$30,658	$48,004	$4,036	$(4,086)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$4,036	$4,036	$0	$0	$(4,086)	$(4,086)

Cash of $13,072 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2019. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
BOA	02/2019		$803	GBP	624	$15	$0
	03/2019	EUR	48,280		$55,628	237	0

BPS	02/2019	PEN	3,236		954	0	(18)
	02/2019		$516	ARS	19,660	3	0
	03/2019		168		7,102	15	0

CBK	02/2019	ARS	10,573		$273	0	(8)
	02/2019	EUR	1,070		1,219	0	(6)
	02/2019	GBP	574		748	0	(4)
	03/2019		768		1,010	1	0
	03/2019		$392	ARS	15,584	12	0
	04/2019		5,865	MXN	113,206	0	(7)

GLM	02/2019		69,919	GBP	53,295	0	(17)
	03/2019	GBP	53,295		$70,018	16	0
	03/2019		$5,994	RUB	405,142	171	0

HUS	02/2019		378	ARS	14,876	14	0

JPM	02/2019	AUD	311		$224	0	(2)
	02/2019	EUR	47,210		54,219	185	(3)

SCX	02/2019	GBP	53,345		68,023	0	(1,944)

Total Forward Foreign Currency Contracts						$669	$(2,009)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.491%	$	1,000	$(195)	$119	$0	$(76)

GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.891		10	(1)	1	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.363		100	(16)	15	0	(1)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491		1,400	(278)	172	0	(106)

HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.610		300	(25)	27	2	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.891		40	(6)	6	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.491		1,700	(353)	225	0	(128)

MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.610		8,700	(805)	845	40	0

								$(1,679)	$1,410	$42	$(311)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019	$	300	$(1)	$6	$5	$0

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD LIBOR	Maturity	06/20/2019		300	(2)	11	9	0

									$(3)	$17	$14	$0

Total Swap Agreements									$(1,682)	$1,427	$56	$(311)

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	77

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of January 31, 2019:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$252	$0	$0	$252	$0	$0	$0	$0	$252	$0	$252
BPS	18	0	0	18	(18)	0	(76)	(94)	(76)	305	229
CBK	13	0	0	13	(25)	0	0	(25)	(12)	0	(12)
GLM	187	0	0	187	(17)	0	0	(17)	170	0	170
GST	0	0	5	5	0	0	(107)	(107)	(102)	335	233
HUS	14	0	2	16	0	0	(128)	(128)	(112)	0	(112)
JPM	185	0	9	194	(5)	0	0	(5)	189	0	189
MYC	0	0	40	40	0	0	0	0	40	(39)	1
SCX	0	0	0	0	(1,944)	0	0	(1,944)	(1,944)	1,714	(230)

Total Over the Counter	$669	$0	$56	$725	$(2,009)	$0	$(311)	$(2,320)

(p)

Securities with an aggregate market value of $2,355 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2019.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$53	$0	$0	$3,983	$4,036

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$669	$0	$669
Swap Agreements	0	42	0	0	14	56

	$0	$42	$0	$669	$14	$725

	$0	$95	$0	$669	$3,997	$4,761

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

January 31, 2019 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$4,086	$4,086

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,009	$0	$2,009
Swap Agreements	0	311	0	0	0	311

	$0	$311	$0	$2,009	$0	$2,320

	$0	$311	$0	$2,009	$4,086	$6,406

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended January 31, 2019:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$222	$0	$0	$1,046	$1,268

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,148	$0	$5,148
Swap Agreements	0	67	0	0	431	498

	$0	$67	$0	$5,148	$431	$5,646

	$0	$289	$0	$5,148	$1,477	$6,914

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(427)	$0	$0	$2,327	$1,900

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,705)	$0	$(1,705)
Swap Agreements	0	255	0	0	(41)	214

	$0	$255	$0	$(1,705)	$(41)	$(1,491)

	$0	$(172)	$0	$(1,705)	$2,286	$409

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$83	$32,179	$2,260	$34,522
Corporate Bonds & Notes
Banking & Finance	0	163,783	0	163,783
Industrials	0	125,861	287	126,148
Utilities	0	38,217	0	38,217
Convertible Bonds & Notes
Industrials	0	4,472	0	4,472
Municipal Bonds & Notes
California	0	7,336	0	7,336
Illinois	0	922	0	922
Ohio	0	22,526	0	22,526
Virginia	0	771	0	771
West Virginia	0	14,252	0	14,252
U.S. Government Agencies	0	12,293	5,167	17,460
Non-Agency Mortgage-Backed Securities	0	113,154	0	113,154
Asset-Backed Securities	0	100,154	12,909	113,063
Sovereign Issues	0	27,357	0	27,357
Common Stocks
Consumer Discretionary	4,444	0	0	4,444
Energy	0	71	0	71
Financials	0	0	2,627	2,627
Warrants
Industrials	0	0	264	264
Preferred Securities
Banking & Finance	0	6,670	0	6,670
Industrials	0	0	14,088	14,088

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2019
Real Estate Investment Trusts
Real Estate	$9,120	$0	$0	$9,120
Short-Term Instruments
Repurchase Agreements	0	12,640	0	12,640
Argentina Treasury Bills	0	1,636	0	1,636
U.S. Treasury Bills	0	2,908	0	2,908

Total Investments	$13,647	$687,202	$37,602	$738,451

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,036	0	4,036
Over the counter	0	725	0	725

	$0	$4,761	$0	$4,761

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,086)	0	(4,086)
Over the counter	0	(2,320)	0	(2,320)

	$0	$(6,406)	$0	$(6,406)

Total Financial Derivative Instruments	$0	$(1,645)	$0	$(1,645)

Totals	$13,647	$685,557	$37,602	$736,806

See Accompanying Notes	SEMIANNUAL REPORT	JANUARY 31, 2019	79

Schedule of Investments PIMCO Income Strategy Fund II (Cont.)

January 31, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2019:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2019(1)
Investments in Securities, at Value
Loan Participations and Assignments	$569	$0	$(152)	$0	$2	$(12)	$2,076	$(223)	$2,260	$(2)
Corporate Bonds & Notes
Industrials	745	0	(2)	1	0	(13)	0	(444)	287	(3)
U.S. Government Agencies	5,201	0	(49)	49	18	(52)	0	0	5,167	(54)
Asset-Backed Securities	9,324	8,327	0	47	0	(1,471)	15	(3,333)	12,909	(1,156)
Common Stocks
Financials	3,264	0	0	0	0	(637)	0	0	2,627	(637)
Warrants
Industrials	205	0	0	0	0	59	0	0	264	59
Preferred Securities
Industrials	15,300	480	0	0	0	(1,692)	0	0	14,088	(1,692)

Totals	$34,608	$8,807	$(203)	$97	$20	$(3,818)	$2,091	$(4,000)	$37,602	$(3,485)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,790	Third Party Vendor	Broker Quote	95.500-100.130
	470	Proxy Pricing	Base Price	98.330-99.920
Corporate Bonds & Notes
Industrials	287	Reference Instrument	Yield	10.508
U.S. Government Agencies	5,167	Proxy Pricing	Base Price	60.080
Asset-Backed Securities	12,909	Proxy Pricing	Base Price	1.000-115,871.380
Common Stocks
Financials	2,627	Fundamental Valuation	Company Equity Value	$659,300,000.000
Warrants
Industrials	264	Other Valuation Techniques(2)	—	—
Preferred Securities
Industrials	14,088	Fundamental Valuation	Company Equity Value	$503,100,000.000

Total	$37,602

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

January 31, 2019 (Unaudited)

1. ORGANIZATION

PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Corporate & Income Opportunity Fund	September 13, 2002

PIMCO Corporate & Income Strategy Fund	October 17, 2001

PIMCO High Income Fund	February 18, 2003

PIMCO Income Strategy Fund	June 19, 2003

PIMCO Income Strategy Fund II	June 30, 2004

Each Fund has authorized an unlimited number of Common Shares at a par value of $0.00001 per share.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The net asset value (“NAV”) presented may differ from the NAV reported for the same period in other Fund materials.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities

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Notes to Financial Statements (Cont.)

held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Corporate & Income Opportunity Fund	Monthly	Monthly

PIMCO Corporate & Income Strategy Fund	Monthly	Monthly

PIMCO High Income Fund	Monthly	Monthly

PIMCO Income Strategy Fund	Monthly	Monthly

PIMCO Income Strategy Fund II	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

A Fund may engage in investment strategies, including the use of derivatives, to, among other things, seek to generate current, distributable income without regard to possible declines in the Fund’s NAV. A Fund’s income and gain generating strategies, including certain derivatives strategies, may generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s NAV. A Fund’s income and gain generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when the Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or the Fund’s debt investments, or arising from its use of derivatives. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund at a time when their investment in a Fund has declined in value, which tax may be at ordinary income rates. The tax treatment of certain derivatives in which a Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

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(d) New Accounting Pronouncements  In August 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-15, which amends Accounting Standards Codification (“ASC”) 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2018, the FASB issued ASU 2018-13 which modifies certain disclosure requirements for fair value measurements in ASC 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management has elected to early adopt the amendments that allow for removal of certain disclosure requirements. Management plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the impact of these changes on the financial statements.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain rules and forms for the purpose of disclosure update and simplification. The compliance date for these amendments is 30 days after date of publication in the Federal Register, which was on October 4, 2018. Management has adopted these amendments and the changes are incorporated throughout all periods presented in the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of

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Notes to Financial Statements (Cont.)

Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an

84	PIMCO CLOSED-END FUNDS

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indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the

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Notes to Financial Statements (Cont.)

intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

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Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s loan interests may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may acquire interests in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Acquisitions of loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by acquiring mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.

The types of loans and related instruments in which the Funds may acquire interests include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Acquisitions of loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When acquiring a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because acquiring unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and

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interest. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans (“CMBS”) reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the risk that a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend

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or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at January 31, 2019 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

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Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security,

although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 7, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus

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accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price; please see Note 7, Principal Risks.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

PIMCO Corporate & Income Opportunity Fund is subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to recent rule changes by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Corporate & Income Opportunity Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent

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premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act (if any), the Fund will count derivative instruments at market value. For purposes of applying a Fund’s other investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value) or any combination of the foregoing (e.g., notional value for purposes of calculating the numerator and market value for purposes of calculating the denominator for compliance with a particular policy or restriction). See Note 6 — Asset Segregation below. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the

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notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swaps on indices are instruments often used to attempt to protect investors owning bonds against default, but may also be used for speculative purposes.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a

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party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Asset Segregation  Certain transactions described above can be viewed as constituting a form of borrowing or financing transaction by a Fund. In such event, a Fund will cover its obligation under such transactions by segregating or “earmarking” assets in accordance with procedures adopted by the Board, in which case such transactions will not be considered “senior securities” by a Fund. With respect to forwards, futures contracts, options and swaps that are contractually required to cash settle (i.e., where physical delivery of the underlying reference asset is not permitted or physical settlement is not otherwise involved), a Fund (other than PIMCO Corporate & Income Opportunity Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II) is permitted to segregate or earmark liquid assets equal to a Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value. For PIMCO Corporate & Income Opportunity Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II, with respect to forwards and futures contracts and interest rate swaps that are contractually required to cash settle (i.e., where physical delivery of the underlying reference asset is not permitted or physical settlement is not otherwise involved), the Fund is permitted to segregate or earmark liquid assets equal to the Fund’s daily marked-to-market net obligation under the derivative instrument, if any, rather than the derivative’s full notional value, but may segregate full notional value, as applicable, with respect to certain other derivative instruments (including, written credit default swaps and written options) that contractually require or permit physical delivery of securities or other underlying assets. By segregating or earmarking liquid assets equal to only its net marked-to-market obligation under certain derivatives that are required to cash settle, a Fund will have the ability to employ leverage to a greater extent than if a Fund were to segregate or earmark liquid assets equal to the full notional value of the derivative.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call

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features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates.

A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This risk may be particularly acute in the current market environment because market interest rates are currently near historically low levels. Thus, the Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

Foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally

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cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as the Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default,

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termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate

PIMCO Corporate & Income Opportunity Fund	0.65%	(1)

PIMCO Corporate & Income Strategy Fund	0.81%	(1)

PIMCO High Income Fund	0.76%	(1)

PIMCO Income Strategy Fund	0.86%	(2)

PIMCO Income Strategy Fund II	0.83%	(2)

(1)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(2)

Management fees calculated based on the Fund’s average weekly “total managed assets”. Total managed assets includes total assets of each Fund (including any assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board (for example, so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example,

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due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” (the “PIMCO Interval Funds”), and PIMCO Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and the PIMCO Interval Funds, the “PIMCO Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC

(“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds other than PIMCO Energy and Tactical Credit Opportunities Fund.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO Managed Funds, as applicable, on the basis of fixed percentages among PMAT, the PIMCO Interval Funds and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

10. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended January 31, 2019, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO Corporate & Income Opportunity Fund	$7,887	$10,499

PIMCO Corporate & Income Strategy Fund	3,715	22,210

PIMCO High Income Fund	2,464	19,715

PIMCO Income Strategy Fund	1,713	1,913

PIMCO Income Strategy Fund II	4,622	3,853

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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11. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a shareholder’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended January 31, 2019, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Corporate & Income Opportunity Fund	$0	$12,708	$244,994	$160,182

PIMCO Corporate & Income Strategy Fund	0	7,063	93,134	64,160

PIMCO High Income Fund	0	10,463	146,447	113,926

PIMCO Income Strategy Fund	0	1,145	41,733	23,196

PIMCO Income Strategy Fund II	0	2,289	88,629	52,518

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. COMMON SHARES OFFERING

On March 23, 2017, the SEC declared effective a registration statement filed using the “shelf” registration process for PIMCO Corporate & Income Opportunity Fund. Pursuant to the shelf registration, PIMCO Corporate & Income Opportunity Fund may offer and sell, from time to time, in one or more offerings, up to 14,500,000 of its Common Shares, par value $0.00001 per share. The aggregate sale proceeds for the sales of the PIMCO Corporate & Income Opportunity Fund Common Shares are subject to an aggregate cap of $229,680,000. During the period ended January 31, 2019, the Fund sold 3,145,220 Common Shares. Proceeds from the offerings during the period ended January 31, 2019 (net of commissions and fees) were $53,748,185.

On September 6, 2018, the SEC declared effective a registration statement filed using the “shelf” registration process for each of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II.

Pursuant to its shelf registration, PIMCO Income Strategy Fund may offer and sell, from time to time, in one or more offerings, up to 5,500,000 of its Common Shares, par value $0.00001 per share. The aggregate sale proceeds for the sales of the PIMCO Income Strategy Fund Common Shares are subject to an aggregate cap of $100,000,000. During the period ended January 31, 2019, the Fund sold 331,255 Common Shares. Proceeds from the offerings during the period ended January 31, 2019 (net of commissions and fees) were $3,705,774.

Pursuant to its shelf registration, PIMCO Income Strategy Fund II may offer and sell, from time to time, in one or more offerings, up to 11,500,000 of its common shares, par value $0.00001 per share. The aggregate sale proceeds for the sales of the PIMCO Income Strategy Fund II common shares are subject to an aggregate cap of $175,000,000. During the period ended January 31, 2019, the Fund sold 503,648 Common Shares. Proceeds from the offerings during the period ended January 31, 2019 (net of commissions and fees) were $5,220,825.

Each Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market”, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange.

14. AUCTION RATE PREFERRED SHARES

Each series of Auction Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

SEMIANNUAL REPORT	JANUARY 31, 2019	99

Notes to Financial Statements (Cont.)

For the period ended January 31, 2019, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of January 31, 2019
PIMCO Corporate & Income Opportunity Fund
Series M	1,884	4.844%	3.802%	4.804%
Series T	1,770	4.784%	3.782%	4.764%
Series W	1,847	4.784%	3.802%	4.784%
Series TH	2,033	4.784%	3.782%	4.784%
Series F	1,984	4.844%	3.802%	4.784%
PIMCO Corporate & Income Strategy Fund
Series M	406	3.633%	2.852%	3.603%
Series T	449	3.588%	2.837%	3.573%
Series W	473	3.588%	2.852%	3.588%
Series TH	434	3.588%	2.837%	3.588%
Series F	459	3.633%	2.852%	3.588%
PIMCO High Income Fund
Series M	688	3.875%	3.042%	3.843%
Series T	958	3.827%	3.026%	3.811%
Series W	738	3.827%	3.042%	3.827%
Series TH	757	3.827%	3.026%	3.827%
Series F	938	3.875%	3.042%	3.827%
PIMCO Income Strategy Fund
Series T	766	3.666%	3.201%	3.657%
Series W	699	3.669%	3.200%	3.664%
Series TH	586	3.669%	3.193%	3.665%
PIMCO Income Strategy Fund II
Series M	721	3.666%	3.200%	3.653%
Series T	881	3.666%	3.201%	3.657%
Series W	671	3.669%	3.200%	3.664%
Series TH	753	3.669%	3.193%	3.665%

Series F	672	3.670%	3.199%	3.660%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Auction Rate Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for

100	PIMCO CLOSED-END FUNDS

January 31, 2019 (Unaudited)

ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below:

Fund Name		Applicable %		Reference Rate		Maximum Rate
PIMCO Corporate & Income Opportunity Fund		200%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PTY
PIMCO Corporate & Income Strategy Fund		150%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PCN
PIMCO High Income Fund		160%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PHK
PIMCO Income Strategy Fund	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFL
PIMCO Income Strategy Fund II	The higher of	150% 1.25%	x +	7-Day USD LIBOR OR 7-Day USD LIBOR	= =	Maximum Rate for PFN

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of January 31, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended July 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Corporate & Income Opportunity Fund	$104,000	$0

PIMCO Corporate & Income Strategy Fund	35,909	0

PIMCO High Income Fund	83,116	52,476

PIMCO Income Strategy Fund	24,606	0

PIMCO Income Strategy Fund II	60,617	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	JANUARY 31, 2019	101

Notes to Financial Statements (Cont.)

January 31, 2019 (Unaudited)

As of January 31, 2019, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Corporate & Income Opportunity Fund	$1,665,506	$190,630	$(121,356)	$69,274

PIMCO Corporate & Income Strategy Fund	705,537	87,452	(60,800)	26,652

PIMCO High Income Fund	1,179,403	109,380	(124,089)	(14,709)

PIMCO Income Strategy Fund	365,859	40,096	(30,504)	9,592

PIMCO Income Strategy Fund II	753,999	93,776	(64,859)	28,917

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

17. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On February 1, 2019, the following distributions were declared to common shareholders payable March 1, 2019 to shareholders of record on February 11, 2019:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.080699 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

On March 1,2019, the following distributions were declared to common shareholders payable April 1, 2019 to shareholders of record on March 11, 2019:

PIMCO Corporate & Income Opportunity Fund	$0.130000 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.080699 per common share
PIMCO Income Strategy Fund	$0.090000 per common share
PIMCO Income Strategy Fund II	$0.080000 per common share

102	PIMCO CLOSED-END FUNDS

Special Shareholder Meeting Results

(Unaudited)

PIMCO Corporate & Income Strategy Fund held a special meeting of its shareholders on February 8, 2019. Shareholders voted as indicated below:

PIMCO Corporate & Income Strategy Fund	Affirmative	Withheld Authority
Re-election of Hans Kertess — Class I to serve until the annual meeting held during the 2020-2021 fiscal year by the Preferred Shareholders, voting as a separate class.	1,794	297

The other members of the Board of Trustees at the time of the meeting, namely, Mses. Sarah E. Cogan and Deborah A. DeCotis and Messrs. David N. Fisher, Bradford Gallagher, James A. Jacobson, John C. Maney, William B. Ogden, IV and Alan Rappaport continued to serve as Trustees of the Fund.

SEMIANNUAL REPORT	JANUARY 31, 2019	103

Changes to the Boards of Trustees

(Unaudited)

Effective January 1, 2019, Craig Dawson resigned from the Board of each Fund.

Effective January 1, 2019, Sarah Cogan was appointed by the Board of Trustees of each Fund as a Class II Trustee of PTY, a Class II Trustee of PCN, a Class III Trustee of PHK, a Class I Trustee of PFL and a Class II Trustee of PFN.

Effective January 1, 2019, David Fisher was appointed by the Board of Trustees of each Fund as a Class III Trustee of PTY, a Class III Trustee of PCN, a Class II Trustee of PHK, a Class III Trustee of PFL and a Class I Trustee of PFN.

104	PIMCO CLOSED-END FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.

BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada

BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RTA	Bank of New York Mellon Corp.

BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank

CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, New York

CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale

CIW	CIBC World Markets Corp.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble

AUD	Australian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate

ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	1 Month USD-LIBOR

BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	US0003M	1 Month USD Swap Rate

BP0003M	3 Month GBP-LIBOR

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced

BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JANUARY 31, 2019	105

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares

Deustsche Bank Company Americas

60 Wall Street, MS 2715

New York, New York 10005

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4011SAR_013119

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund II

By:	/s/ PETER G. STRELOW Peter G. Strelow President (Principal Executive Officer)

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW Peter G. Strelow President (Principal Executive Officer)

Date:	March 28, 2019

By:	/s/ TRENT W. WALKER Trent W. Walker Treasurer (Principal Financial & Accounting Officer)

Date:	March 28, 2019